UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7885

Name of Fund: Master Extended Market Index Series

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Master
      Extended Market Index Series, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/03

Date of reporting period: 01/01/03 - 06/30/03

Item 1 - Attach shareholder report

Master Extended Market Index Series

During the period the fund generated net investment income of 0.98% as a percentage of average net assets.

Contributors and Detractors from Performance:

The portfolio met its objective of replicating the return of its benchmark. After a negative 1st quarter, the 2nd quarter of 2003 brought impressive gains and what some are calling a "bull rally." The US markets rose consistently over the quarter, spurred by optimism that economic and profit growth will accelerate. On June 16th the S&P 500 closed above the 1,000 mark (at 1,010.74) for the first time since June 20, 2002. Most indices finished the quarter in positive territory, with the DJIA closing at 8,985.44, up 993.31 points or 12.43% for the quarter, and the S&P 500 closing at 974.50, 126.32 points or 14.89% for the quarter. The NASDAQ closed at 1,622.80, up 281.63 points or 21.00%, as technology stocks have outperformed the broader market on expectations that companies in that sector will be among the first beneficiaries of an economic recovery.

Performance Analysis:

For the 2nd quarter, small and mid-cap stocks proved a better place to be as they outperformed large-cap stocks, with a 21.45% return for the Wilshire 4500 versus the 16.50% return for the Wilshire 5000.

Markets rallied following the resolution of military affairs in Iraq, investors have become increasingly bullish about the outlook for equities, and the rise has been notable for the participation of all sectors and countries.

After the Federal Open Market Committee (FOMC) left rates unchanged at 1.25% at its May 6th meeting, it lowered its target for the federal funds rate by 25 basis points to 1% at its June 25th meeting, bringing the rate to a 49-year low. The FOMC continues to use an accommodative stance of monetary policy coupled with an underlying growth in productivity to provide ongoing support to economic activity. The modest 25 basis point cut rather than the expected 50 basis point cut leaves room for further Federal Reserve rate reductions in the future. In response to the FOMC decision financial markets were initially disappointed, with long term interest rates backing up sharply and stock prices falling. This movement will likely be moderated by the realization that the growth outlook will be strengthened.

Fund Position Going Forward:

Economic indicators for the current economy are ambiguous, but the economy may strengthen and produce strong results for the second half of 2003. Many of the geo-political factors that may have exacerbated the slowdown in activity (war fears, higher oil prices, poor weather and SARS) have been largely resolved. While the economy is clearly improving, the rate of change is only gradual. Data indicates that further policy stimulus will hit the economy in the second half of the year, but it is worth noting the lack of growth given the large cuts in interest rates already seen. Additionally, a key factor is the concern about whether consumers will continue to spend long enough to prop up the economy until a corporate spending cycle emerges.

For the next quarter the reaction of the economy to all the stimuli in the pipeline and the extent of the recovery is still ambiguous. Lower withholding taxes from paychecks and child tax credit checks position households on the receiving end of at least $30 billion from tax relief. This, coupled with a mortgage-refinancing wave continuing a high incentive to refinance, is indicative of an increase in consumer spending in the last 6 months of 2003, putting the economy on a recovery track. With that in mind, the portfolio is expected to continue to meets its objectives.


/s/  Richard Vella
------------------------------------
Richard Vella
Vice President and Portfolio Manager


/s/ Terry K. Glenn
------------------------------------
Terry K. Glenn
President and Trustee

Trustees and Officers:
Terry K. Glenn - Trustee
Donald W. Burton - Trustee
M. Colyer Crum - Trustee
Laurie Simon Hodrick - Trustee
Fred G. Weiss - Trustee
Robert C. Doll, Jr. - Senior Vice President
Donald C. Burke - Vice President and Treasurer
Richard Vella -- Vice President and Portfolio Manager
Brian D. Stewart - Secretary

Custodian: JPMorgan Chase Bank
           4 Chase MetroTech
           Brooklyn, New York 11245

Transfer Agent: Financial Data Services, Inc.
                4800 Deer Lake Drive East
                Jacksonville, FL 32246-6484

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Aerospace - 0.3%            Aerosonic Corporation +                                     200                $1,974
                                      ESCO Technologies Inc. +                                    900                39,600
                                      GenCorp Inc.                                              2,100                18,669
                                      HEICO Corporation (Class A)                               1,620                14,499
                                      KVH Industries, Inc. +                                    1,300                32,149
                                      Kaman Corp. (Class A)                                     1,100                12,859
                                      L-3 Communications Holdings, Inc. +                       4,200               182,657
                                      Metrologic Instruments, Inc. +                              700                23,282
                                      SPACEHAB, Incorporated +                                    500                   475
                                      SatCon Technology Corporation +                             700                   434
                                      TransTechnology Corporation +                               300                 1,632
                                      Trimble Navigation Limited +                              1,800                41,273
                                      Veeco Instruments Inc. +                                  1,500                25,545
                                                                                                               -------------
                                                                                                                    395,048

        Air Transport - 0.4%          AAR Corp.                                                 1,500                10,590
                                      AMR Corporation +                                         9,000                98,999
                                      ATA Holdings Corp. +                                      1,500                11,385
                                      Airborne, Inc.                                            2,000                41,799
                                      AirTran Holdings, Inc. +                                  1,800                18,846
                                      Alaska Air Group, Inc. +                                  1,100                23,595
                                      America West Holdings Corporation (Class B) +             1,600                10,880
                                      Atlantic Coast Airlines Holdings, Inc. +                  1,600                21,584
                                      Atlas Air, Inc. +                                         2,800                 4,116
                                      Aviall, Inc. +                                              700                 7,959
                                      Aviation General, Incorporated +                          1,200                    36
                                      Continental Airlines, Inc. (Class B) +                    2,400                35,927
                                      EGL, Inc. +                                               1,900                28,880
                                      Frontier Airlines, Inc. +                                 1,800                16,344
                                      Great Lakes Aviation, Ltd. +                                700                   210
                                      Hawaiian Holdings, Inc. +                                 3,802                 3,232
                                      LMI Aerospace, Inc. +                                       900                 1,845
                                      Mesa Air Group, Inc. +                                    3,900                31,200
                                      Mesaba Holdings, Inc. +                                     700                 4,319
                                      Midwest Express Holdings +                                  800                 2,096
                                      Northwest Airlines Corporation +                          4,200                47,417
                                      Petroleum Helicopters, Inc. (Non-voting) +                  700                20,363
                                      SkyWest, Inc.                                             2,300                43,838
                                      Vanguard Airlines, Inc. +                                   200                     0
                                                                                                               -------------
                                                                                                                    485,460

           Apparel - 1.0%             Aeropostale, Inc. +                                       1,000                21,480
                                      Armor Holdings, Inc. +                                    1,400                18,760
                                      Ashworth, Inc. +                                          3,500                24,815
                                      bebe stores, inc. +                                       1,500                28,695
                                      The Buckle, Inc. +                                          700                13,461
                                      Burke Mills, Inc. +                                       1,400                 1,078
                                      CACHE INC. +                                                300                 4,620
                                      Coach, Inc. +                                             3,700               184,037
                                      Columbia Sportswear Company +                             2,000               102,818
                                      DHB Capital Group Inc. +                                    600                 2,454
                                      Escalade, Incorporated +                                    300                 4,812
                                      Fab Industries, Inc. +                                      200                 1,840
                                      GSI Commerce, Inc. +                                      1,800                12,024
                                      Guess?, Inc. +                                            1,000                 6,000
                                      Haggar Corp.                                                300                 3,750
                                      Hampshire Group, Limited +                                  200                 5,968
                                      Hartmarx Corporation +                                    5,000                14,950
                                      J. Jill Group Inc. +                                      1,300                21,892
                                      JPS Industries Inc. +                                       400                   464
                                      Jos. A. Bank Clothiers, Inc. +                            1,000                33,429
                                      K-Swiss Inc. (Class A)                                      900                31,068
                                      Kellwood Co.                                              1,200                37,956
                                      Kenneth Cole Productions, Inc. (Class A) +                1,100                21,439
                                      LaCrosse Footwear, Inc. +                                   500                 1,400

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
               Apparel                Magic Lantern Group, Inc. +                               1,000                $1,000
             (concluded)              Marisa Christina, Incorporated +                            900                 1,287
                                      Mossimo, Inc. +                                             800                 3,152
                                      Mothers Work, Inc. +                                        300                 8,031
                                      Nautica Enterprises, Inc. +                               3,400                43,621
                                      OshKosh B'Gosh, Inc. (Class A)                              600                16,200
                                      Oxford Industries, Inc.                                     500                20,760
                                      Perry Ellis International, Inc.                           1,300                25,376
                                      Phillips-Van Heusen Corporation                           1,500                20,445
                                      Phoenix Footwear Group, Inc. +                            1,000                 5,230
                                      Polo Ralph Lauren Corporation                             1,700                43,842
                                      Quaker Fabric Corporation                                 1,400                 9,240
                                      Quiksilver, Inc. +                                        3,000                49,470
                                      Russell Corporation                                       1,600                30,400
                                      Skechers U.S.A., Inc. (Class A) +                         1,100                 8,140
                                      Stage Stores, Inc. +                                        900                21,150
                                      Steve Madden, Ltd.                                          600                13,104
                                      The Stride Rite Corporation                               1,900                18,924
                                      Superior Uniform Group, Inc.                              1,500                16,755
                                      Tandy Brands Accessories, Inc. +                            200                 2,400
                                      The Timberland Company (Class A) +                        1,700                89,861
                                      Tropical Sportswear Int'l Corporation +                   3,300                23,925
                                      Unifi, Inc. +                                             3,200                19,840
                                      Vans, Inc. +                                                900                 8,082
                                      Warnaco Group, Inc. +                                     3,700                49,950
                                      Weyco Group, Inc.                                           100                 4,601
                                      Wolverine World Wide, Inc.                                2,400                46,224
                                                                                                               -------------
                                                                                                                  1,200,220

            Banks - 6.9%              Abington BanCorp, Inc.                                      800                20,320
                                      Alabama National BanCorporation                             200                 9,696
                                      Allegiant Bancorp, Inc.                                     700                14,175
                                      Ameriana Bancorp                                            200                 2,806
                                      American National Bankshares Inc.                           300                 8,067
                                      Anchor Bancorp, Inc.                                      1,600                38,224
                                      Arrow Financial Corporation                                 336                11,212
                                      Associated Banc-Corp.                                     3,650               134,611
                                      BCSB Bankcorp, Inc.                                       1,200                18,000
                                      BSB Bancorp, Inc.                                         1,400                34,747
                                      BancFirst Corporation                                       400                20,744
                                      BancorpSouth, Inc.                                        3,600                75,060
                                      Bank Mutual Corporation                                     300                 9,750
                                      Bank of Granite Corp.                                       525                 8,951
                                      Bank of Hawaii Corporation                                2,900                96,135
                                      BankAtlantic Bancorp, Inc. (Class A)                      2,600                30,914
                                      Banknorth Group, Inc.                                     7,914               201,964
                                      Bar Harbor Bankshares                                       200                 4,250
                                      Boston Private Financial Holdings, Inc.                   1,100                23,188
                                      BostonFed Bancorp, Inc.                                   1,100                29,601
                                      Brookline Bancorp, Inc.                                   2,799                39,186
                                      Bryn Mawr Bank Corporation                                  200                 7,414
                                      CB Bancshares, Inc.                                         350                21,742
                                      CCBT Financial Companies Inc.                               300                 7,167
                                      CFS Bancorp, Inc.                                           600                 8,460
                                      Camden National Corporation                                 300                 8,250
                                      Capital Bank Corporation                                  1,100                16,412
                                      Capital City Bank Group, Inc.                               500                18,100
                                      Capitol Bancorp Ltd.                                        420                11,387
                                      Capitol Federal Financial                                 3,140                88,264
                                      Carrollton Bancorp                                          210                 3,549
                                      Cavalry Bancorp, Inc.                                       300                 5,064
                                      Center Bancorp, Inc.                                        400                 6,048
                                      Central Coast Bancorp +                                     457                 7,664
                                      Century Bancorp, Inc. (Class A)                             200                 5,956
                                      Chemical Financial Corporation                              560                16,688

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
                Banks                 Chittenden Corporation                                    1,787               $48,874
             (continued)              Citizens Banking Corporation                              1,800                48,186
                                      Citizens South Banking Corporation                          428                 5,667
                                      City Holding Company                                        700                20,489
                                      City National Corporation                                 2,300               102,487
                                      CoBiz Inc.                                                  500                 6,770
                                      The Colonial BancGroup, Inc.                              4,300                59,641
                                      Columbia Bancorp                                            300                 7,203
                                      Columbia Banking System, Inc.                               600                10,746
                                      Comm Bancorp, Inc.                                          100                 3,480
                                      Commerce Bancorp, Inc.                                    2,500                92,750
                                      Commerce Bancshares, Inc.                                 3,407               132,702
                                      Commercial Bankshares, Inc.                                 125                 3,715
                                      Commercial National Financial Corporation                   100                 2,633
                                      Community Bank System, Inc.                                 500                19,000
                                      Community Banks, Inc.                                       388                11,539
                                      Community First Bankshares, Inc.                          2,800                76,440
                                      Compass Bancshares, Inc.                                  6,600               230,538
                                      Connecticut Bancshares, Inc.                              1,100                43,076
                                      Corus Bankshares, Inc.                                      600                29,058
                                      CoVest Bancshares, Inc.                                   1,100                27,225
                                      Cullen/Frost Bankers, Inc.                                2,600                83,459
                                      Dime Community Bancshares                                 2,100                53,445
                                      Doral Financial Corporation                               3,700               165,205
                                      EFC Bancorp, Inc.                                           900                16,209
                                      F&M Bancorp                                                 900                44,388
                                      FFLC Bancorp, Inc.                                          150                 3,894
                                      FLAG Financial Corporation                                  400                 5,484
                                      FNB Corp.                                                   300                 7,446
                                      F.N.B. Corporation                                        3,069                92,867
                                      FNB Financial Services Corporation                          900                17,928
                                      Farmers Capital Bank Corporation                            300                 9,585
                                      Fidelity Federal Bancorp +                                1,200                 1,560
                                      Financial Institutions, Inc.                                100                 2,350
                                      First Bancorp                                               400                10,364
                                      First Bell Bancorp, Inc.                                    200                 5,132
                                      First Busey Corporation                                     500                12,120
                                      First Cash Financial Services, Inc. +                     2,100                29,841
                                      First Charter Corporation                                   500                 8,700
                                      First Citizens BancShares, Inc. (Class A)                   500                50,419
                                      First Colonial Group, Inc.                                  600                29,142
                                      First Commonwealth Financial Corporation                  1,400                18,144
                                      First Essex Bancorp, Inc.                                   900                42,426
                                      First Federal Bancorp, Inc.                                 400                 2,980
                                      First Federal Bancshares of Arkansas, Inc.                  600                19,050
                                      First Federal Capital Corp.                               1,000                19,850
                                      First Federal Financial Corporation of Kentucky             170                 5,554
                                      First Financial Bancorp                                   1,710                27,360
                                      First Financial Bankshares, Inc.                            350                11,711
                                      First Merchants Corporation                                 110                 2,674
                                      First Midwest Bancorp, Inc.                               2,175                62,661
                                      First Mutual Bancshares, Inc.                             1,100                22,000
                                      First Niagara Financial Group, Inc.                       5,132                71,642
                                      First Oak Brook Bancshares, Inc.                            300                 9,897
                                      The First of Long Island Corporation                        200                 8,014
                                      First Republic Bank +                                       700                18,620
                                      First South Bancorp, Inc.                                   200                 6,652
                                      First State Bancorporation                                  400                11,004
                                      Firstbank Corp.                                           1,950                53,528
                                      FirstFed Financial Corp. +                                  600                21,174
                                      FirstMerit Corporation                                    3,900                89,153
                                      Franklin Financial Corporation                              400                12,020
                                      Frontier Financial Corporation                              300                 8,523
                                      Fulton Financial Corporation                              5,323               105,767
                                      GBC Bancorp                                               1,200                46,079

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
                Banks                 German American Bancorp                                     535                $9,336
             (continued)              Gold Banc Corporation                                     1,500                15,765
                                      Great Southern Bancorp, Inc.                                300                11,562
                                      Greater Bay Bancorp                                       2,174                44,392
                                      Greater Community Bancorp                                   220                 3,390
                                      Hancock Holding Company                                     400                18,824
                                      Harbor Florida Bancshares, Inc.                           1,200                28,752
                                      Harleysville National Corporation                           935                25,301
                                      Hibernia Corporation (Class A)                            7,300               132,567
                                      Hudson City Bancorp, Inc.                                 9,800               250,585
                                      Hudson United Bancorp                                     2,240                76,496
                                      Independent Bank Corp. (Massachusetts)                      800                18,072
                                      Integra Bank Corporation                                    800                13,768
                                      Interchange Financial Services Corporation                  650                12,753
                                      Internet Capital Group, Inc. +                           11,500                 5,405
                                      Irwin Financial Corporation                               1,200                31,080
                                      LSB Bancshares, Inc.                                        400                 6,924
                                      Lakeland Financial Corporation                              200                 6,076
                                      M&T Bank Corporation                                      5,500               463,209
                                      MAF Bancorp, Inc.                                         1,800                66,726
                                      MASSBANK Corp.                                              250                 9,043
                                      Main Street Banks, Inc.                                     600                15,180
                                      MainSource Financial Group, Inc.                            220                 5,361
                                      Mercantile Bankshares Corporation                         3,800               149,643
                                      Merchants Bancshares, Inc.                                  350                 9,100
                                      Mid-State Bancshares                                      1,100                21,725
                                      Midwest Banc Holdings, Inc.                                 800                15,536
                                      NBT Bancorp Inc.                                          1,360                26,316
                                      NSD Bancorp, Inc.                                           115                 3,059
                                      Nara Bancorp, Inc.                                        1,900                35,587
                                      National Commerce Financial Corporation                   8,900               197,491
                                      National Penn Bancshares, Inc.                              315                 8,845
                                      Net.B@nk, Inc.                                            2,300                30,268
                                      North Valley Bancorp                                      1,500                22,500
                                      Northern States Financial Corporation                       100                 2,846
                                      Norwood Financial Corp.                                     150                 3,495
                                      Novastar Financial, Inc.                                  1,000                59,750
                                      OceanFirst Financial Corp.                                  700                17,101
                                      Ohio Valley Banc Corp.                                      700                16,100
                                      Old National Bancorp                                      3,168                72,864
                                      Old Second Bancorp, Inc.                                    200                 8,570
                                      Omega Financial Corporation                                 400                13,680
                                      Oriental Financial Group Inc.                               825                21,194
                                      PFF Bancorp, Inc.                                           600                23,190
                                      Pamrapo Bancorp, Inc.                                     1,000                17,300
                                      Park National Corporation                                   600                68,549
                                      Parkvale Financial Corporation                              300                 7,374
                                      Patriot Bank Corp.                                          320                 5,757
                                      Peapack-Gladstone Financial Corporation                     300                 9,609
                                      PennFed Financial Services, Inc.                            300                 8,325
                                      Peoples Bancorp                                             200                 4,150
                                      Peoples Bancorp Inc.                                        472                11,927
                                      Peoples Bancorp of North Carolina                           200                 3,426
                                      The Peoples BancTrust Company, Inc.                       1,120                16,800
                                      People's Bank                                             2,700                78,273
                                      Popular, Inc.                                             6,700               258,552
                                      PrivateBancorp, Inc.                                        300                 8,181
                                      Prosperity Bancshares, Inc.                                 400                 7,700
                                      Provident Bancorp, Inc.                                     400                12,840
                                      Provident Bancshares Corporation                          1,525                38,750
                                      Provident Financial Group, Inc.                           2,200                56,385
                                      Quaker City Bancorp, Inc. +                                 250                10,263
                                      Republic Bancorp Inc.                                     2,299                30,853
                                      Republic Bancorp, Inc. (Class A)                          1,500                22,245
                                      Republic Bancshares, Inc.                                   600                15,006

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
                Banks                 Resource Bankshares Corporation                             200                $6,848
             (concluded)              Riggs National Corporation                                1,400                21,308
                                      Royal Bancshares of Pennsylvania, Inc. (Class A)            514                10,974
                                      S1 Corporation +                                          3,700                14,948
                                      S&T Bancorp, Inc.                                           800                21,944
                                      S.Y. Bancorp, Inc.                                          100                 3,537
                                      Sandy Spring Bancorp, Inc.                                  150                 4,740
                                      The Savannah Bancorp, Inc.                                  121                 2,901
                                      Seacoast Banking Corporation of Florida                     700                11,928
                                      Second Bancorp, Incorporated                                400                10,320
                                      Silicon Valley Bancshares +                               2,700                64,286
                                      Simmons First National Corporation (Class A)                400                 8,004
                                      Sky Financial Group, Inc.                                 3,300                71,676
                                      The South Financial Group, Inc.                           3,300                76,989
                                      Southwest Bancorp, Inc.                                     200                 5,484
                                      Southwest Bancorporation of Texas, Inc. +                 2,400                78,023
                                      Southwest Georgia Financial Corporation                     110                 2,228
                                      St. Francis Capital Corporation                           1,300                37,791
                                      State Bancorp, Inc.                                         418                 8,185
                                      Sterling Bancshares, Inc.                                 3,950                51,666
                                      Sterling Financial Corporation                              500                12,175
                                      Suffolk Bancorp                                             500                16,100
                                      Summit Bancshares, Inc.                                     300                 7,044
                                      Sun Bancorp, Inc.                                           300                 6,054
                                      Sun Bancorp, Inc. (New Jersey) +                            570                11,343
                                      Superior Financial Corp.                                  1,400                33,600
                                      Susquehanna Bancshares, Inc.                              1,600                37,360
                                      TCF Financial Corporation                                 4,000               159,359
                                      Texas Regional Bancshares, Inc. (Class A)                 1,650                57,255
                                      Tompkins Trustco, Inc.                                      400                17,860
                                      TriCo Bancshares                                            300                 7,629
                                      Troy Financial Corporation                                  100                 2,715
                                      The Trust Company of New Jersey                             900                27,270
                                      TrustCo Bank Corp NY                                      1,860                20,609
                                      Trustmark Corporation                                     3,000                76,409
                                      UCBH Holdings, Inc.                                       2,900                83,171
                                      UMB Financial Corporation                                   710                30,104
                                      U.S.B. Holding Co., Inc.                                    760                13,490
                                      Union Bankshares Corporation                                400                11,308
                                      UnionBanCal Corporation                                   7,400               306,137
                                      United Bancorp, Inc.                                        231                 3,165
                                      United Bankshares, Inc.                                   2,100                60,165
                                      United Community Financial Corp.                          1,400                12,936
                                      United National Bancorp                                   1,400                38,626
                                      Unizan Financial Corp.                                      832                14,618
                                      Vail Banks, Inc.                                          1,200                16,260
                                      Valley National Bancorp                                   4,522               119,154
                                      Virginia Commerce Bancorp, Inc. +                           400                 7,804
                                      WSFS Financial Corporation                                1,000                38,400
                                      Warwick Community Bancorp, Inc.                             200                 5,846
                                      Washington Trust Bancorp, Inc.                              500                11,495
                                      WesBanco, Inc.                                            1,000                24,300
                                      Westamerica Bancorporation                                2,100                90,467
                                      Westcorp                                                  1,121                31,388
                                      Whitney Holding Corporation                               2,750                87,918
                                      Wilmington Trust Corporation                              3,000                88,049
                                      Wintrust Financial Corporation                            1,650                48,840
                                      Yardville National Bancorp                                  500                 9,750
                                                                                                               -------------
                                                                                                                  8,273,651

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
      Business Machines - 2.6%        3Com Corporation +                                       16,600               $77,688
                                      3D Systems Corporation +                                    600                 4,218
                                      AVICI SYS INC. +                                          1,650                10,065
                                      Adaptec, Inc. +                                           5,100                39,678
                                      Advanced Digital Information Corporation +                3,600                35,964
                                      american Software, Inc. (Class A) +                       3,400                14,960
                                      Analogic Corporation                                      1,100                53,636
                                      Applied Films Corporation +                                 400                10,352
                                      Arbitron Inc. +                                           1,400                49,980
                                      Artesyn Technologies, Inc. +                              3,100                17,391
                                      Ascential Software Corporation +                          3,350                55,074
                                      Auspex Systems, Inc. +                                    1,800                    65
                                      Avocent Corporation +                                     2,700                80,811
                                      BEA Systems, Inc. +                                      20,700               224,801
                                      Black Box Corporation                                     1,500                54,300
                                      Borland Software Corporation +                            4,000                39,080
                                      CACI International Inc. (Class A) +                       1,400                48,020
                                      California First National Bancorp                           600                 5,694
                                      Communication Intelligence Corporation +                    700                   252
                                      Computer Horizons Corp. +                                 1,200                 5,448
                                      Concerto Software, Inc. +                                 3,000                27,570
                                      Concurrent Computer Corporation +                         3,000                 8,760
                                      Convera Corporation +                                     1,400                 5,572
                                      Cosine Communications, Inc. +                               410                 2,492
                                      Cray, Inc. +                                              3,100                24,490
                                      Crossroads Systems, Inc. +                                1,100                 1,858
                                      Diebold, Incorporated                                     2,800               121,109
                                      Digital Lightwave, Inc. +                                 3,600                 3,888
                                      Enterasys Networks, Inc. +                                7,100                21,513
                                      Exabyte Corporation +                                       300                    26
                                      Extended Systems Incorporated +                             100                   390
                                      Fair, Isaac and Company, Incorporated                     2,301               118,385
                                      Flow International Corporation +                            800                 1,128
                                      Foundry Networks, Inc. +                                  6,200                89,280
                                      General Binding Corporation +                               500                 6,000
                                      Handspring, Inc. +                                        5,700                 6,441
                                      Hanger Orthopedic Group, Inc. +                           1,000                11,450
                                      Hypercom Corporation +                                    2,100                 8,715
                                      IKON Office Solutions, Inc.                               7,400                65,860
                                      Immersion Corporation +                                     200                   380
                                      Input/Output, Inc. +                                      2,500                13,450
                                      Integrated Device Technology, Inc. +                      4,000                44,200
                                      Intergraph Corp. +                                        3,100                66,650
                                      Interland, Inc. +                                        18,500                18,130
                                      InterVoice-Brite, Inc. +                                  1,600                 7,904
                                      InVision Technologies, Inc. +                             1,100                27,335
                                      Iomega Corporation +                                      2,060                21,836
                                      Juniper Networks, Inc. +                                 18,500               228,844
                                      LTX Corporation +                                         1,900                16,378
                                      Lantronix, Inc. +                                         2,100                 1,554
                                      Latitude Communications, Inc. +                             100                   186
                                      MIPS Technologies, Inc. (Class A) +                       2,000                 5,120
                                      MSC.Software Corp. +                                      1,300                 8,762
                                      MTI Technology Corporation +                                200                   176
                                      Maxtor Corporation +                                     12,412                93,214
                                      McDATA Corporation (Class A) +                            5,000                73,350
                                      Media 100 Inc. +                                            200                   238
                                      Microchip Technology                                      9,409               231,742
                                      Micromuse, Inc. +                                         3,700                29,563
                                      Micros Systems, Inc. +                                    1,500                49,470
                                      Mobility Electronics, Inc. +                              4,400                17,820
                                      Netegrity, Inc. +                                         1,700                 9,928
                                      Network Engines, Inc. +                                   2,600                 9,880
                                      PTEK Holdings, Inc. +                                       500                 2,425
                                      Palm, Inc. +                                              2,300                37,421
                                      Procom Technology, Inc. +                                   100                    30
                                      Pure World, Inc. +                                        1,300                 4,225
                                      Quantum Corporation-DLT & Storage Systems +               6,100                24,705
                                      Rainbow Technologies, Inc. +                                600                 5,046
                                      Read-Rite Corporation +                                     960                    62

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Machines           Roxio, Inc. +                                             1,300                $8,697
             (concluded)              SCM Microsystems, Inc. +                                    800                 4,368
                                      SVI Solutions Inc. +                                        200                   478
                                      SanDisk Corporation +                                     3,600               145,259
                                      ScanSource, Inc. +                                          600                16,050
                                      Scientific Technologies Incorporated +                      300                 1,455
                                      Sigma Designs, Inc. +                                     2,300                25,093
                                      Silicon Graphics, Inc. +                                  8,000                 9,120
                                      SmartDisk Corporation +                                     100                     6
                                      Sorrento Networks Corporation +                              30                    79
                                      Storage Technology Corporation +                          4,000               102,959
                                      StorageNetworks, Inc. +                                  14,900                20,711
                                      Sybase, Inc. +                                            4,155                57,796
                                      Systems & Computer Technology Corporation +               1,300                11,700
                                      Tech Data Corporation +                                   2,600                69,446
                                      The Titan Corporation +                                   3,000                30,870
                                      Total System Services, Inc.                               9,000               200,699
                                      Trans-Industries, Inc. +                                    100                   415
                                      Ultimate Electronics, Inc. +                              2,000                25,640
                                      Visual Networks, Inc. +                                   1,300                 1,755
                                      Vitria Technology, Inc. +                                   175                 1,003
                                      White Electronic Designs Corporation +                      100                 1,059
                                                                                                               -------------
                                                                                                                  3,137,086

      Business Services - 10.1%       4Kids Entertainment, Inc. +                                 600                11,160
                                      24/7 Media, Inc. +                                       15,600                12,480
                                      ABM Industries, Inc.                                      2,600                40,040
                                      ADVO Systems, Inc. +                                      1,000                44,400
                                      ANSYS, Inc. +                                             1,400                43,540
                                      Aaron Rents, Inc.                                           700                18,060
                                      Accrue Software, Inc. +                                     300                    11
                                      Actel Corp. +                                             1,500                30,750
                                      Actuate Corporation +                                     7,100                19,738
                                      Adept Technology, Inc. +                                    200                    84
                                      Administaff, Inc. +                                       1,800                18,540
                                      Advent Software, Inc. +                                   2,500                42,275
                                      Aether Systems, Inc. +                                    2,100                10,290
                                      Affiliated Computer Services, Inc. (Class A) +            5,600               256,087
                                      Affymetrix, Inc. +                                        2,300                45,333
                                      Agile Software Corporation +                              2,400                23,160
                                      Akamai Technologies, Inc. +                               8,000                38,880
                                      Aksys, Ltd. +                                             1,300                16,835
                                      Alliance Semiconductor Corporation +                      5,100                24,684
                                      The Allied Defense Group, Inc. +                          1,000                18,450
                                      Altiris, Inc. +                                           1,800                36,090
                                      Ambassadors International, Inc. +                           400                 4,804
                                      American Independence Corporation +                          48                   512
                                      American Management Systems, Incorporated +               2,000                28,560
                                      American Online Latin America, Inc. (Class A) +           2,700                 1,620
                                      American Superconductor Corporation +                     1,100                 6,589
                                      Analysts International Corporation +                        200                   498
                                      Ansoft Corporation +                                        500                 5,310
                                      AnswerThink Consulting Group, Inc. +                      2,400                 4,632
                                      Anteon International Corporation +                        1,000                27,910
                                      Applied Molecular Evolution +                             1,100                 4,708
                                      Arena Pharmaceuticals, Inc. +                             1,400                 9,296
                                      Ariba, Inc. +                                            10,400                30,888
                                      Art Technology Group, Inc. +                              8,300                13,280
                                      Artemis International Solutions Corporation +                12                    22
                                      Ask Jeeves, Inc. +                                        1,200                16,500
                                      Aspen Technology, Inc. +                                  2,200                10,560
                                      Atari, Inc. +                                             6,100                27,145
                                      BAKER (MICHEAL) CORP +                                      400                 4,280
                                      BARRA, Inc. +                                             1,550                55,335
                                      The BISYS Group, Inc. +                                   4,700                86,338

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           BSQUARE Corporation +                                     4,600                $3,772
             (continued)              Barrett Business Services, Inc. +                           400                 1,200
                                      BearingPoint, Inc. +                                      7,700                74,305
                                      Bestway, Inc. +                                             300                 4,350
                                      BindView Development Corporation +                        8,300                16,766
                                      Bionova Holding Corporation +                               800                   280
                                      Blue Coat Systems, Inc. +                                   360                 2,160
                                      Blue Martini Software, Inc. +                             1,400                 5,166
                                      Bottomline Technologies, Inc. +                             100                   807
                                      Bowne & Co., Inc.                                         1,600                20,848
                                      Bright Horizons Family Solutions, Inc. +                    400                13,424
                                      The Brink's Company                                       2,300                33,511
                                      Brio Technology, Inc. +                                   1,500                 3,468
                                      BroadVision, Inc. +                                       1,288                 7,329
                                      Brocade Communications Systems, Inc. +                   12,400                73,036
                                      Brooktrout Inc. +                                           200                 1,552
                                      CDW Corporation +                                         4,200               192,359
                                      CDI Corp. +                                                 900                23,364
                                      CERBCO, Inc. (Class A)                                      500                 3,800
                                      CIBER, Inc. +                                             3,100                21,762
                                      CSG Systems International, Inc. +                         2,200                31,086
                                      Calico Commerce, Inc. +                                     200                    90
                                      CareCentric Inc. +                                          153                   101
                                      Career Education Corporation +                            2,000               136,839
                                      Carreker Corporation +                                    1,500                 6,870
                                      Casella Waste Systems, Inc. (Class A)+                    1,000                 9,030
                                      Catalina Marketing Corporation +                          2,200                38,830
                                      Catapult Communications Corporation +                       500                 5,310
                                      Cell Genesys, Inc. +                                      2,100                18,144
                                      Centra Software, Inc. +                                   1,000                 3,100
                                      Century Business Services, Inc. +                         1,000                 3,250
                                      Ceridian Corporation +                                    6,800               115,395
                                      Cerner Corporation +                                      1,700                39,015
                                      Certegy Inc. +                                            3,100                86,025
                                      Charles River Associates Incorporated +                   1,300                36,738
                                      CheckFree Corp. +                                         3,600               100,223
                                      Childtime Learning Centers, Inc. +                          300                   750
                                      ChoicePoint Inc. +                                        4,133               142,670
                                      Chordiant Software, Inc. +                                4,100                 7,626
                                      Clarus Corporation +                                        200                 1,256
                                      Clean Harbors, Inc. +                                       700                 6,671
                                      Click Commerce, Inc.                                      2,200                 3,190
                                      click2learn.com, Inc. +                                     100                   173
                                      Closure Medical Corporation +                               400                 7,552
                                      Cognizant Technology Solutions Corporation +              3,700                90,132
                                      Com21, Inc. +                                               200                    28
                                      Commerce One, Inc. +                                      4,960                11,656
                                      Computer Programs and Systems, Inc.                         500                10,005
                                      Concord Communications, Inc. +                              600                 8,238
                                      Concur Technologies, Inc. +                               2,900                29,203
                                      Connetics Corporation +                                   1,900                28,443
                                      Copart, Inc. +                                            4,050                38,273
                                      Corillian Corporation +                                   4,600                 7,820
                                      Corinthian Colleges, Inc. +                               2,000                97,140
                                      Corio, Inc. +                                               400                   640
                                      Cornell Companies, Inc. +                                   500                 7,570
                                      The Corporate Executive Board Company +                   1,900                77,007
                                      CoStar Group Inc. +                                         200                 5,972
                                      Courier Corporation                                         150                 7,725
                                      Covansys Corporation +                                    1,400                 4,298
                                      Credence Systems Corporation +                            4,600                38,962
                                      Credit Acceptance Corporation +                             600                 6,054
                                      Critical Path, Inc. +                                       900                   891
                                      Cross Country Healthcare, Inc. +                          2,400                31,656
                                      Cross Media Marketing Corporation +                          29                     7

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           CryoLife, Inc. +                                          2,400               $24,840
             (continued)              CuraGen Corporation +                                     1,300                 7,215
                                      CyberSource Corporation +                                   200                   548
                                      Cysive, Inc. +                                              300                   963
                                      DST Systems, Inc. +                                       5,600               212,799
                                      Daleen Technologies, Inc. +                                 100                    12
                                      Datastream Systems, Inc. +                                  800                 8,472
                                      Deltathree.com, Inc. (Class A) +                            100                    65
                                      Dendrite International, Inc. +                            1,700                21,896
                                      DeVry, Inc. +                                             3,200                74,528
                                      Dice Inc. +                                                 100                     1
                                      Digex, Inc. +                                             4,000                 1,840
                                      Digimarc Corporation +                                      900                14,130
                                      Digital Generation Systems, Inc. +                        3,500                 6,720
                                      Digital Impact, Inc. +                                      200                   370
                                      Digital Insight Corporation +                             2,000                38,100
                                      Digital River, Inc. +                                     1,400                27,020
                                      DigitalThink, Inc. +                                      2,000                 6,300
                                      Digitas Inc. +                                            2,169                10,758
                                      Discovery Partners International +                        1,200                 5,268
                                      Diversa Corporation +                                     1,900                18,677
                                      Docent, Inc. +                                              566                 1,924
                                      DocuCorp International, Inc. +                            2,800                18,564
                                      Documentum, Inc. +                                        2,400                47,208
                                      Dot Hill Systems Corp. +                                    400                 5,240
                                      DoubleClick Inc. +                                        7,000                64,750
                                      Dyax Corp. +                                                800                 3,264
                                      EPIQ Systems, Inc. +                                      2,000                34,360
                                      EXE Technologies, Inc. +                                    257                 1,293
                                      EarthLink, Inc. +                                         9,700                76,533
                                      Echelon Corporation +                                     1,900                26,163
                                      Eclipsys Corporation +                                    1,800                18,792
                                      Ecollege.Com +                                            2,200                24,992
                                      Edison Schools, Inc. +                                   10,800                16,200
                                      Education Management Corporation +                        1,600                85,087
                                      eFunds Corporation +                                      3,100                35,743
                                      eGain Communications Corporation +                          200                    92
                                      Embarcadero Technologies, Inc. +                          1,100                 7,700
                                      eMerge Interactive, Inc. (Class A) +                        200                   154
                                      Encysive Pharmaceuticals Inc. +                             300                 1,440
                                      Engage, Inc. +                                            1,100                    18
                                      Entrust Technologies Inc. +                                 300                   882
                                      E.piphany, Inc. +                                         4,650                23,762
                                      ePresence, Inc. +                                           200                   486
                                      eResearch Technology, Inc. +                              1,100                24,376
                                      Euronet Worldwide, Inc. +                                 1,300                14,053
                                      Exchange Application, Inc. +                                 13                     0
                                      Exelixis, Inc. +                                          2,900                20,126
                                      Exponent, Inc. +                                          1,300                20,150
                                      Exult Inc. +                                              6,700                57,419
                                      F5 Networks, Inc. +                                       1,400                23,590
                                      FTI Consulting, Inc. +                                    1,050                26,219
                                      FactSet Research Systems Inc.                             1,700                74,885
                                      Factual Data Corp. +                                      1,300                22,620
                                      Falcon Products, Inc. +                                     300                 1,269
                                      FalconStor Software, Inc. +                               1,400                 9,366
                                      Fargo Electronics +                                         600                 5,838
                                      Federal Agricultural Mortgage Corporation (Class A) +       900                15,030
                                      Fidelity National Information Solutions, Inc. +           2,700                70,416
                                      FileNET Corporation +                                     2,700                48,708
                                      FirePond, Inc. +                                             30                    97
                                      Forrester Research, Inc. +                                1,100                17,996
                                      Franklin Covey Co. +                                        800                 1,400
                                      FreeMarkets, Inc. +                                       2,500                17,400
                                      Friedman, Billings, Ramsey Group, Inc. (Class A)          5,760                77,184

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           G & K Services, Inc. (Class A)                            1,800               $53,280
             (continued)              GRIC Communications, Inc. +                                 100                   389
                                      GTECH Holdings Corporation                                2,800               105,419
                                      GTSI Corp. +                                              1,700                14,790
                                      Gaiam, Inc. +                                               460                 2,737
                                      Gartner Group, Inc. (Class B) +                           2,200                16,500
                                      Genaissance Pharmaceuticals, Inc. +                         900                 1,404
                                      Genencor International Inc. +                             1,600                26,352
                                      Gentiva Health Services, Inc. +                           1,300                11,700
                                      Genuity Inc. (Class A) +                                  1,190                    12
                                      Geoworks Corporation +                                      200                    22
                                      Gevity HR, Inc.                                             500                 5,910
                                      Global Imaging Systems, Inc. +                            2,100                48,636
                                      Global Payments Inc.                                      1,860                66,029
                                      Grey Global Group Inc.                                       31                23,948
                                      Hall, Kinion & Associates, Inc. +                           600                 1,644
                                      Harris Interactive Inc. +                                 4,900                32,291
                                      Heidrick & Struggles International, Inc. +                1,300                16,406
                                      Hewitt Associates, Inc. (Class A) +                       1,100                25,905
                                      High Speed Access Corp. +                                   600                    87
                                      Hyperion Solutions Corporation +                          1,900                64,143
                                      ICOS Corporation +                                        3,200               117,599
                                      ICT Group, Inc. +                                           600                 6,276
                                      IDT Corporation +                                         1,300                23,270
                                      IDX Systems Corporation +                                 1,400                21,728
                                      ITT Educational Services, Inc. +                          2,300                67,275
                                      Identix Incorporated +                                    4,500                28,575
                                      iGATE Capital Corporation +                               2,100                 7,287
                                      I-many, Inc. +                                            2,800                 2,828
                                      The Immune Response Corporation +                           350                 1,099
                                      Indus International, Inc. +                               1,400                 2,813
                                      InFocus Corporation +                                     2,400                11,328
                                      Infonet Services Corporation (Class B) +                  7,300                11,607
                                      Informatica Corporation +                                 3,200                22,112
                                      Information Architects Corp. +                               25                    14
                                      Information Resources, Inc. +                             1,500                 5,925
                                      Inforte Corp. +                                             600                 4,728
                                      InfoSpace, Inc. +                                         1,240                16,827
                                      infoUSA Inc. +                                              500                 4,050
                                      Innovative Solutions and Support, Inc. +                  1,700                12,684
                                      Insteel Industries, Inc. +                                  600                   372
                                      InsWeb Corporation +                                         83                   394
                                      Interactive Intelligence, Inc. +                            600                 2,262
                                      The InterCept Group, Inc. +                               1,800                15,048
                                      Interliant Inc. +                                           300                     2
                                      Internap Network Services Corporation +                  18,200                18,564
                                      Internet Pictures Corporation +                              80                   336
                                      Internet Security Systems, Inc. +                         2,200                31,878
                                      Interwoven, Inc. +                                        4,900                10,878
                                      Intrado Inc. +                                              800                12,632
                                      Intrusion.com, Inc. +                                       100                    73
                                      Invitrogen Corporation +                                  2,500                95,925
                                      Iron Mountain Incorporated +                              4,300               159,486
                                      iVillage Inc. +                                             200                   296
                                      J.D. Edwards & Company +                                  7,500               107,475
                                      JDA Software Group, Inc. +                                1,400                15,666
                                      Jack Henry & Associates, Inc.                             4,000                71,160
                                      Jacobs Engineering Group Inc. +                           2,500               105,374
                                      John H. Harland Company                                   1,300                34,008
                                      Jupitermedia Corporation +                                  200                   800
                                      Kana Software, Inc. +                                     1,121                 3,397
                                      Keane, Inc. +                                             4,636                63,189
                                      The Keith Companies, Inc. +                                 100                   999
                                      Kelly Services, Inc. (Class A)                            1,600                37,520
                                      Keynote Systems, Inc. +                                     500                 5,240

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           kforce.com, Inc. +                                        1,600                $7,728
             (continued)              Kinder Morgan Management, LLC +                           2,248                84,210
                                      Korn/Ferry International +                                1,400                11,340
                                      Kroll Inc. +                                              2,809                76,012
                                      Kronos, Inc. +                                            1,050                53,351
                                      Labor Ready, Inc. +                                       2,400                17,208
                                      Lamar Advertising Company +                               5,047               177,704
                                      LandAmerica Financial Group, Inc.                         1,100                52,250
                                      Layne Christensen Company +                                 400                 3,228
                                      Learning Tree International, Inc. +                         900                14,067
                                      Legato Systems, Inc. +                                    5,100                42,789
                                      LendingTree, Inc. +                                       1,100                26,928
                                      Level 8 Systems, Inc. +                                     100                    28
                                      Lightbridge, Inc. +                                       2,219                19,438
                                      Lightspan Inc. +                                          6,700                 4,543
                                      Lionbridge Technologies, Inc. +                           4,100                20,869
                                      LookSmart, Ltd. +                                         5,000                14,150
                                      Loudeye Technologies, Inc. +                                300                   240
                                      Luminex Corporation +                                     1,200                 6,192
                                      MAXIMUS, Inc. +                                             900                24,867
                                      META Group, Inc. +                                          100                   425
                                      MPS Group, Inc. +                                         2,600                17,888
                                      MPW Industrial Services Group, Inc. +                       800                 1,600
                                      MRO Software, Inc. +                                        600                 5,178
                                      Macrovision Corporation +                                 2,000                39,840
                                      Manhattan Associates, Inc. +                              1,400                36,358
                                      Manpower Inc.                                             3,500               129,814
                                      Manugistics Group, Inc. +                                 3,400                13,974
                                      MapInfo Corporation +                                       800                 5,704
                                      Marimba, Inc. +                                             200                   582
                                      MarketWatch.com, Inc. +                                     900                 7,524
                                      Matria Healthcare, Inc. +                                   400                 7,052
                                      MatrixOne, Inc. +                                         2,300                13,202
                                      Maxygen Inc. +                                            1,600                17,552
                                      Mechanical Technology Incorporated +                      4,100                12,710
                                      MemberWorks Incorporated +                                  600                11,850
                                      Mentor Corporation                                        2,800                54,264
                                      Mentor Graphics Corporation +                             2,600                37,648
                                      Mercator Software, Inc. +                                   300                   447
                                      Mercury Computer Systems, Inc. +                          1,400                25,424
                                      Merge Technologies Incorporated +                         1,800                23,490
                                      MetaSolv, Inc. +                                          1,900                 3,724
                                      Metro One Telecommunications, Inc. +                      3,700                19,092
                                      MicroStrategy Incorporated (Class A) +                      490                17,851
                                      Microvision, Inc. +                                       3,200                19,840
                                      Millennium Cell Inc. +                                    3,700                 6,734
                                      Miravant Medical Technologies +                           2,800                 3,080
                                      Modem Media Inc. +                                          300                 1,194
                                      Moldflow Corporation +                                      400                 3,584
                                      NCO Group, Inc. +                                         1,300                23,283
                                      NDCHealth Corporation                                     1,700                31,195
                                      NEON Systems, Inc. +                                        100                   321
                                      NMS Communications Corporation +                          1,400                 2,759
                                      NMT Medical, Inc. +                                         900                 3,573
                                      NYFIX, Inc. +                                             1,900                12,065
                                      NaPro Bio Therapeutics, Inc. +                            9,100                13,650
                                      National Instruments Corporation +                        2,400                90,671
                                      National Processing, Inc. +                               2,100                33,768
                                      The Nautilus Group, Inc.                                  1,600                19,840
                                      Navigant Consulting, Inc. +                                 700                 8,295
                                      Neoforma, Inc. +                                            220                 2,402
                                      NeoRx Corporation +                                         200                   672
                                      Net Perceptions, Inc. +                                     400                   640
                                      netGuru, Inc. +                                             100                   126
                                      NetIQ Corporation +                                       2,196                33,950

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           NetManage, Inc. +                                            57                  $170
             (continued)              NetRatings, Inc. +                                          500                 4,570
                                      NetScout Systems, Inc. +                                    200                 1,074
                                      NetScreen Technologies, Inc. +                              500                11,275
                                      NetSolve, Incorporated +                                  2,000                16,700
                                      Network Associates, Inc. +                                7,177                91,004
                                      New Century Equity Holdings Corp. +                         200                    66
                                      The New Dun & Bradstreet Corporation +                    3,400               139,739
                                      New England Business Services, Inc.                         400                12,000
                                      New Horizons Worldwide, Inc. +                              400                 1,712
                                      Newcastle Investment Corporation                          2,400                46,992
                                      Novadigm, Inc. +                                          1,000                 2,590
                                      Nuance Communications Inc. +                              1,700                 9,180
                                      ONYX Software Corporation +                               2,600                 2,522
                                      OPNET Technologies, Inc. +                                  100                 1,219
                                      Oak Technology, Inc. +                                    2,200                13,662
                                      On Assignment, Inc. +                                     4,900                19,600
                                      OneSource Information Services, Inc. +                    1,900                14,174
                                      Onvia.com, Inc.                                              60                   214
                                      Option Care, Inc. +                                       1,025                11,818
                                      Orbital Sciences Corporation +                            2,200                16,060
                                      Orchid Biosciences +                                      2,200                 2,640
                                      Overland Storage, Inc. +                                  1,400                28,476
                                      Overture Services, Inc. +                                 2,700                48,951
                                      PC-Tel, Inc. +                                            1,000                11,860
                                      PDI, Inc. +                                                 700                 7,112
                                      PEC Solutions, Inc. +                                       600                 9,660
                                      PLATO Learning, Inc. +                                    1,700                 9,775
                                      PRG-Schultz International, Inc. +                         5,800                34,220
                                      Packeteer, Inc. +                                         1,500                23,355
                                      Pac-West Telecomm, Inc. +                                   300                   210
                                      Paradigm Genetics, Inc. +                                 1,300                 1,846
                                      Paxar Corporation +                                       1,700                18,700
                                      Pegasus Systems, Inc. +                                   2,300                37,375
                                      Pegasystems Inc. +                                          500                 3,685
                                      Performance Food Group Company +                          2,300                85,100
                                      Perot Systems Corporation (Class A) +                     4,100                46,576
                                      Per-Se Technologies, Inc. +                               1,500                16,845
                                      Persistence Software, Inc. +                                 10                    37
                                      Phoenix Technologies Ltd. +                               4,100                23,165
                                      Pixar, Inc. +                                             3,100               188,603
                                      Planar Systems Inc. +                                       700                13,692
                                      Polycom, Inc. +                                           3,729                51,684
                                      Pomeroy Computer Resources, Inc. +                        2,300                25,438
                                      Portal Software, Inc. +                                   7,000                14,000
                                      Pre-Paid Legal Services, Inc. +                           1,100                26,983
                                      Priceline.com Incorporated +                              2,233                50,004
                                      Prime Medical Services, Inc. +                              900                 4,230
                                      Primus Knowledge Solutions, Inc. +                          200                   260
                                      Priority Healthcare Corporation (Class B) +               3,300                61,215
                                      Progress Software Corporation +                           2,700                55,971
                                      ProQuest Company +                                        1,000                25,800
                                      ProsoftTraining.com +                                       200                    84
                                      Protection One, Inc. +                                    5,000                 4,900
                                      Puma Technology, Inc. +                                   1,800                 6,120
                                      QAD Inc. +                                                1,700                12,614
                                      QRS Corporation +                                         3,700                19,610
                                      Quality Systems, Inc. +                                     900                24,741
                                      Quest Software, Inc. +                                    3,600                42,840
                                      Quixote Corporation                                         300                 7,659
                                      Quotesith.com, Inc. +                                       366                 1,830
                                      R.H. Donnelley Corporation +                              1,400                51,058
                                      RPC, Inc.                                                 1,400                15,400
                                      RSA Security Inc. +                                       1,100                11,825
                                      Radiant Systems, Inc. +                                     400                 2,696

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           RadiSys Corporation +                                       700                $9,240
             (continued)              RealNetworks, Inc. +                                      6,300                42,714
                                      Red Hat, Inc. +                                           8,700                65,859
                                      Redback Networks Inc. +                                   6,600                 5,940
                                      Register.com, Inc. +                                      1,600                 9,376
                                      RemedyTemp, Inc. (Class A) +                                400                 3,708
                                      Renaissance Learning, Inc. +                              1,700                37,230
                                      Republic Services, Inc. (Class A) +                       6,700               151,888
                                      Resources Connection, Inc. +                              1,900                45,334
                                      Retek Inc. +                                              1,900                12,160
                                      Reynolds & Reynolds Company (Class A)                     3,100                88,536
                                      Rigel Pharmaceuticals, Inc. +                               265                 2,425
                                      Right Management Consultants, Inc. +                      1,075                13,599
                                      Roto-Rooter, Inc.                                           500                19,070
                                      Rural Cellular Corporation (Class A) +                      400                 1,680
                                      SAVVIS Communications Corporation +                         600                   522
                                      SBS Technologies, Inc. +                                    100                   983
                                      SEACOR SMIT Inc. +                                        1,000                36,490
                                      SERENA Software, Inc. +                                   1,900                39,672
                                      SITEL Corporation +                                       3,800                 5,890
                                      SM&A +                                                    2,300                25,990
                                      SOURCECORP, Incorporated +                                1,200                25,920
                                      SPAR Group, Inc. +                                        1,400                 6,944
                                      SPSS Inc. +                                                 709                11,869
                                      SS&C Technologies, Inc. +                                   100                 1,570
                                      Saba Software, Inc. +                                       875                 3,981
                                      SafeNet, Inc. +                                             510                14,270
                                      Sanchez Computer Associates, Inc. +                         200                 1,040
                                      Sapient Corporation +                                     5,900                16,343
                                      Scientific Learning Corporation +                           100                   425
                                      SciQuest, Inc. +                                             26                   100
                                      SeaChange International, Inc. +                           1,300                12,402
                                      Secure Computing Corporation +                            1,900                16,587
                                      SeeBeyond Technology Corporation +                        3,800                 8,778
                                      Selectica, Inc. +                                         3,200                10,144
                                      Sequenom Inc. +                                           2,000                 5,440
                                      The ServiceMaster Company                                12,900               138,029
                                      Sirius Satellite Radio Inc. +                            53,800                90,922
                                      SmartServ Online, Inc. +                                    100                    48
                                      Sonic Foundry, Inc. +                                       300                   294
                                      SonicWALL, Inc. +                                         2,400                11,520
                                      Sonus Networks, Inc. +                                   10,900                54,827
                                      Spartech Corporation                                        600                12,726
                                      SpeechWorks International Inc. +                          1,300                 6,110
                                      Spherion Corporation +                                    3,000                20,850
                                      SportsLine USA, Inc. +                                      200                   419
                                      The Standard Register Company                             1,400                23,072
                                      StarTek, Inc. +                                             100                 2,630
                                      Stericycle, Inc. +                                        2,500                96,200
                                      Storage Computer Corporation +                              100                    75
                                      Stratasys, Inc. +                                           700                24,619
                                      Strayer Education, Inc.                                     800                63,560
                                      Switchboard Incorporated +                                2,200                 7,920
                                      Sycamore Networks, Inc. +                                10,900                41,747
                                      Sykes Enterprises, Incorporated +                         2,000                 9,780
                                      Sylvan Learning System, Inc. +                            2,200                50,248
                                      Symyx Technologies +                                      1,600                26,112
                                      Synopsys, Inc. +                                          3,435               212,455
                                      Synplicity, Inc. +                                        1,100                 5,753
                                      Syntel, Inc. +                                              800                12,584
                                      Sypris Solutions, Inc.                                      600                 6,198
                                      TALX Corporation                                          1,455                32,868
                                      TETRA Technologies, Inc. +                                1,100                32,615
                                      TIBCO Software Inc. +                                     8,200                41,738
                                      TRC Companies, Inc. +                                       600                 8,856

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Business Services           Take-Two Interactive Software, Inc. +                     2,700               $76,518
             (concluded)              Technology Solutions Company +                              300                   300
                                      TeleTech Holdings, Inc. +                                 3,700                15,651
                                      Telik, Inc. +                                             1,800                28,926
                                      TenFold Corporation +                                       200                   454
                                      TeraForce Technology Corporation +                          600                   102
                                      Tetra Tech, Inc. +                                        3,925                67,235
                                      Tier Technologies, Inc. (Class B) +                         900                 6,975
                                      Tradestation Group Inc. +                                 3,300                33,858
                                      Transaction Systems Architects, Inc. (Class A) +          2,200                19,712
                                      Trident Microsystems, Inc.+                               2,500                22,425
                                      The TriZetto Group, Inc. +                                  800                 4,832
                                      Tularik Inc. +                                            1,400                13,916
                                      UNOVA,  Inc. +                                            2,900                32,190
                                      URS Corporation +                                         1,500                29,190
                                      Universal Access Global Holdings Inc. +                  12,900                 5,418
                                      Universal Electronics Inc. +                                600                 7,608
                                      VA Linux Systems, Inc. +                                  8,700                18,792
                                      VASCO Data Security International, Inc. +                   200                   238
                                      V.I. Technologies, Inc. +                                 5,036                12,338
                                      VIA NET.WORKS, Inc. +                                       400                   380
                                      ValueClick, Inc. +                                        6,177                37,247
                                      Vastera, Inc. +                                             800                 4,776
                                      Ventiv Health, Inc. +                                     2,600                10,663
                                      Verint Systems Inc. +                                     1,900                48,279
                                      VeriSign, Inc. +                                         12,158               168,145
                                      Verisity Ltd. +                                           1,300                15,522
                                      Verity, Inc. +                                            2,100                26,586
                                      Versata, Inc. +                                              50                    88
                                      Vertel Corporation +                                        300                    27
                                      Verticalnet, Inc. +                                         460                   718
                                      Viad Corp.                                                4,100                91,799
                                      The viaLink Company +                                       200                    26
                                      Viewlocity, Inc. +                                           30                    11
                                      Viewpoint Corporation +                                   2,300                 2,599
                                      Vignette Corporation +                                   12,300                25,584
                                      Viisage Technology, Inc. +                                3,900                19,968
                                      VitalWorks Inc. +                                         2,100                 8,295
                                      Volt Information Sciences, Inc. +                           600                 8,190
                                      Wackenhut Corrections Corporation +                       1,000                13,710
                                      Waste Connections, Inc. +                                 1,700                59,585
                                      WatchGuard Technologies, Inc. +                           1,300                 5,980
                                      Watson Wyatt & Company Holdings +                           500                11,590
                                      Wave Systems Corp. (Class A) +                            2,000                 1,760
                                      WebEx Communications, Inc. +                              2,000                27,900
                                      WebMD Corporation +                                      15,500               167,865
                                      webMethods, Inc. +                                        2,900                23,577
                                      Websense, Inc. +                                          1,600                25,056
                                      Westaff, Inc.                                               500                 1,115
                                      Wind River Systems, Inc. +                                4,300                16,383
                                      Wireless Facilities, Inc. +                               1,900                22,610
                                      Witness Systems, Inc. +                                   1,100                 5,687
                                      WorldGate Communications, Inc. +                            200                    68
                                      Wynn Resorts, Limited +                                     400                 7,076
                                      Xybernaut Corporation +                                   2,600                 1,508
                                      ZixIt Corporation +                                         700                 2,639
                                                                                                               -------------
                                                                                                                 12,162,248

          Chemicals - 1.4%            A. Schulman, Inc.                                         2,300                36,938
                                      AEP Industries Inc. +                                       400                 2,956
                                      AMCOL International Corporation                             200                 1,600
                                      Aceto Corporation                                         1,600                29,760
                                      Airgas, Inc.                                              3,300                55,275
                                      Albemarle Corp.                                           1,700                47,549
                                      Arch Chemicals, Inc.                                        400                 7,640

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
              Chemicals               Bio-Rad Laboratories, Inc. (Class A) +                    1,300               $71,955
             (concluded)              Brady Corporation (Class A)                                 900                30,015
                                      Cabot Corporation                                         2,600                74,620
                                      Calgon Carbon Corporation                                 1,900                10,925
                                      Cambrex Corporation                                       1,100                25,322
                                      Celgene Corporation +                                     3,500               106,400
                                      Crompton Corporation                                      4,900                34,545
                                      Cytec Industries Inc. +                                   1,800                60,840
                                      Entegris Inc. +                                           2,000                26,880
                                      Ethyl Corporation +                                         120                 1,194
                                      Ferro Corporation                                         1,800                40,554
                                      Foamex International Inc. +                               5,500                16,830
                                      General Chemical Group Inc. +                             4,300                   860
                                      Georgia Gulf Corporation                                  1,600                31,680
                                      Gundle/SLT Environmental, Inc. +                            600                 8,172
                                      H.B. Fuller Company                                       1,200                26,424
                                      Hawkins, Inc.                                               300                 3,006
                                      IMC Global Inc.                                           7,800                52,338
                                      KMG Chemicals, Inc.                                         550                 1,535
                                      Landec Corporation +                                      3,700                13,505
                                      The Lubrizol Corporation                                  2,400                74,376
                                      Lyondell Chemical Company                                 7,400               100,122
                                      MacDermid, Inc.                                           1,200                31,560
                                      Mace Security International, Inc. +                         450                   567
                                      Millennium Chemicals Inc.                                 3,000                28,530
                                      OM Group, Inc.                                            2,600                38,298
                                      OXiGENE, Inc. +                                           2,000                19,780
                                      Olin Corporation                                          1,392                23,803
                                      Omnova Solutions Inc. +                                   1,700                 6,868
                                      PolyOne Corporation                                       4,000                17,800
                                      Quaker Chemical Corporation                                 400                10,020
                                      RPM, Inc.                                                 4,600                63,250
                                      Rogers Corporation +                                        600                19,980
                                      Rollins, Inc.                                             2,000                37,700
                                      Schawk, Inc.                                              1,100                11,528
                                      Solutia Inc.                                              4,500                 9,810
                                      Stepan Company                                              400                 9,040
                                      SurModics, Inc. +                                         1,000                30,500
                                      Techne Corporation +                                      2,000                60,680
                                      Terra Nitrogen Company, LP                                2,900                14,790
                                      Tor Minerals International, Inc. +                        1,300                 3,887
                                      Tredegar Corporation                                        900                13,491
                                      Trex Company, Inc. +                                        600                23,550
                                      Twinlab Corporation +                                       400                    84
                                      The Valspar Corporation                                   2,300                97,106
                                      WD-40 Company                                             1,700                48,535
                                      W.R. Grace & Co. +                                          500                 2,205
                                      Wellman, Inc.                                             1,500                16,800
                                                                                                               -------------
                                                                                                                  1,633,978

     Commercial Services - 0.0%       Birman Managed Care, Inc. +                              11,900                     1
                                      Lucor, Inc. (Class A) +                                      35                     0
                                      VSI Holdings, Inc. +                                        500                     0
                                                                                                               -------------
                                                                                                                          1

          Computers - 0.0%            Gadzoox Networks, Inc. +                                    500                     0
                                                                                                               -------------

         Construction - 1.8%          Ablest, Inc. +                                              400                 2,068
                                      Advanced Lighting Technologies, Inc. +                      200                    17
                                      American Woodmark Corporation                               400                18,624
                                      Ameron International Corporation                            400                13,908
                                      Apogee Enterprises, Inc.                                  4,000                36,080
                                      Armstrong Holdings, Inc. +                                1,600                 3,152
                                      Beazer Homes USA, Inc. +                                    888                74,148
                                      Brookfield Homes Corporation                                100                 1,542

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Construction              Building Materials Holding Corporation                    2,200               $32,582
             (concluded)              CERADYNE INC +                                            1,400                26,040
                                      Capital Pacific Holdings, Inc. +                            600                 2,520
                                      Centex Construction Products, Inc.                          400                16,036
                                      Clayton Homes, Inc.                                       8,100               101,655
                                      D.R. Horton, Inc.                                         6,382               179,334
                                      Dominion Homes, Inc. +                                    1,400                33,390
                                      Dycom Industries, Inc. +                                    933                15,208
                                      EMCOR Group, Inc. +                                         700                34,552
                                      ElkCorp                                                   1,200                27,000
                                      Florida Rock Industries, Inc.                             1,400                57,792
                                      Granite Construction Incorporated                         1,450                27,782
                                      Hovnanian Enterprises, Inc. (Class A) +                   1,600                94,320
                                      Insituform Technologies, Inc. (Class A) +                 1,300                22,984
                                      Integrated Electrical Services, Inc. +                      100                   725
                                      International Aluminum Corporation                          800                17,480
                                      LSI industries Inc.                                         600                 6,660
                                      The L.S. Starrett Company (Class A)                         300                    13
                                      Lafarge Corporation                                       3,500               108,150
                                      Lennar Corporation (Class A)                              3,640               260,260
                                      M/I Schottenstein Homes, Inc.                             1,100                46,948
                                      Martin Marietta Materials, Inc.                           1,900                63,859
                                      MasTec, Inc. +                                            1,900                10,944
                                      NCI Building Systems, Inc. +                                900                15,030
                                      NVR, Inc. +                                                 300               123,300
                                      Noland Company                                              200                 7,122
                                      Palm Harbor Homes, Inc. +                                   700                13,258
                                      Patriot Transportation Holding, Inc. +                      100                 2,800
                                      Performance Technologies, Incorporated +                    500                 3,650
                                      Perini Corporation +                                        900                 7,155
                                      Quanta Services, Inc. +                                   2,400                17,040
                                      RMH Teleservices, Inc. +                                  2,200                 9,526
                                      The Ryland Group, Inc.                                    1,600               111,040
                                      SBA Communications Corporation +                          2,200                 6,688
                                      Simpson Manufacturing Co., Inc. +                         1,000                36,600
                                      Standard Pacific Corp.                                    1,800                59,688
                                      Technical Olympic USA, Inc. +                             1,400                33,082
                                      Texas Industries, Inc.                                      800                19,040
                                      Toll Brothers, Inc. +                                     3,200                90,592
                                      U.S. Concrete, Inc. +                                     1,400                 5,376
                                      USG Corporation +                                         2,300                43,700
                                      United Mobile Homes, Inc.                                   300                 4,548
                                      WCI Communities, Inc. +                                   3,300                63,459
                                      WESCO International, Inc.                                 1,600                 9,600
                                      Walter Industries, Inc.                                   1,600                18,800
                                      West Corporation +                                        2,600                69,290
                                      Westell Technologies, Inc. (Class A)+                     3,600                31,140
                                      Wilsons The Leather Experts Inc. +                        1,000                 7,210
                                      The Yankee Candle Company, Inc. +                         1,700                39,474
                                                                                                               -------------
                                                                                                                  2,183,981

      Consumer Durables - 1.0%        American Technology Corporation +                         1,700                10,846
                                      Applica Incorporated                                      1,100                 9,350
                                      Bassett Furniture Industries, Incorporated                  200                 2,656
                                      Bush Industries, Inc. (Class A)                             500                 1,500
                                      Champion Enterprises, Inc. +                              2,700                13,986
                                      Chromcraft Revington, Inc. +                                300                 3,714
                                      CompX International Inc.                                    300                 1,674
                                      Ethan Allen Interiors Inc.                                1,900                66,804
                                      Flexsteel Industries, Inc.                                  200                 3,298
                                      Furniture Brands International, Inc. +                    2,600                67,860
                                      Gemstar-TV Guide International, Inc. +                   20,800               105,872
                                      The Genlyte Group Incorporated +                          1,300                45,461
                                      Griffon Corporation +                                     2,020                32,320
                                      HMI Industries Inc. +                                     1,400                   770

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Consumer Durables           Haverty Furniture Companies, Inc.                         1,100               $19,250
             (concluded)              Helen of Troy Limited +                                   3,000                45,480
                                      Hillenbrand Industries, Inc.                              2,500               126,125
                                      Interface, Inc. (Class A)                                 3,400                15,776
                                      Kimball International (Class B)                           1,900                29,640
                                      Koss Corporation                                            200                 3,680
                                      La-Z-Boy Inc.                                             2,500                55,950
                                      Lifetime Hoan Corporation                                   400                 3,048
                                      Mac-Gray Corporation +                                      500                 1,985
                                      Mohawk Industries, Inc. +                                 2,964               164,591
                                      National Presto Industries, Inc.                            300                 9,480
                                      Rent A Center Inc. +                                      1,800               136,458
                                      Restoration Hardware, Inc. +                              1,500                 6,750
                                      Rockford Corporation +                                    1,700                 9,673
                                      The Rowe Companies +                                        500                   960
                                      Salton, Inc. +                                              600                 5,412
                                      Select Comfort Corporation +                              2,600                42,588
                                      Skyline Corporation                                         100                 3,000
                                      Stanley Furniture Company, Inc.                             300                 8,223
                                      Sturm, Ruger & Company,  Inc.                             1,300                13,000
                                      The Toro Company                                          1,200                47,700
                                      Thomas Industries Inc.                                      800                21,640
                                      United Rentals, Inc. +                                    2,800                38,892
                                      Virco Mfg. Corporation                                      642                 4,083
                                      Water Pik Technologies, Inc. +                              600                 4,662
                                      Wickes Inc. +                                               300                   348
                                                                                                               -------------
                                                                                                                  1,184,505

          Containers - 0.3%           Crown Holdings, Inc. +                                    6,600                47,124
                                      Graphic Packaging International Corp. +                   1,300                 5,863
                                      Greif Bros. Corporation (Class A)                         1,000                23,000
                                      Mobile Mini, Inc. +                                       1,100                17,963
                                      Owens-Illinois, Inc. +                                    7,500               103,275
                                      Silgan Holdings Inc. +                                      900                28,152
                                      Sonoco Products Company                                   4,400               105,688
                                                                                                               -------------
                                                                                                                    331,065

Diversified Financial Services - 0.0% Bingham Financial Services Corporation +                    700                     0
                                      NewState Holdings, Inc. +                                   700                     0
                                                                                                               -------------
                                                                                                                          0

         Domestic Oil - 2.3%          AmeriVest Properties Inc.                                 4,400                27,544
                                      CONSOL Energy Inc.                                        3,200                72,768
                                      Cal Dive International, Inc. +                            2,900                63,220
                                      Callon Petroleum Company +                                  500                 3,560
                                      Carrizo Oil & Gas, Inc. +                                 3,200                19,520
                                      Chesapeake Energy Corporation                            10,900               110,090
                                      Clayton Williams Energy, Inc. +                             500                 9,230
                                      Comstock Resources, Inc. +                                3,400                46,512
                                      Diamond Offshore Drilling, Inc.                           6,700               140,633
                                      EXCO Resources, Inc. +                                    1,700                30,447
                                      Encore Acquisition Company +                                400                 7,660
                                      Energy Partners, Ltd. +                                   1,500                17,325
                                      Frontier Oil Corporation                                  1,800                27,360
                                      Getty Realty Corporation                                    900                20,088
                                      Global Industries, Ltd. +                                 9,000                43,380
                                      Gulf Island Fabrication, Inc. +                             700                11,921
                                      GulfMark Offshore, Inc. +                                 2,300                38,824
                                      Holly Corporation                                           600                16,560
                                      The Houston Exploration Company +                         1,000                34,700
                                      KCS Energy, Inc. +                                        1,400                 7,546
                                      MATRIX SERVICES +                                         1,800                30,870
                                      Magnum Hunter Resources, Inc. +                           4,250                33,958
                                      McMoRan Exploration Co. +                                   600                 6,684
                                      The Meridian Resource Corporation +                       5,500                26,015

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Domestic Oil              Murphy Oil Corporation                                    4,200              $220,920
             (concluded)              National-Oilwell, Inc. +                                  3,500                77,000
                                      Newfield Exploration Company +                            2,799               105,102
                                      Nuevo Energy Company +                                    2,300                40,135
                                      Patina Oil & Gas Corporation                              1,606                51,633
                                      Patterson-UTI Energy, Inc. +                              3,700               119,880
                                      PetroQuest Energy, Inc. +                                10,200                23,970
                                      Pioneer Natural Resources Company +                       5,400               140,940
                                      Plains Exploration & Production Company +                 1,825                19,728
                                      Pogo Producing Company                                    2,800               119,700
                                      Pride International, Inc. +                               6,200               116,684
                                      Quicksilver Resources Inc. +                                800                19,160
                                      Remington Oil & Gas Corporation +                         1,800                33,084
                                      Spinnaker Exploration Company +                           1,300                34,060
                                      St. Mary Land & Exploration Company                       2,200                60,060
                                      Stone Energy Corporation +                                1,079                45,232
                                      Superior Energy Services, Inc. +                          1,700                16,116
                                      Syntroleum Corporation +                                  1,700                 4,522
                                      TEPPCO Partners, LP                                       2,300                84,180
                                      Tesoro Petroleum Corporation +                            4,000                27,520
                                      TransMontaigne Inc. +                                     2,000                12,960
                                      Ultra Petroleum Corp. +                                   1,800                23,238
                                      Universal Compression Holdings, Inc. +                    1,500                31,290
                                      Valero L.P.                                               1,200                52,152
                                      Valley National Gases Incorporated +                        500                 2,975
                                      Varco International, Inc. +                               4,600                90,160
                                      Vintage Petroleum, Inc.                                   2,600                29,328
                                      W-H Energy Services, Inc. +                               2,500                48,700
                                      Westport Resources Corporation +                          3,382                76,941
                                      XTO Energy, Inc.                                          7,500               150,825
                                                                                                               -------------
                                                                                                                  2,724,610

      Drugs & Medicine - 10.4%        1-800 CONTACTS, INC. +                                      600                14,688
                                      ABIOMED, Inc. +                                           1,100                 6,017
                                      ALARIS Medical, Inc. +                                    2,400                31,080
                                      ARIAD Pharmaceuticals, Inc. +                             1,900                 8,531
                                      ATS Medical, Inc. +                                         900                 3,501
                                      AVANIR Pharmaceuticals (Class A) +                        3,000                 5,250
                                      AVANT Immunotherapeutics, Inc. +                          2,900                 8,642
                                      AVI BioPharma, Inc. +                                     1,500                 9,195
                                      aaiPharma Inc. +                                          1,400                27,832
                                      Abgenix, Inc. +                                           3,500                36,715
                                      Able Laboratories, Inc. +                                   600                11,880
                                      Accredo Health, Incorporated +                            1,603                34,945
                                      Aclara Biosciences Inc. +                                 1,400                 5,922
                                      Advanced Neuromodulation Systems, Inc. +                    600                31,062
                                      AdvancePCS +                                              4,100               156,743
                                      Air Methods Corporation +                                 1,700                13,175
                                      Albany Molecular Research, Inc. +                         1,300                19,630
                                      Alexion Pharmaceuticals, Inc. +                           1,700                28,985
                                      Align Technology, Inc. +                                  1,900                23,845
                                      Alkermes, Inc. +                                          3,800                40,850
                                      Alliance Imaging, Inc. +                                  1,700                 7,480
                                      Allos Therapeutics Inc. +                                 5,800                17,458
                                      Allscripts Healthcare Solutions, Inc. +                     800                 2,936
                                      Alpharma, Inc. (Class A)                                  2,000                43,200
                                      Amedisys, Inc. +                                          1,500                 8,475
                                      American Healthways, Inc. +                               1,300                46,956
                                      American Medical Systems Holdings, Inc. +                 1,600                26,992
                                      AmSurg Corp. +                                            1,800                54,900
                                      Amylin Pharmaceuticals, Inc. +                            4,700               102,883
                                      Andrx Group +                                             3,700                73,630
                                      Antigenics Inc. +                                         3,600                41,472
                                      Aphton Corporation +                                      1,200                 9,888
                                      Apogent Technologies Inc. +                               4,600                92,000

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Drugs & Medicine            Apria Healthcare Group Inc. +                             2,500               $62,200
             (continued)              Aradigm Corporation +                                     8,200                14,760
                                      ArQule, Inc. +                                            1,200                 5,040
                                      Array BioPharma Inc. +                                    1,400                 4,410
                                      Arrow International, Inc.                                   600                26,490
                                      ArthroCare Corporation +                                  1,600                26,816
                                      Aspect Medical Systems, Inc. +                              700                 5,166
                                      AtheroGenics, Inc. +                                        400                 5,972
                                      Atrix Laboratories, Inc. +                                1,700                37,383
                                      Avigen, Inc. +                                            1,000                 3,460
                                      Barr Laboratories, Inc. +                                 2,679               175,475
                                      Beckman Coulter Inc.                                      2,500               101,600
                                      Berkshire Bancorp Inc.                                      100                 3,545
                                      Beverly Enterprises, Inc. +                               5,200                18,200
                                      BioCryst Pharmaceuticals, Inc. +                            200                   728
                                      BioMarin Pharmaceutical Inc. +                            2,200                21,472
                                      Biopure Corporation +                                     2,200                13,442
                                      Biosite Diagnostics Incorporated +                        1,100                52,910
                                      BioSource International, Inc. +                             100                   690
                                      BioSpecifics Technologies Corp. +                         1,000                   990
                                      BioSphere Medical Inc. +                                    900                 5,400
                                      Bone Care International, Inc. +                             700                 9,730
                                      Bradley Pharmaceuticals, Inc. +                             500                 8,250
                                      BriteSmile, Inc. +                                          100                 2,560
                                      CIMA Labs Inc. +                                            900                24,201
                                      CNS, Inc. +                                               2,400                20,400
                                      CONMED Corporation +                                      1,650                30,129
                                      CV Therapeutics, Inc. +                                   1,400                41,524
                                      CYTOGEN Corporation +                                       330                 2,749
                                      Cardiac Science, Inc. +                                   3,300                 8,844
                                      CardioDynamics International Corporation +                1,800                 6,138
                                      CardioTech International, Inc. +                          1,476                 4,354
                                      Caremark Rx, Inc. +                                      12,300               315,864
                                      Cell Therapeutics, Inc. +                                 2,000                19,460
                                      Cephalon, Inc. +                                          2,800               115,248
                                      Cerus Corporation +                                         800                 6,024
                                      Charles River Laboratories International, Inc. +          1,900                61,142
                                      Chattem, Inc. +                                           1,700                31,960
                                      Cholestech Corporation +                                    700                 6,909
                                      ChromaVision Medical Systems, Inc. +                        100                   158
                                      Columbia Laboratories, Inc. +                             1,700                19,125
                                      Community Health Care +                                   3,900                75,231
                                      Computerized Thermal Imaging, Inc. +                      3,300                 1,452
                                      Conceptus, Inc. +                                         1,000                14,050
                                      Conventry Health Care Inc. +                              2,800               129,248
                                      Cooper Companies, Inc.                                    1,200                41,724
                                      Corautus Genetics Inc. +                                    142                   419
                                      Corixa Corporation +                                      4,000                30,920
                                      Corvas International, Inc. +                              3,400                 9,180
                                      CorVel Corporation +                                        100                 3,600
                                      Covance Inc. +                                            2,700                48,870
                                      Cubist Pharmaceuticals, Inc. +                            1,400                14,924
                                      Curative Health Services, Inc. +                            500                 8,500
                                      Curis, Inc. +                                             2,300                 8,395
                                      Cytyc Corporation +                                       4,500                47,340
                                      D & K Healthcare Resources, Inc.                            900                14,526
                                      DENTSPLY International Inc.                               4,150               169,735
                                      DRS Technologies, Inc. +                                  1,100                30,712
                                      DUSA Pharmaceuticals, Inc. +                                600                 1,506
                                      Dade Behring Holdings Inc. +                              1,300                29,393
                                      Datascope Corp.                                           1,600                47,248
                                      DaVita, Inc. +                                            3,600                96,408
                                      Daxor Corporation +                                         900                14,040
                                      Deltagen, Inc. +                                          1,400                   182

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Drugs & Medicine            Dendreon Corporation +                                    3,300               $19,602
             (continued)              Diagnostic Products Corporation                           1,100                45,155
                                      Diametrics Medical, Inc. +                                  200                   238
                                      Digene Corporation +                                        900                24,507
                                      Discovery Laboratories, Inc. +                            3,800                24,396
                                      Durect Corporation +                                        800                 1,928
                                      Dynacq International, Inc. +                                700                11,760
                                      EPIX Medical, Inc. +                                        700                 9,905
                                      E-Z-EM, Inc.                                              1,400                11,760
                                      Edwards Lifesciences Corporation +                        2,300                73,922
                                      Emisphere Technologies, Inc. +                            2,300                 8,280
                                      Endo Pharmaceuticals Holdings, Inc. +                     6,500               109,980
                                      Endocardial Solutions, Inc. +                             1,000                 5,990
                                      Endologix, Inc. +                                           200                   684
                                      EntreMed, Inc. +                                          4,300                17,845
                                      Enzo Biochem, Inc. +                                        641                13,794
                                      Enzon, Inc. +                                             2,100                26,292
                                      Eon Labs, Inc. +                                          2,200                77,330
                                      Exact Sciences Corporation +                                800                 8,768
                                      Express Scripts, Inc. (Class A) +                         3,800               259,616
                                      FONAR CORP +                                             18,400                23,920
                                      First Health Group Corp. +                                5,300               146,280
                                      First Horizon Pharmaceutical Corporation +                1,750                 6,913
                                      Genaera Corporation +                                     7,300                12,118
                                      Gene Logic Inc. +                                         1,500                 8,955
                                      Genelabs Technologies, Inc. +                             2,000                 3,000
                                      Genentech, Inc. +                                        11,200               807,744
                                      Genome Therapeutics Corp. +                               2,700                 6,885
                                      Genta Incorporated +                                      2,400                31,968
                                      Genzyme Molecular Oncology +                                700                 1,645
                                      Geron Corporation +                                       3,200                23,552
                                      Gilead Sciences, Inc. +                                   8,600               477,988
                                      GlycoGenesys, Inc. +                                        800                   680
                                      Guilford Pharmaceuticals Inc. +                           4,600                20,884
                                      HEICO Corporation (Class A)                                 100                 1,220
                                      Haemonetics Corporation +                                 1,200                22,440
                                      Health Net Inc. +                                         5,300               174,635
                                      Healthcare Services Group, Inc. +                           400                 5,652
                                      HealthExtras, Inc. +                                        800                 6,256
                                      Hemispherx Biopharma, Inc. +                              1,300                 2,444
                                      Henry Schein, Inc. +                                      2,000               104,680
                                      Hi-Tech Pharmacal Co., Inc. +                               750                30,503
                                      Hollis-Eden Pharmaceuticals, Inc. +                       1,800                22,734
                                      Hologic, Inc. +                                             900                11,862
                                      Human Genome Sciences, Inc. +                             5,900                75,048
                                      Hydron Technologies, Inc. +                               2,900                 1,537
                                      ICN Pharmaceuticals, Inc.                                 3,900                65,364
                                      IDEC Pharmaceuticals Corporation +                        6,500               221,000
                                      IDEXX Laboratories, Inc. +                                2,400                80,496
                                      I-FLOW CORP +                                             3,200                23,776
                                      IGEN International, Inc. +                                1,300                40,820
                                      II-VI Incorporated +                                      1,300                30,004
                                      ILEX Oncology, Inc. +                                     1,600                31,056
                                      IMPATH Inc. +                                             1,200                16,968
                                      INAMED Corporation +                                      1,200                64,428
                                      I-STAT Corporation +                                        800                 7,192
                                      IVAX Corporation +                                        8,950               159,758
                                      Imclone Systems +                                         4,221               133,468
                                      Immucor, Inc. +                                             600                13,074
                                      ImmunoGen, Inc. +                                         1,900                 8,113
                                      Immunomedics, Inc. +                                      2,400                15,144
                                      Impax Laboratories, Inc. +                                3,600                43,164
                                      Incyte Genomics, Inc. +                                   3,400                15,776
                                      Indevus Pharmaceuticals, Inc. +                           2,000                12,480
                                      Inkine Pharmaceutical Company, Inc. +                     1,400                 4,648
                                      Insmed Incorporated +                                     4,200                11,298

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Drugs & Medicine            Inspire Pharmaceuticals, Inc. +                           1,500               $16,200
             (continued)              Integra LifeSciences Holdings +                           1,400                36,932
                                      InterMune Inc. +                                          1,500                24,165
                                      Interpore International, Inc. +                           2,500                31,700
                                      IntraBiotics Pharmaceuticals, Inc. +                         16                    64
                                      Introgen Therapeutics, Inc. +                             4,100                22,345
                                      Intuitive Surgical, Inc. +                                1,500                11,370
                                      Invacare Corp.                                            1,400                46,200
                                      Inverness Medical Innovations, Inc. +                       740                14,282
                                      Isis Pharmaceuticals, Inc. +                              5,100                27,030
                                      K-V Pharmaceutical Company (Class A) +                    1,200                33,360
                                      Kendle International Inc. +                               1,200                 7,440
                                      Kensey Nash Corporation +                                 1,600                41,600
                                      Kyphon Inc. +                                             1,900                28,728
                                      La Jolla Pharmaceutical Company +                         2,000                 6,540
                                      Laboratory Corporation of America Holdings +              6,700               202,005
                                      Landauer, Inc.                                              100                 4,183
                                      The Langer Biomechanics Group, Inc. +                       300                   945
                                      Large Scale Biology Corp. +                               1,000                 1,000
                                      LecTec Corporation +                                        800                   304
                                      Lexicon Genetics Incorporated +                           2,100                14,091
                                      Life Medical Sciences, Inc. +                             8,500                 4,590
                                      Lifecore Biomedical, Inc. +                                 700                 3,962
                                      LifePoint Hospitals, Inc. +                               2,400                50,256
                                      Ligand Pharmaceuticals Incorporated (Class B) +           3,600                48,924
                                      Lincare Holdings Inc. +                                   5,600               176,456
                                      MGI Pharma, Inc. +                                        1,800                46,134
                                      MIM Corporation +                                         1,100                 7,183
                                      MacroChem Corporation +                                   1,100                 1,243
                                      Magellan Health Services, Inc. +                          1,400                    63
                                      Mannatech, Incorporated +                                 1,300                 9,711
                                      Martek Biosciences Corporation +                          1,500                64,410
                                      Maxim Pharmaceuticals, Inc. +                               900                 5,175
                                      Medarex, Inc. +                                           3,600                23,724
                                      MedCath Corporation +                                     1,300                 7,605
                                      The Med-Design Corporation +                                600                 2,952
                                      Medical Action Industries Inc. +                          2,000                32,660
                                      The Medicines Company +                                   2,200                43,318
                                      Medicis Pharmaceutical (Class A)                          1,400                79,380
                                      Medis Technologies Ltd. +                                 1,030                 7,344
                                      MedQuist Inc. +                                           1,000                20,240
                                      Medwave, Inc. +                                             300                 1,005
                                      Meridian Bioscience, Inc.                                   700                 6,377
                                      Merit Medical Systems, Inc. +                               713                14,246
                                      Mid Atlantic Medical Services, Inc. +                     2,400               125,520
                                      Millennium Pharmaceuticals, Inc. +                       11,973               188,335
                                      Mine Safety Appliances Company                              500                21,810
                                      Molecular Devices Corporation +                           1,000                15,910
                                      Mylan Laboratories, Inc.                                  8,500               295,545
                                      Myriad Genetics, Inc. +                                   1,300                17,693
                                      NBTY Inc. +                                               4,200                88,452
                                      NPS Pharmaceuticals, Inc. +                               1,700                41,378
                                      Nabi Biopharmaceuticals +                                   800                 5,488
                                      National Dentex Corporation +                               100                 2,045
                                      National Health Realty, Inc.                                500                 7,995
                                      National Healthcare Corporation +                           400                 7,872
                                      Natrol, Inc. +                                              400                   928
                                      Natures Sunshine Products, Inc.                             800                 6,384
                                      Nektar Therapeutics +                                     2,700                24,921
                                      NeoPharm, Inc. +                                            786                10,886
                                      Neose Technologies, Inc. +                                1,100                11,011
                                      Neurocrine Biosciences, Inc. +                            1,600                79,904
                                      Neurogen Corporation +                                      900                 4,104
                                      Northfield Laboratories Inc. +                            1,900                14,630
                                      Novavax, Inc. +                                           2,400                13,368

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Drugs & Medicine            Noven Pharmaceuticals, Inc. +                             2,300               $23,552
             (continued)              Nutraceutical International Corporation +                 1,900                20,425
                                      Nuvelo, Inc. +                                            1,064                 2,117
                                      OSI Pharmaceuticals, Inc. +                               1,573                50,666
                                      Oakley, Inc. +                                            2,500                29,425
                                      Ocular Sciences, Inc. +                                   1,400                27,790
                                      Omnicare, Inc.                                            5,000               168,950
                                      Onyx Pharmaceuticals, Inc. +                              2,300                28,359
                                      OraSure Technologies, Inc. +                              1,500                11,190
                                      Orthodontic Centers of America, Inc. +                    2,100                16,821
                                      Ostex International, Inc. +                                 700                 1,547
                                      Owens & Minor, Inc.                                       1,600                35,760
                                      Oxford Health Plans, Inc. +                               3,900               163,917
                                      PAREXEL International Corporation +                       1,800                25,110
                                      POZEN Inc. +                                              1,100                12,078
                                      PRAECIS Pharmaceuticals Incorporated +                    2,500                12,250
                                      PSS World Medical, Inc. +                                 6,900                39,675
                                      PacifiCare Health Systems, Inc. +                         1,700                83,861
                                      Pain Therapeutics, Inc. +                                 1,100                 7,106
                                      Patterson Dental Company +                                3,700               167,906
                                      Pediatrix Medical Group, Inc. +                           1,200                42,780
                                      Penwest Pharmaceuticals Co. +                               600                14,622
                                      Peregrine Pharmaceuticals, Inc. +                        14,900                21,754
                                      Perrigo Company                                           3,300                51,612
                                      Pharmaceutical Product Development, Inc. +                2,800                80,444
                                      Pharmaceutical Resources, Inc. +                          1,500                72,990
                                      Pharmacopeia, Inc. +                                      1,600                13,200
                                      Pharmacyclics, Inc. +                                     2,500                11,850
                                      Pharmos Corporation +                                     9,800                19,894
                                      Physiometrix, Inc. +                                        100                   138
                                      PolyMedica Corporation                                      600                27,474
                                      Progenics Pharmaceuticals, Inc. +                           500                 7,530
                                      Protein Design Labs, Inc. +                               4,100                57,318
                                      Proterion Corporation +                                   4,600                 2,300
                                      Province Healthcare Company +                             1,900                21,033
                                      ProxyMed, Inc. +                                            300                 3,873
                                      Psychemedics Corporation                                    125                 1,019
                                      Q-Med, Inc. +                                               700                 5,369
                                      Radiologix, Inc. +                                        1,100                 4,620
                                      Regeneration Technologies, Inc. +                         3,000                39,870
                                      Regeneron Pharmaceuticals, Inc. +                         2,100                33,075
                                      RehabCare Group, Inc. +                                     800                11,720
                                      Renal Care Group, Inc. +                                  2,500                88,025
                                      Res-Care, Inc. +                                          1,200                 5,484
                                      ResMed Inc. +                                             1,700                66,640
                                      Respironics, Inc. +                                       2,400                90,048
                                      Rita Medical Systems, Inc. +                                900                 3,213
                                      SICOR Inc. +                                              5,400               109,836
                                      STAAR Surgical Company +                                    200                 2,320
                                      STERIS Corporation +                                      3,200                73,888
                                      Sangamo Biosciences, Inc. +                               1,300                 3,705
                                      SangStat Medical Corporation +                            1,300                17,017
                                      Savient Pharmaceuticals Inc. +                            3,000                13,920
                                      SciClone Pharmaceuticals, Inc. +                          1,300                11,128
                                      Select Medical Corporation +                              1,400                34,762
                                      Sepracor Inc. +                                           3,900                70,317
                                      Serologicals Corporation +                                1,200                16,356
                                      Sierra Health Services, Inc. +                            2,300                46,000
                                      Sirna Therapeutics, Inc. +                                  133                 1,172
                                      Sola International Inc. +                                 1,000                17,400
                                      SonoSite, Inc. +                                            700                13,965
                                      Specialty Laboratories, Inc. +                              900                 9,225
                                      Spectrum Pharmaceuticals Inc. +                              16                    75
                                      Star Scientific, Inc. +                                   4,600                15,824
                                      Sunrise Assisted Living, Inc. +                           1,300                29,094

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
          Drugs & Medicine            SuperGen, Inc. +                                          3,800               $20,520
             (concluded)              Sybron Dental Specialties, Inc. +                           900                21,240
                                      Synovis Life Technologies, Inc. +                         1,400                27,636
                                      Tanox, Inc. +                                             2,200                35,310
                                      Targeted Genetics Corporation +                           8,500                15,385
                                      Third Wave Technologies +                                 1,900                 8,550
                                      Thoratec Laboratories Corporation +                       2,500                37,250
                                      Titan Pharmaceuticals, Inc. +                             2,800                 6,608
                                      Transgenomic, Inc. +                                        900                 1,710
                                      Transkaryotic Therapies, Inc. +                           2,500                28,850
                                      Triad Hospitals, Inc. +                                   2,846                70,638
                                      Trimeris, Inc. +                                          1,500                68,520
                                      TriPath Imaging, Inc. +                                   1,600                10,928
                                      Tripos, Inc. +                                              700                 5,565
                                      U.S. Oncology, Inc. +                                     7,200                53,208
                                      U.S. Physical Therapy, Inc. +                               600                 7,668
                                      USANA Health Sciences, Inc. +                               900                39,789
                                      United Therapeutics Corporation +                         1,000                21,780
                                      Universal Display Corporation +                           1,100                 9,812
                                      Universal Health Services, Inc. (Class B) +               2,800               110,936
                                      Urologix, Inc. +                                            700                 1,799
                                      Utah Medical Products, Inc. +                             1,100                22,055
                                      VISX, Incorporated +                                      2,300                39,905
                                      VIVUS, Inc. +                                               200                 1,028
                                      Valentis, Inc. +                                            193                   735
                                      Varian Medical Systems, Inc. +                            2,900               166,953
                                      Vasomedical, Inc. +                                       2,300                 2,760
                                      VaxGen, Inc. +                                            3,500                18,130
                                      Ventana Medical Systems, Inc. +                             400                10,872
                                      Ventas, Inc.                                              3,900                59,085
                                      Vertex Pharmaceuticals Incorporated +                     2,862                41,785
                                      Viasys Healthcare Inc. +                                    300                 6,210
                                      Vical Incorporated +                                      1,000                 4,350
                                      Vicuron Pharmaceuticals Inc. +                              900                12,762
                                      Vion Pharmaceuticals, Inc. +                              4,400                 7,216
                                      Viragen, Inc. +                                          13,900                 3,336
                                      ViroPharma Incorporated +                                   900                 2,340
                                      Vital Signs, Inc.                                         1,500                38,940
                                      West Pharmaceutical Services, Inc.                          700                17,150
                                      Whitman Education Group, Inc. +                           1,700                26,095
                                      Women First HealthCare, Inc. +                            1,200                 1,272
                                      Wright Medical Group, Inc. +                              1,400                26,600
                                      XOMA Ltd. +                                               1,000                 5,330
                                      Zila, Inc. +                                              7,300                20,995
                                      Zoll Medical Corporation +                                  400                13,424
                                                                                                               -------------
                                                                                                                 12,563,656

         Electronics - 5.6%           ADE Corporation +                                           700                 6,006
                                      ANADIGICS, Inc. +                                         2,200                 7,238
                                      APAC Customer Services Inc. +                             2,000                 5,100
                                      ATMI, Inc. +                                                800                19,976
                                      AVX Corporation                                           7,000                76,930
                                      AXT, Inc. +                                               1,200                 1,404
                                      Acuity Brands, Inc.                                         800                14,536
                                      Acxiom Corp. +                                            4,100                61,869
                                      Advanced Fibre Communications, Inc. +                     3,900                63,453
                                      Advanced Power Technology, Inc. +                           500                 3,865
                                      Agere Systems Inc. (Class A) +                           78,400               182,672
                                      Airnet Communications Corporation +                         200                   216
                                      Allen Telecom Inc. +                                      1,500                24,780
                                      Alliance Fiber Optic Products, Inc. +                     1,400                 1,120
                                      Alliant Techsystems Inc. +                                1,962               101,847
                                      American Physicians Capital, Inc. +                         400                 9,700
                                      American Technical Ceramics Corp. +                         100                   535
                                      Amkor Technology, Inc. +                                  8,400               110,376

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
             Electronics              Amphenol Corp. (Class A) +                                2,200              $103,004
             (continued)              Amtech Systems, Inc. +                                      100                   350
                                      Anaren Microwave, Inc. +                                  1,200                11,244
                                      Anixter International Inc. +                              1,800                42,174
                                      Applera Corporation - Celera Genomics Group +             2,700                27,864
                                      Arris Group Inc. +                                        6,300                31,248
                                      Arrow Electronics, Inc. +                                 4,600                70,104
                                      Artisan Components, Inc. +                                1,800                40,698
                                      Aspect Communications Corporation +                       2,600                10,062
                                      AstroPower, Inc. +                                        1,250                 4,113
                                      Asyst Technologies, Inc. +                                1,800                12,042
                                      Atmel Corporation +                                      18,500                46,805
                                      Audiovox Corporation (Class A) +                            200                 2,238
                                      Avanex Corporation +                                      3,400                13,600
                                      Avid Technology, Inc. +                                   1,500                52,605
                                      Avnet, Inc. +                                             4,574                57,998
                                      Aware, Inc. +                                               900                 2,007
                                      Axsys Technologies, Inc. +                                  100                   964
                                      BEI Technologies, Inc.                                      300                 3,600
                                      Badger Meter, Inc.                                          100                 2,575
                                      Bel Fuse Inc. (Class A)                                     900                18,450
                                      Belden Inc.                                               1,200                19,068
                                      Bell Microproducts Inc. +                                 1,000                 4,270
                                      Benchmark Electronics, Inc. +                             1,200                36,912
                                      Boston Acoustics, Inc.                                      200                 1,932
                                      Brooks Automation, Inc. +                                 2,196                24,903
                                      Bruker Daltonics, Inc. +                                  2,200                11,726
                                      C&D Technologies, Inc.                                    1,100                15,796
                                      CCC Information Services Group Inc. +                     1,267                18,372
                                      C-COR.net Corp. +                                         1,800                 8,820
                                      CHRONIMED Inc. +                                            200                 1,966
                                      CMGI Inc. +                                              15,700                26,219
                                      CTS Corporation                                           1,600                16,720
                                      Cable Design Technology +                                 2,600                18,590
                                      Cabot Microelectronics Corporation +                      1,500                75,705
                                      Cadence Design Systems, Inc. +                           10,500               126,630
                                      California Micro Devices Corporation +                    2,000                 4,300
                                      Caliper Technologies Corp. +                              1,300                 5,915
                                      Captaris Inc. +                                             200                   684
                                      Celeritek, Inc. +                                           500                 3,660
                                      Cepheid, Inc. +                                           1,600                 7,904
                                      Champion Industries, Inc.                                   700                 2,121
                                      Checkpoint Systems, Inc. +                                2,100                29,715
                                      ChipPAC, Inc. +                                           6,600                50,622
                                      Cirrus Logic, Inc. +                                      4,100                16,482
                                      Coherent, Inc. +                                          2,300                55,039
                                      Cohu, Inc.                                                1,300                20,280
                                      CommScope, Inc. +                                         2,500                23,750
                                      Computer Network Technology Corporation +                 1,500                12,150
                                      Comtech Telecommunications Corp. +                        1,000                28,190
                                      Conexant Systems, Inc. +                                 12,900                64,500
                                      Cox Radio, Inc. (Class A) +                               1,600                36,976
                                      Cree, Inc. +                                              3,400                55,352
                                      Cubic Corporation                                         1,300                28,886
                                      Cyberonics, Inc. +                                        1,900                40,869
                                      Cymer, Inc. +                                             2,200                69,432
                                      Cypress Semiconductor Corporation +                       5,700                68,400
                                      DSP Group, Inc. +                                         1,700                36,601
                                      Dataram Corporation +                                       100                   305
                                      Daktronics, Inc. +                                        2,200                35,970
                                      Dionex Corporation +                                      1,600                63,600
                                      Ducommun Incorporated +                                     500                 7,050
                                      DuPont Photomasks, Inc. +                                 1,200                22,596
                                      Dynamic Research Corporation +                            1,400                21,350
                                      EDO Corporation                                           1,200                21,240

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
             Electronics              EMCORE Corporation +                                      1,900                $6,232
             (continued)              EMS Technologies, Inc. +                                    500                 6,635
                                      ESS Technology, Inc. +                                    2,300                22,425
                                      Electro Scientific Industries, Inc. +                     1,500                22,740
                                      Electroglas, Inc. +                                       1,700                 2,227
                                      Electronics Boutique Holdings Corp. +                     2,000                46,220
                                      Electronics for Imaging, Inc. +                           2,700                54,783
                                      Emulex Corporation +                                      3,700                84,249
                                      Energizer Holdings, Inc. +                                4,000               125,600
                                      Energy Conversion Devices, Inc. +                           900                 8,190
                                      Engineered Support Systems, Inc.                          1,387                58,046
                                      Entrada Networks, Inc. +                                     25                     7
                                      Esterline Technologies Corporation +                        400                 6,964
                                      Exar Corporation +                                        1,900                30,077
                                      Excel Technology, Inc. +                                    100                 2,283
                                      FEI Company +                                             1,200                22,512
                                      FLIR Systems, Inc. +                                      1,600                48,240
                                      FSI International, Inc. +                                 5,400                21,060
                                      Fairchild Semiconductor Corporation (Class A) +           4,000                51,160
                                      FiberCore, Inc. +                                         2,500                   550
                                      FuelCell Energy, Inc. +                                   2,500                20,475
                                      GTC Biotherapeutics, Inc. +                               1,400                 4,802
                                      General Cable Corporation                                 1,600                 8,640
                                      Gerber Scientific, Inc. +                                   900                 5,994
                                      Getty Images, Inc. +                                      2,700               111,510
                                      Glenayre Technologies, Inc. +                               500                   685
                                      GlobespanVirata, Inc. +                                   6,318                52,124
                                      Harman International Industries, Incorporated             1,600               126,624
                                      Harmonic Inc. +                                           3,600                14,652
                                      Harris Corporation                                        2,600                78,130
                                      Harvard Bioscience, Inc. +                                1,520                 5,776
                                      Hearst-Argyle Television, Inc. +                          3,700                95,830
                                      Herley Industries, Inc. +                                 1,350                22,923
                                      hi/fn, inc. +                                               400                 3,564
                                      Hollywood Entertainment Corporation +                     3,000                51,600
                                      Hungarian Telephone and Cable Corp. +                       600                 5,490
                                      Hutchinson Technology Incorporated +                      1,800                59,202
                                      IXYS Corporation +                                          200                 1,594
                                      Illumina, Inc. +                                          1,700                 5,100
                                      Integrated Circuit Systems, Inc. +                        3,400               106,862
                                      Integrated Silicon Solution, Inc. +                       1,300                 9,022
                                      Interactive Data Corporation +                            4,500                76,050
                                      Interlink Electronics, Inc. +                               100                   611
                                      Intermagnetics General Corporation +                      1,702                33,768
                                      International Rectifier Corp. +                           2,400                64,368
                                      Intersil Holding Corporation (Class A) +                  5,396               143,588
                                      Itron, Inc. +                                             1,200                25,872
                                      Ixia +                                                    2,100                13,503
                                      JNI Corp. +                                               1,300                 6,409
                                      Keithley Instruments, Inc.                                  600                 8,670
                                      Kemet Corp. +                                             3,300                33,330
                                      Kopin Corporation +                                       3,900                23,868
                                      Kulicke and Soffa Industries +                            2,400                15,336
                                      LAM Research Corp. +                                      4,900                89,229
                                      LCC International, Inc. (Class A) +                         100                   274
                                      Lattice Semiconductor Corporation +                       5,100                41,973
                                      LeCroy Corporation +                                        500                 4,830
                                      LightPath Technologies, Inc. (Class A) +                    100                   301
                                      Littelfuse Inc. +                                           600                13,416
                                      Loral Space & Communications Ltd. +                       6,070                18,514
                                      MCK Communications, Inc. +                                  200                   516
                                      MEMC Electronic Materials, Inc. +                        10,500               102,900
                                      MKS Instruments, Inc. +                                   2,453                44,326
                                      MRV Communications, Inc. +                                5,587                11,300
                                      MTS Systems Corporation                                   2,600                38,324

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
             Electronics              M~WAVE, Inc. +                                              100                   $77
             (continued)              Macromedia, Inc. +                                        2,860                60,174
                                      Mattson Technology, Inc. +                                1,800                 5,562
                                      Maxwell Technologies, Inc. +                                400                 2,304
                                      Mestek, Inc. +                                              500                 9,000
                                      Methode Electronics (Class A)                             2,100                22,575
                                      Microsemi Corporation +                                   1,700                27,200
                                      Microtune, Inc. +                                         5,400                17,280
                                      Nanogen, Inc. +                                           3,300                 9,702
                                      Nanometrics Incorporated +                                  600                 4,248
                                      Nanophase Technologies Corporation +                        600                 3,048
                                      NeoMagic Corporation +                                    1,600                 2,480
                                      Neoware Systems, Inc. +                                     700                10,738
                                      Netopia, Inc. +                                           3,400                13,226
                                      Netro Corporation +                                       1,999                 5,757
                                      New Focus, Inc. +                                         3,000                11,220
                                      Newport Corporation +                                     1,700                25,160
                                      North Coast Energy, Inc. +                                  500                 4,640
                                      Novoste Corporation +                                       800                 4,800
                                      Nu Horizons Electronics Corp. +                             800                 4,800
                                      ON Semiconductor Corporation +                            8,700                23,490
                                      OSI Systems, Inc. +                                         700                11,242
                                      OmniVision Technologies, Inc. +                           1,100                34,320
                                      Oplink Communications, Inc. +                             1,800                 3,366
                                      Optical Communication Products, Inc. +                      400                   720
                                      P-Com, Inc. +                                               120                    11
                                      PLX Technology, Inc. +                                    1,100                 4,334
                                      Park Electrochemical Corp.                                  950                18,953
                                      ParkerVision, Inc. +                                        800                 5,240
                                      Parlex Corporation +                                      1,100                 8,460
                                      Paxson Communications Corporation +                       2,900                17,371
                                      Pemstar Inc. +                                            1,500                 6,285
                                      Pericom Semiconductor Corporation +                       1,000                 9,300
                                      Photon Dynamics, Inc. +                                   1,100                30,393
                                      Pinnacle Systems, Inc. +                                  2,400                25,680
                                      Pioneer-Standard Electronics, Inc.                        2,200                18,656
                                      Pixelworks, Inc. +                                        1,700                10,098
                                      Plantronics, Inc. +                                       1,900                41,173
                                      Plexus Corporation +                                      1,500                17,295
                                      Powell Industries, Inc. +                                   500                 7,320
                                      Power Integrations, Inc. +                                1,600                38,912
                                      Powerwave Technologies, Inc. +                            2,400                15,048
                                      Preformed Line Products Company                             900                12,609
                                      Proxim Corporation (Class A) +                           14,129                20,628
                                      QuickLogic Corporation +                                    200                   644
                                      REMEC, Inc. +                                             5,200                36,192
                                      RF Micro Devices, Inc. +                                 10,200                61,404
                                      Rambus Inc. +                                             4,900                81,193
                                      Rayovac Corporation +                                     1,200                15,540
                                      Riverstone Networks, Inc. +                               6,300                 7,434
                                      Robotic Vision Systems, Inc. +                              400                   144
                                      Rofin-Sinar Technologies, Inc. +                          1,700                24,021
                                      Rudolph Technologies, Inc. +                                900                14,364
                                      SIPEX Corporation +                                       1,100                 5,390
                                      Saflink Corp +                                            3,300                20,922
                                      The Sagemark Companies Ltd. +                             1,200                 3,060
                                      ScanSoft, Inc. +                                          3,200                17,376
                                      Semitool, Inc. +                                            500                 2,465
                                      Semtech Corporation +                                     2,700                38,448
                                      Silicon Laboratories Inc. +                               2,200                58,608
                                      Silicon Storage Technology, Inc. +                        3,700                15,503
                                      Siliconix Incorporated +                                  1,500                54,150
                                      Sirenza Microdevices, Inc. +                              3,300                 6,699
                                      Skyworks Solutions, Inc. +                                6,400                43,328
                                      Somera Communications, Inc. +                             2,500                 3,650

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
             Electronics              SpectraLink Corporation +                                   800                $7,904
             (concluded)              Standard Microsystems Corporation +                       1,100                16,687
                                      Stratex Networks, Inc. +                                  4,000                12,800
                                      Suntron Corp +                                              200                   566
                                      Superconductor Technologies Inc. +                          220                   506
                                      Superior TeleCom Inc. +                                     100                     4
                                      Supertex, Inc. +                                            100                 1,837
                                      SymmetriCom, Inc. +                                       1,176                 5,174
                                      THQ Inc. +                                                2,900                52,200
                                      TTM Technologies, Inc. +                                    100                   469
                                      Technitrol, Inc. +                                        1,100                16,555
                                      Tekelec +                                                 3,000                33,900
                                      Telaxis Communications Corporation +                        300                   234
                                      Teledyne Technologies Incorporated +                      1,500                19,650
                                      Tellium, Inc. +                                           1,800                 1,638
                                      Terayon Communication Systems, Inc. +                     4,200                11,466
                                      Therma-Wave Inc. +                                        6,400                13,312
                                      Three-Five Systems, Inc. +                                  900                 6,210
                                      Tollgrade Communications, Inc. +                            700                13,055
                                      Transmeta Corporation +                                   5,400                 8,640
                                      TranSwitch Corporation +                                  3,600                 4,860
                                      Tripath Technology Inc. +                                 1,700                 1,292
                                      TriQuint Semiconductor, Inc. +                            4,845                20,155
                                      Tvia, Inc. +                                                200                   194
                                      Tweeter Home Entertainment Group, Inc. +                  1,200                10,416
                                      Ultralife Batteries, Inc. +                               2,400                24,000
                                      United Industrial Corporation                               600                 9,780
                                      Unitil Corporation                                          600                14,460
                                      Valence Technology, Inc. +                                1,800                 5,382
                                      Varian Inc. +                                             2,200                76,274
                                      Varian Semiconductor Equipment Associates, Inc. +         2,300                68,448
                                      ViaSat, Inc. +                                            1,300                18,642
                                      Vicor Corporation +                                       1,800                17,280
                                      Virage Logic Corporation +                                  300                 2,172
                                      Vishay Intertechnology, Inc. +                            5,926                78,223
                                      Vitesse Semiconductor Corporation +                       9,900                48,708
                                      Vyyo Inc. +                                                  66                   200
                                      WJ Communications, Inc. +                                 6,500                 6,630
                                      Western Digital Corporation +                            10,100               104,030
                                      Western Wireless Corporation (Class A) +                  4,900                56,497
                                      Wilson Greatbatch Technologies, Inc. +                      800                28,880
                                      Wire One Technologies, Inc. +                               200                   530
                                      Xicor, Inc. +                                               900                 5,643
                                      Zoran Corporation +                                       1,850                35,539
                                                                                                               -------------
                                                                                                                  6,705,483

            Energy - 0.0%             Pacific Gulf Resources +                                    100                     5
                                                                                                               -------------

    Energy & Raw Materials - 2.4%     APCO Argentina Inc.                                       1,000                22,220
                                      Altair Nanotechnologies, Inc. +                             800                   840
                                      Arabian American Development Company +                    3,600                   108
                                      Arch Coal, Inc.                                           2,300                52,854
                                      Atwood Oceanics, Inc. +                                     700                19,005
                                      Barnwell Industries, Inc. +                                 100                 2,490
                                      Brigham Exploration Company +                               400                 2,040
                                      Buckeye Partners, LP                                        800                31,408
                                      CARBO Ceramics Inc.                                         300                11,175
                                      Cabot Oil & Gas Corporation (Class A)                     2,400                66,264
                                      Cimarex Energy Co. +                                      1,481                35,174
                                      Cooper Cameron Corporation +                              2,500               125,950
                                      Dawson Geophysical Company +                                200                 1,620
                                      Denbury Resources Inc. +                                  4,500                60,435
                                      Dril-Quip, Inc. +                                           700                12,740
                                      ENSCO International Incorporated                          6,820               183,458
                                      Emex Corporation +                                        4,203                     0

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
       Energy & Raw Materials         Enterprise Products Partners LP                           7,300              $164,469
             (concluded)              Evergreen Resources, Inc. +                                 700                38,017
                                      The Exploration Company of Delaware +                     1,000                 4,250
                                      FMC Technologies,  Inc. +                                 2,800                58,940
                                      Forest Oil Corporation +                                  1,900                47,728
                                      Friede Goldman Halter, Inc. +                               500                     1
                                      Grant Prideco, Inc. +                                     4,400                51,700
                                      Grey Wolf, Inc. +                                        14,300                57,772
                                      Headwaters Incorporated +                                 2,800                41,132
                                      Helmerich & Payne, Inc.                                   2,300                67,160
                                      Horizon Offshore, Inc. +                                  4,800                23,904
                                      Joy Global Inc. +                                         2,300                33,971
                                      Kestrel Energy, Inc. +                                      900                   297
                                      Key Energy Services, Inc. +                               6,600                70,752
                                      Kirby Corporation +                                       1,200                33,840
                                      Lufkin Industries, Inc.                                     300                 7,338
                                      Lynx Therapeutics, Inc. +                                    14                    52
                                      MAXXAM Inc. +                                               600                 8,700
                                      Massey Energy Company                                     3,700                48,655
                                      NL Industries, Inc.                                       2,400                40,800
                                      Newpark Resources, Inc. +                                 3,800                20,824
                                      Noble Energy, Inc.                                        3,300               124,740
                                      Offshore Logistics, Inc. +                                1,500                32,625
                                      Oil States International, Inc. +                            600                 7,260
                                      Parker Drilling Company +                                10,900                31,719
                                      Peabody Energy Corporation                                2,100                70,539
                                      Penn Virginia Corporation                                   400                17,200
                                      Petroleum Development Corporation +                       3,300                30,096
                                      Petrominerals Corporation +                               1,100                   220
                                      Plains All American Pipeline, LP                          1,900                59,812
                                      Plains Resources Inc. +                                   1,400                19,810
                                      Prima Energy Corporation +                                  650                13,572
                                      Prolong International Corporation +                       5,700                 1,026
                                      RGC Resources, Inc.                                         100                 2,334
                                      Range Resources Corporation +                             4,500                28,215
                                      Reliant Resources, Inc. +                                12,500                76,625
                                      Smith International, Inc. +                               4,800               176,352
                                      Southwestern Energy Company +                             3,100                46,531
                                      Swift Energy Company +                                    1,900                20,900
                                      TC Pipelines, LP                                          1,100                32,428
                                      Tidewater Inc.                                            2,800                82,236
                                      Tom Brown, Inc. +                                         1,900                52,801
                                      Trico Marine Services, Inc. +                             5,700                22,344
                                      USEC Inc.                                                 3,900                27,378
                                      Unit Corporation +                                        1,800                37,638
                                      Valero Energy Corporation                                 4,500               163,485
                                      Weatherford International Ltd. +                          5,600               234,640
                                      Western Gas Resources, Inc.                               1,500                59,400
                                      World Fuel Services Corporation                             400                 9,836
                                      Xanser Corporation +                                      1,300                 2,795
                                                                                                               -------------
                                                                                                                  2,932,640

      Energy & Utilities - 3.0%       AGL Resources Inc.                                        2,900                73,776
                                      ALLETE, Inc.                                              3,900               103,545
                                      Active Power, Inc. +                                      3,500                 5,880
                                      Alliant Energy Corporation                                4,200                79,926
                                      American States Water Company                               150                 4,095
                                      Aquila, Inc.                                              7,810                20,150
                                      Artesian Resources Corporation (Class A)                    100                 3,600
                                      Atmos Energy Corporation                                  2,700                66,960
                                      Avista Corporation                                        1,100                15,565
                                      BIW Limited                                                 200                 3,630
                                      Beacon Power Corporation +                                7,730                 2,164
                                      Black Hills Corporation                                   1,100                33,770
                                      CH Energy Group, Inc.                                       900                40,500

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
         Energy & Utilities           California Water Service Group                              500               $14,060
             (concluded)              Cascade Natural Gas Corporation                             100                 1,910
                                      Catalytica Energy Systems, Inc. +                         2,766                 7,468
                                      Central Vermont Public Service Corporation                  600                11,730
                                      Chesapeake Utilities Corporation                            300                 6,780
                                      Cleco Corporation                                         2,500                43,300
                                      Connecticut Water Service, Inc.                             400                10,220
                                      DPL Inc.                                                  7,300               116,362
                                      DQE, Inc.                                                 5,000                75,350
                                      Delta Natural Gas Company, Inc.                             100                 2,349
                                      El Paso Electric Company +                                4,400                54,252
                                      Empire District Electric Company                          2,200                47,850
                                      Energen Corporation                                       2,400                79,920
                                      Energy East Corporation                                   5,600               116,256
                                      Energy West Incorporated                                    200                 1,202
                                      EnergySouth, Inc.                                           200                 6,560
                                      Equitable Resources, Inc.                                 2,900               118,146
                                      Florida Public Utilities Company                            133                 2,175
                                      Great Plains Energy Incorporated                          3,200                92,416
                                      Green Mountain Power Corporation                          1,000                20,000
                                      Hawaiian Electric Industries, Inc.                        1,700                77,945
                                      IDAcorp Inc.                                              1,500                39,375
                                      The Laclede Group, Inc.                                     200                 5,360
                                      MDU Resources Group                                       3,300               110,517
                                      MGE Energy, Inc.                                            200                 6,276
                                      Middlesex Water Company                                     350                 8,624
                                      NSTAR                                                     2,400               109,320
                                      NUI Corporation                                             900                13,968
                                      National Fuel Gas Company                                 3,100                80,755
                                      New Jersey Resources Corporation                          1,400                49,700
                                      Northeast Utilities                                       6,500               108,810
                                      Northwest Natural Gas Company                             1,200                32,700
                                      Northwestern Corporation                                  5,400                10,800
                                      OGE Energy Corp.                                          3,600                76,932
                                      ONEOK, Inc.                                               3,800                74,594
                                      Otter Tail Company                                          600                16,188
                                      PNM Resources Inc.                                        2,000                53,500
                                      Pennichuck Corporation                                      133                 3,285
                                      Pepco Holdings, Inc.                                      7,858               150,559
                                      Philadelphia Suburban Corporation                         2,731                66,582
                                      Piedmont Natural Gas Company, Inc.                        2,100                81,501
                                      Puget Energy, Inc.                                        3,500                83,545
                                      Questar Corporation                                       3,300               110,451
                                      SCANA Corporation                                         5,800               198,824
                                      SEMCO Energy, Inc.                                          800                 4,656
                                      SJW Corp.                                                   100                 8,525
                                      Sierra Pacific Resources +                                5,300                31,482
                                      South Jersey Industries, Inc.                               400                14,740
                                      Southern Union Company +                                  4,120                69,793
                                      Southwest Gas Corporation                                 1,500                31,770
                                      Southwest Water Company                                   2,120                29,616
                                      Streicher Mobile Fueling, Inc. +                            600                   630
                                      UGI Corporation                                           2,700                85,590
                                      UIL Holdings Corporation                                    700                28,385
                                      UniSource Energy Corporation                              1,600                30,080
                                      Vectren Corporation                                       2,700                67,635
                                      Veritas DGC  Inc. +                                       2,600                29,900
                                      WGL Holdings Inc.                                         2,200                58,740
                                      WPS Resources Corporation                                 1,500                60,300
                                      Westar Energy, Inc.                                       3,600                58,428
                                      Wisconsin Energy Corporation                              5,300               153,700
                                                                                                               -------------
                                                                                                                  3,615,948

  Engineering & Construction - 0.0%   Baran Group Ltd. +                                            2                    17
                                                                                                               -------------

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Entertainment - 0.0%          GC Companies, Inc. +                                        100                   $15
                                                                                                               -------------

    Environmental Control - 0.0%      ATG Inc. +                                                1,100                     0
                                                                                                               -------------

             Food - 0.0%              Imperial Sugar Company (New Shares) +                        12                    91
                                      Rica Foods, Inc. +                                          100                    40
                                                                                                               -------------
                                                                                                                        131

     Food & Agricultural - 2.4%       7-Eleven, Inc. +                                          5,300                55,915
                                      Alico, Inc.                                                 300                 7,407
                                      American Italian Pasta Company (Class A) +                  900                37,485
                                      The Andersons, Inc.                                         300                 3,675
                                      Atlantic Premium Brands, Ltd. +                             600                 1,020
                                      Aurora Food Inc. +                                        2,900                 1,015
                                      Bridgford Foods Corporation                                 500                 3,780
                                      Bunge Limited                                             5,600               160,160
                                      Cagle's Inc. (Class A) +                                    200                   950
                                      Chiquita Brands International, Inc. +                     1,802                26,129
                                      Coca-Cola Bottling Co. Consolidated                         400                21,840
                                      Corn Products International, Inc.                         1,700                51,051
                                      Cuisine Solutions, Inc. +                                 1,200                   540
                                      DIMON Incorporated                                        2,000                14,320
                                      Dean Foods Company +                                      6,771               213,287
                                      Del Monte Foods Company +                                10,600                93,704
                                      Delta and Pine Land Company                               1,800                39,564
                                      Dreyer's Grand Ice Cream Holdings, Inc.                   2,200               172,744
                                      Eden Bioscience Corporation +                             2,700                 4,347
                                      Embrex, Inc. +                                              400                 4,200
                                      Fisher Communications, Inc. +                               100                 4,891
                                      Flowers Foods, Inc.                                       2,175                42,978
                                      Fresh Brands, Inc.                                          900                12,510
                                      Fresh Del Monte Produce Inc.                              3,800                97,622
                                      Gehl Company +                                            1,100                11,220
                                      Glacier Water Services, Inc. +                              200                 3,080
                                      Golden Enterprises, Inc.                                    600                 1,410
                                      Green Mountain Coffee, Inc. +                               300                 5,700
                                      Griffin Land & Nurseries, Inc. +                          1,000                13,500
                                      Group 1 Software, Inc. +                                    700                12,929
                                      Hain Celestial Group, Inc. +                              2,100                33,579
                                      Harris & Harris Group, Inc. +                               400                 2,780
                                      Hines Horticulture, Inc. +                                4,100                 6,560
                                      Horizon Organic Holding Corporation +                     1,700                40,375
                                      Hormel Foods Corporation                                  5,500               130,350
                                      Ingles Markets, Incorporated (Class A)                    1,800                18,180
                                      International Multifoods +                                  900                20,619
                                      Interstate Bakeries Corporation                           1,900                24,130
                                      J & J Snack Foods Corp. +                                   400                12,652
                                      The J.M. Smucker Company                                  2,900               115,681
                                      John B. Sanfilippo & Son, Inc. +                            100                 1,632
                                      Kraft Foods Inc. (Class A)                               14,500               471,975
                                      Lance, Inc.                                               1,400                12,782
                                      Lindsay Manufacturing Co.                                   600                13,932
                                      MGP Ingredients, Inc.                                       200                 1,718
                                      Marsh Supermarkets, Inc. (Class B)                          700                 8,470
                                      Maui Land & Pineapple Company, Inc. +                       400                 8,992
                                      Monterey Pasta Company +                                    700                 3,430
                                      Nash-Finch Company                                        1,700                28,305
                                      Neogen Corporation +                                        700                11,893
                                      Osteotech, Inc. +                                           800                10,872
                                      The Pantry, Inc. +                                          900                 7,101
                                      PepsiAmericas, Inc.                                       6,927                87,003
                                      Pilgrim's Pride Corporation (Class B)                       200                 1,934
                                      Provena Foods Inc. +                                      1,200                 1,500
                                      Ralcorp Holdings, Inc. +                                  1,432                35,743
                                      Rocky Mountain Chocolate Factory, Inc.                      400                 3,200

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
         Food & Agricultural          Sanderson Farms, Inc.                                       500               $14,050
             (concluded)              The Scotts Company (Class A) +                            1,600                79,200
                                      Seneca Foods Corporation (Class A) +                        200                 3,504
                                      Sensient Technologies Corporation                         2,100                48,279
                                      Smart & Final Inc. +                                        800                 3,704
                                      Smithfield Foods, Inc. +                                  5,000               114,600
                                      Spartan Stores, Inc. +                                      800                 2,152
                                      Spectrum Organic Products, Inc. +                         2,200                   880
                                      Standard Commercial Corporation                             700                11,900
                                      Tasty Baking Company                                        400                 4,200
                                      Tejon Ranch Co. +                                           100                 3,010
                                      Terra Industries, Inc. +                                  7,000                 7,490
                                      Tootsie Roll Industries, Inc.                             2,427                73,999
                                      Tyson Foods, Inc. (Class A)                              15,158               160,978
                                      U.S. Restaurant Properties, Inc.                            400                 6,280
                                      Uni-Marts, Inc. +                                           900                 1,620
                                      United Natural Foods, Inc. +                              1,400                39,396
                                      Virbac Corporation +                                      1,100                 6,666
                                      VistaCare, Inc. (Class A) +                               1,700                41,327
                                      Wild Oats Markets, Inc. +                                 1,400                15,260
                                      Willamette Valley Vineyards, Inc. +                         800                 1,104
                                      Zanett, Inc. +                                              500                 1,035
                                      Zapata Corporation +                                        100                 4,864
                                                                                                               -------------
                                                                                                                  2,879,859

             Gold - 0.2%              Glamis Gold Ltd. +                                        7,900                90,613
                                      Gold Reserve Inc. +                                       2,200                 3,740
                                      Hanover Gold Company, Inc. +                             13,100                   721
                                      Inland Resources Inc. +                                     700                   490
                                      MK Gold Company +                                         2,000                 1,400
                                      Meridian Gold Inc. +                                      3,900                44,811
                                      Royal Gold, Inc.                                          2,000                42,980
                                      U.S. Gold Corporation +                                  12,700                 5,715
                                                                                                               -------------
                                                                                                                    190,470

     Health Care-Products - 0.0%      Gliatech Inc. +                                             100                     0
                                      Sparta Surgical Corporation +                             1,900                     0
                                      Sunrise Technologies International, Inc. +                  400                     4
                                                                                                               -------------
                                                                                                                          4

Holding Companies-Diversified - 0.0%  Kaiser Ventures LLC (Series A) +                            200                     0
                                                                                                               -------------

       Home Furnishings - 0.0%        Vialta, Inc. +                                                5                     2
                                                                                                               -------------

          Insurance - 3.5%            21st Century Insurance Group                              4,300                61,490
                                      Alfa Corporation                                          3,400                43,214
                                      Alleghany Corporation +                                     414                79,074
                                      Allmerica Financial Corporation +                         2,300                41,377
                                      American Financial Group, Inc.                            4,200                95,760
                                      American Medical Security Group, Inc. +                     600                11,460
                                      American National Insurance Company                       1,300               112,311
                                      AmerUs Group Co.                                          2,600                73,294
                                      Arch Capital Group Ltd. +                                 2,100                72,933
                                      Argonaut Group, Inc.                                      1,000                12,330
                                      Arthur J. Gallagher & Co.                                 3,300                89,760
                                      Atlantic American Corporation +                             700                 1,729
                                      Baldwin & Lyons, Inc. (Class B)                             850                20,188
                                      Berkley (W.R.) Corporation                                2,800               147,560
                                      Berkshire Hathaway Inc. (Class B) +                          66               160,380
                                      Brown & Brown                                             2,600                84,500
                                      Clark, Inc. +                                             2,000                23,900
                                      CNA Financial Corporation +                              10,394               255,692
                                      CNA Surety Corporation                                      800                 7,880
                                      Cobalt Corporation +                                      3,200                65,760
                                      The Commerce Group, Inc.                                  1,500                54,300

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
              Insurance               Crawford & Company (Class B)                              2,400               $11,784
             (concluded)              Delphi Financial Group, Inc. (Class A)                      900                42,120
                                      Donegal Group Inc. (Class B)                              1,566                19,638
                                      EMC Insurance Group, Inc.                                   500                 9,275
                                      Erie Indemnity Company (Class A)                          2,800               115,500
                                      FBL Financial Group, Inc. (Class A)                         400                 8,060
                                      FMS Financial Corporation                                   300                 4,920
                                      FPIC Insurance Group, Inc. +                              1,900                26,353
                                      Fidelity National Financial, Inc.                         5,231               160,906
                                      The First American Financial Corporation                  2,700                71,145
                                      First United Corporation                                    200                 4,254
                                      Fremont General Corporation                               4,100                56,170
                                      Great American Financial Resources, Inc.                  2,100                27,531
                                      HCC Insurance Holdings, Inc.                              2,500                73,925
                                      Harleysville Group Inc.                                   1,200                27,624
                                      Hilb, Rogal and Hamilton Company                          1,500                51,060
                                      Hooper Holmes, Inc.                                       2,600                16,744
                                      Horace Mann Educators Corporation                         2,100                33,873
                                      Independence Holding Company                                400                 8,444
                                      Infinity Property & Casualty Corporation                    600                14,160
                                      Insurance Auto Auctions, Inc. +                             600                 7,536
                                      Kansas City Life Insurance Company                          400                16,840
                                      The Liberty Corporation                                     700                29,750
                                      The MONY Group Inc.                                       1,900                51,205
                                      Markel Corporation +                                        500               128,000
                                      Meadowbrook Insurance Group, Inc. +                         400                 1,268
                                      Merchants Group, Inc.                                       100                 2,045
                                      Mercury General Corporation                               2,200               100,429
                                      NYMAGIC, Inc.                                               900                18,234
                                      National Medical Health Card Systems, Inc. +              1,000                 9,010
                                      Nationwide Financial Services, Inc. (Class A)             2,100                68,250
                                      The Navigators Group, Inc. +                                400                11,928
                                      Odyssey Re Holdings Corp.                                 3,300                69,630
                                      Ohio Casualty Corporation +                               4,400                57,992
                                      Old Republic International Corporation                    5,500               188,485
                                      PICO Holdings, Inc. +                                       700                 9,100
                                      PMA Capital Corporation (Class A)                         3,600                45,252
                                      The PMI Group, Inc.                                       4,100               110,043
                                      Penn-America Group, Inc.                                    750                 8,438
                                      Penn Treaty American Corporation +                        1,000                 1,750
                                      Philadelphia Consolidated Holding Corp. +                 1,000                40,400
                                      The Phoenix Companies, Inc.                               6,900                62,307
                                      Presidential Life, Corporation                            3,000                42,330
                                      ProAssurance Corporation +                                1,400                37,786
                                      Protective Life Corporation                               2,600                69,550
                                      RLI Corp.                                                   600                19,740
                                      RTW, Inc. +                                                 200                   707
                                      Radian Group Inc.                                         3,644               133,552
                                      Reinsurance Group of America, Incorporated                2,000                64,200
                                      SCPIE Holdings  Inc.                                        400                 3,072
                                      Selective Insurance Group, Inc.                           2,200                55,110
                                      StanCorp Financial Group, Inc.                            1,200                62,664
                                      State Auto Financial Corporation                            900                20,205
                                      Sterling Financial Corporation +                            600                13,950
                                      Symons International Group, Inc. +                        1,700                    34
                                      Transatlantic Holdings, Inc.                              2,300               159,044
                                      Triad Guaranty Inc. +                                     1,300                49,335
                                      UICI +                                                    2,200                33,154
                                      Unico American Corporation +                                300                 1,155
                                      United Fire & Casualty Company                              100                 3,249
                                      Unitrin, Inc.                                             3,000                81,360
                                      Universal American Financial Corp. +                      2,100                13,377
                                      Vesta Insurance Group, Inc.                               1,900                 4,370
                                      Zenith National Insurance Corp.                           1,700                48,450
                                                                                                               -------------
                                                                                                                  4,252,664

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
      International Oil - 0.2%        ATP Oil & Gas Corporation +                               3,900               $24,570
                                      GlobalSantaFe Corporation                                10,889               254,149
                                                                                                               -------------
                                                                                                                    278,719

           Internet - 0.0%            AppliedTheory Corporation +                                 200                     0
                                      divine, Inc. (Class A) +                                      1                     0
                                      Evolve Software, Inc. +                                       2                     0
                                      iBEAM Broadcasting Corporation +                             80                     0
                                      InterWorld Corporation +                                     10                     1
                                      Mindspeed Technologies Inc. +                             5,367                14,490
                                      NetObjects Inc. +                                           200                     0
                                      USinternetworking, Inc. +                                 1,000                     0
                                                                                                               -------------
                                                                                                                     14,491

          Iron/Steel - 0.0%           Cold Metal Products, Inc. +                               1,400                     0
                                      Northwestern Steel and Wire Company +                     9,000                    18
                                                                                                               -------------
                                                                                                                         18

         Leisure Time - 0.0%          American Classic Voyages Co. +                              100                     0
                                                                                                               -------------

            Liquor - 0.2%             The Boston Beer Company, Inc. (Class A) +                   500                 7,200
                                      Central European Distribution Corporation +               1,250                25,175
                                      The Chalone Wine Group, Ltd. +                            1,900                14,763
                                      Constellation Brands, Inc. (Class A) +                    3,500               109,899
                                      Frederick Brewing Co. +                                   5,400                   108
                                      Genesee Corporation (Class B) +                           1,000                 4,880
                                      National Beverage Corp. +                                 1,100                15,290
                                      Pyramid Breweries Inc.                                      100                   350
                                      The Robert Mondavi Corporation (Class A) +                1,400                35,434
                                                                                                               -------------
                                                                                                                    213,099

           Lodging - 0.0%             Buckhead America Corporation +                              600                     0
                                      Hudson Hotels Corporation +                                 800                     8
                                                                                                               -------------
                                                                                                                          8

            Media - 5.4%              ACTV, Inc. +                                              2,200                 2,156
                                      A.H. Belo Corporation (Class A)                           4,600               102,855
                                      AMC Entertainment Inc. +                                  1,800                20,592
                                      Adolor Corporation +                                      2,000                24,540
                                      Advanced Marketing Services, Inc.                           900                11,700
                                      American Tower Corporation (Class A) +                    9,800                86,730
                                      Banta Corporation                                         1,400                45,318
                                      Beasley Broadcast Group, Inc. (Class A) +                   400                 5,472
                                      Blockbuster Inc. (Class A)                                1,800                30,330
                                      CNET Networks, Inc. +                                     8,200                51,086
                                      CTN Media Group, Inc. +                                      50                     0
                                      Cablevision Systems Corporation (Class A) +              11,200               232,511
                                      Cadmus Communications Corporation                           600                 5,334
                                      Charter Communications, Inc. (Class A) +                 17,700                70,269
                                      Consolidated Graphics, Inc. +                               500                11,440
                                      Cox Communications, Inc. (Class A) +                     30,100               960,188
                                      Crown Media Holdings, Inc. (Class A) +                    3,700                15,281
                                      Cumulus Media Inc. (Class A) +                            3,600                68,148
                                      Daily Journal Corporation +                                 100                 2,440
                                      The E.W. Scripps Company (Class A)                        4,100               363,752
                                      EchoStar Communications Corporation (Series A) +         12,100               418,902
                                      Emmis Communications Corporation (Class A) +              2,100                48,195
                                      Entercom Communications Corp. +                           1,800                88,218
                                      Entravision Communications Corporation (Class A) +        3,000                34,050
                                      Fox Entertainment Group, Inc. (Class A) +                17,100               492,137
                                      Gaylord Entertainment Company +                           1,700                33,269
                                      Gray Television, Inc.                                       200                 2,480
                                      Gray Television, Inc. (Class A)                             300                 3,690
                                      Harte-Hanks, Inc.                                         3,600                68,400

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
                Media                 Hispanic Broadcasting Corporation +                       5,000              $127,250
             (concluded)              Hollinger International Inc.                              4,000                43,080
                                      Information Holdings Inc. +                               1,400                25,550
                                      Insight Communications Company, Inc. +                    2,900                38,222
                                      InterActiveCorp +                                        26,220             1,037,523
                                      Intraware, Inc. +                                           200                   246
                                      John Wiley & Sons, Inc. (Class A)                         2,500                65,500
                                      Journal Register Co. +                                    1,200                21,708
                                      Lee Enterprises, Incorporated                             2,100                78,813
                                      Lifeline Systems, Inc. +                                    200                 5,680
                                      Martha Stewart Living Omnimedia, Inc. (Class A)           2,900                27,231
                                      The McClatchy Company (Class A)                           2,300               132,525
                                      Media General, Inc. (Class A)                             1,000                57,200
                                      Mediacom Communications Corporation +                     3,900                38,493
                                      Metro-Goldwyn-Mayer Inc. +                               10,500               130,409
                                      Metromedia International Group, Inc. +                   11,700                 1,229
                                      Movie Gallery, Inc. +                                     1,750                32,288
                                      Network Equipment Technologies, Inc. +                      100                   842
                                      PRIMEDIA Inc. +                                           8,334                25,419
                                      PanAmSat Corporation +                                    8,900               164,026
                                      Penton Media, Inc. +                                      1,700                   935
                                      Playboy Enterprises, Inc. (Class B)+                        800                10,880
                                      Pulitzer Inc.                                             1,000                49,420
                                      Radio One, Inc. (Class A) +                               4,100                73,226
                                      Radio Unica Corp. +                                         500                   375
                                      Raindance Communications, Inc. +                          2,000                 4,980
                                      The Reader's Digest Association, Inc. (Class A)           4,500                60,660
                                      Regent Communications, Inc. +                             1,900                11,210
                                      Saga Communications, Inc. (Class A) +                       425                 8,266
                                      Salem Communications Corporation (Class A) +                900                18,010
                                      Scholastic Corporation +                                  2,575                76,684
                                      Sinclair Broadcast Group, Inc. (Class A) +                3,700                42,957
                                      The Source Information Management Company +                 100                   759
                                      Spanish Broadcasting System, Inc. (Class A) +             4,100                33,415
                                      Thomas Nelson, Inc. +                                       200                 2,500
                                      TiVo Inc. +                                               4,400                53,592
                                      USTMAN Technologies, Inc. +                              22,800                   524
                                      United Capital Corp.                                        100                 3,480
                                      UniverCell Holdings, Inc. +                               9,900                    59
                                      Valassis Communications, Inc. +                           2,400                61,728
                                      ValueVision International, Inc. (Class A) +               2,100                28,623
                                      The Washington Post Company (Class B)                       463               339,333
                                      Westwood One, Inc. +                                      4,900               166,257
                                      XM Satellite Radio Holdings Inc. (Class A) +              6,700                74,035
                                      Young Broadcasting Inc. (Class A) +                       1,200                25,356
                                                                                                               -------------
                                                                                                                  6,499,981

   Metal Fabricate/Hardware - 0.0%    Morton Industrial Group, Inc. +                             600                   300
                                                                                                               -------------

        Miscellaneous - 2.4%          @Road, Inc. +                                             1,200                13,104
                                      AMERIGROUP Corporation +                                  1,000                37,200
                                      AMN Healthcare Services, Inc. +                           1,300                16,510
                                      ARAMARK Corporation (Class B) +                           3,200                71,744
                                      AT&T Latin America Corp. (Class A) +                      7,300                   876
                                      Acme Communications, Inc. +                                 200                 1,520
                                      Advance Auto Parts, Inc. +                                1,800               109,620
                                      Advanced Medical Optics, Inc. +                           2,900                49,445
                                      The Advisory Board Company +                              1,300                52,676
                                      Alaska Communications Systems Holdings, Inc. +            2,000                 7,040
                                      Alliance Data Systems Corp +                                700                16,380
                                      Alliance Resource Partners, L.P.                          1,500                40,875
                                      American Home Mortgage Holdings, Inc.                     2,000                39,160
                                      American Pharmaceutical Partners, Inc. +                    500                16,950
                                      aQuantive, Inc. +                                         4,400                46,200
                                      Asbury Automotive Group Inc. +                              300                 4,044

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Miscellaneous             The Banc Corporation                                      4,700               $30,879
             (continued)              Braun Consulting, Inc. +                                    800                 1,360
                                      CTI Molecular Imaging, Inc. +                             1,200                22,692
                                      Centene Corporation +                                     1,100                42,790
                                      Charter Financial Corporation                               300                 8,475
                                      Chicago Mercantile Exchange                               1,800               125,334
                                      Ciphergen Biosystems, Inc. +                              1,100                11,275
                                      CityBank                                                    300                 8,118
                                      Coinstar, Inc. +                                          2,000                37,720
                                      DSL.net, Inc. +                                           1,000                   520
                                      Ditech Communications Corporation +                       1,200                 5,976
                                      Dover Downs Gaming & Entertainment, Inc.                    210                 1,943
                                      E-LOAN, Inc. +                                            5,000                29,150
                                      EasyLink Services Corporation (Class A) +                    50                    35
                                      eLoyalty Corporation +                                       40                   156
                                      eMagin Corporation +                                        200                   118
                                      Enbridge Energy Management, LLC +                         1,051                47,934
                                      Encore Capital Group, Inc. +                              1,700                14,705
                                      Esperion Therapeutics, Inc. +                             1,400                27,426
                                      Exchange National Bancshares, Inc.                          100                 5,568
                                      ExpressJet Holdings, Inc. +                               1,600                24,160
                                      Extreme Networks, Inc. +                                  5,600                29,680
                                      FNB Corporation                                             300                 8,121
                                      FiberNet Telecom Group, Inc. +                               10                    10
                                      FindWhat.com +                                            1,600                30,304
                                      Finisar Corporation +                                     9,300                14,415
                                      First M&F Corporation                                       200                 6,544
                                      First Place Financial Corp.                                 615                10,652
                                      Five Star Quality Care, Inc. +                                8                    12
                                      Frontline Capital Group +                                   300                     2
                                      Galyan's Trading Company +                                  800                11,472
                                      GameStop Corporation +                                    1,000                12,920
                                      General Maritime Corporation +                            1,400                14,210
                                      Genesis Health Ventures, Inc. +                           3,300                58,245
                                      Gen-Probe Incorporated +                                    700                28,609
                                      GoAmerica, Inc. +                                           500                   175
                                      HealthTronics Surgical Services, Inc. +                   1,100                 9,900
                                      i3 Mobile, Inc. +                                           300                   144
                                      Imagistics International Inc. +                             900                23,220
                                      Inergy, LP                                                  900                34,974
                                      Integrated Defense Technologies, Inc. +                     400                 6,204
                                      Inveresk Research Group, Inc. +                             700                12,593
                                      iPayment Holdings, Inc. +                                 1,600                38,192
                                      JetBlue Airways Corporation +                             2,700               114,183
                                      Kindred Healthcare, Inc. +                                  900                16,056
                                      Kirkland's, Inc. +                                          900                14,535
                                      Lin TV Corp. (Class A) +                                  1,300                30,615
                                      Liquid Audio, Inc.                                          300                   105
                                      Liquidmetal Technologies +                                2,100                10,773
                                      Lynch Interactive Corporation +                             100                 2,410
                                      MCG Capital Corporation                                   1,500                21,750
                                      Magma Design Automation, Inc. +                           1,900                32,585
                                      The Management Network Group, Inc. +                      3,900                 7,605
                                      ManTech International Corporation (Class A) +               800                15,344
                                      Manufacturers' Services Limited +                           200                   970
                                      Medical Staffing Network Holdings, Inc. +                   700                 4,900
                                      MedSource Technologies, Inc. +                            4,500                19,125
                                      MicroFinancial Incorporated                                 500                   920
                                      Monolithic System Technology, Inc. +                        400                 3,624
                                      Mykrolis Corporation +                                    2,500                25,375
                                      NIC Inc. +                                                  500                 1,460
                                      NTL Incorporated +                                        3,000               102,360
                                      Nassda Corporation +                                        400                 3,088
                                      NaviSite, Inc. +                                             13                    34
                                      Nco Portfolio Management Inc +                              178                 1,046

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Miscellaneous             NetFlix Inc. +                                            1,400               $35,770
             (concluded)              Netsol International, Inc. +                                100                    68
                                      Niku Corporation +                                           60                   273
                                      Novatel Wireless, Inc. +                                    186                   448
                                      Nucentrix Broadband Networks, Inc. +                        100                    88
                                      Odyssey Healthcare, Inc. +                                1,100                40,700
                                      On2.com Inc. +                                              200                   250
                                      Openwave Systems Inc. +                                   6,783                13,227
                                      Opsware, Inc. +                                           3,100                12,462
                                      Overstock.com, Inc. +                                       800                11,608
                                      PDF Solutions, Inc. +                                       200                 2,310
                                      PYR Energy Corporation +                                    900                   486
                                      Pacer International, Inc. +                                 500                 9,430
                                      Pacific Energy Partners, LP                               1,100                28,435
                                      Pacific Union Bank                                          500                 6,795
                                      PacificNet Inc. +                                           160                   349
                                      Packaging Dynamics Corp +                                   500                 3,625
                                      Paradyne Networks, Inc. +                                 2,200                 3,960
                                      ParthusCeva, Inc. +                                         900                 7,335
                                      Peets Coffee & Tea Inc. +                                   600                10,476
                                      Peoples Financial Corporation                             1,200                16,836
                                      Pinnacor Inc. +                                           5,700                10,944
                                      Portfolio Recovery Associates, Inc. +                     1,300                40,547
                                      PracticeWorks, Inc. +                                       800                15,440
                                      Premcor Inc. +                                            3,400                73,270
                                      Psychiatric Solutions, Inc. +                               266                 2,580
                                      Quantum Fuel Systems Technologies Worldwide, Inc. +       1,300                 2,899
                                      Quovadx, Inc. +                                           1,500                 4,485
                                      Regal Entertainment Group (Class A)                       3,400                80,172
                                      The SCO Group, Inc. +                                     1,775                16,987
                                      SCS Transportation, Inc. +                                  700                 8,841
                                      SFBC International, Inc. +                                  100                 1,810
                                      Sagnet Technology, Inc. +                                   200                    30
                                      Salix Pharmaceuticals, Ltd. +                               800                 8,392
                                      Salon Media Group, Inc. +                                   600                    30
                                      Saxon Capital, Inc. +                                     1,400                24,332
                                      Seagate Technology                                        2,400                42,360
                                      Seminis, Inc. (Class A) +                                   800                 2,944
                                      Silicon Image, Inc. +                                     3,300                18,414
                                      SimpleTech, Inc. +                                          600                 2,406
                                      Sonic Innovations, Inc. +                                 1,000                 3,610
                                      SoundView Technology Group, Inc. +                          880                 8,906
                                      Support.com, Inc. +                                       1,700                11,033
                                      SureBeam Corporation (Class A) +                          3,595                 9,527
                                      Synaptics Incorporated +                                    300                 4,038
                                      Telecommunication Systems, Inc. (Class A) +                 200                   414
                                      Therasense, Inc. +                                        2,000                20,000
                                      Thousand Trails, Inc. +                                   1,400                20,090
                                      Tumbleweed Communications Corporation +                     277                   715
                                      U.S.I. Holdings Corporation +                               200                 2,340
                                      Umpqua Holdings Corporation                               1,311                24,896
                                      United Online, Inc. +                                     2,002                50,731
                                      United Surgical Partners International, Inc. +            1,300                29,367
                                      VCA Antech, Inc. +                                          800                15,656
                                      Veridian Corporation +                                    2,300                80,247
                                      Weight Watchers International, Inc. +                     4,900               222,901
                                      Williams Energy Partners LP                               1,200                56,832
                                      WilTel Communications, Inc. +                             1,400                20,636
                                      Zymogentics, Inc. +                                         900                10,476
                                                                                                               -------------
                                                                                                                  2,903,368

    Miscellaneous Finance - 12.4%     1st Source Corporation                                    1,000                18,560
                                      A.G. Edwards, Inc.                                        3,700               126,540
                                      AMCORE Financial, Inc.                                    2,200                51,216
                                      ASB Financial Corp.                                         300                 5,097

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Miscellaneous Finance         Acadia Realty Trust                                       1,300               $11,895
             (continued)              Accredited Home Lenders Holding Company +                 1,700                33,354
                                      Advanta Corp. (Class A)                                   1,700                16,728
                                      Affiliated Managers Group, Inc. +                         1,000                60,950
                                      Agree Realty Corporation                                    900                21,879
                                      Alexandria Real Estate Equities, Inc.                       700                31,500
                                      Alliance Capital Management Holding LP                    4,200               153,300
                                      Allied Capital Corporation                                5,665               130,862
                                      AmerAlia, Inc. +                                            900                   450
                                      American Capital Strategies, Ltd.                         3,300                82,302
                                      American Insured Mortgage Investors LP, Series 86           700                 2,009
                                      American Insured Mortgage Investors LP, Series 88           400                 1,592
                                      American Land Lease, Inc.                                   200                 3,360
                                      American Realty Investors, Inc. +                           500                 6,125
                                      AmeriCredit Corp. +                                       6,000                51,300
                                      Ameritrade Holding Corporation +                         21,500               159,315
                                      Amli Residential Properties Trust                         1,100                25,905
                                      Ampal-American Israel Corporation (Class A) +               100                   284
                                      Annaly Mortgage Management Inc.                           4,800                95,568
                                      Anthracite Capital, Inc.                                    800                 9,648
                                      Anworth Mortgage Asset Corporation                        1,300                20,046
                                      Apex Mortgage Capital, Inc.                               2,500                13,675
                                      Arden Realty, Inc.                                        3,200                83,040
                                      Associated Estates Realty Corporation                       800                 5,256
                                      Astoria Financial Corporation                             3,800               106,134
                                      Atalanta/Sosnoff Capital Corporation +                      200                 2,710
                                      Atlantic Realty Trust                                       300                 3,702
                                      Atlantis Plastics, Inc. (Class A)+                          400                 2,820
                                      BNP Residential Properties, Inc.                            300                 3,240
                                      BOK Financial Corporation +                               2,134                82,308
                                      BP Prudhoe Bay Royalty Trust                              2,400                45,336
                                      BRE Properties, Inc. (Class A)                            2,300                76,360
                                      BankUnited Financial Corporation (Class A) +              2,600                52,390
                                      Banner Corporation                                          500                10,250
                                      Banyan Strategic Realty Trust                               400                   120
                                      Bay View Capital Corporation +                            3,800                21,964
                                      Bedford Property Investors, Inc.                            800                22,720
                                      Berkshire Hathaway Inc. (Class A) +                          60             4,350,000
                                      BlackRock, Inc. +                                         1,000                45,040
                                      Boca Resorts, Inc. (Class A) +                              800                10,400
                                      Brandywine Realty Trust                                   1,700                41,854
                                      CBL & Associates Properties, Inc.                         2,100                90,300
                                      CIT Group Inc.                                            9,700               239,105
                                      CVB Financial Corp.                                       1,500                29,280
                                      Camden Property Trust                                     2,600                90,870
                                      Capital Automotive                                        2,300                64,377
                                      Capstead Mortgage Corporation                             2,600                29,302
                                      CarrAmerica Realty Corporation                            3,100                86,211
                                      Cascade Financial Corporation                               330                 4,967
                                      Cathay Bancorp, Inc.                                      1,400                62,412
                                      Cedar Income Fund, Ltd. +                                   600                 3,132
                                      CenterPoint Properties Corporation                        1,200                73,500
                                      Central Pacific Financial Corp.                             600                16,620
                                      Ceres Group, Inc. +                                       1,700                 4,896
                                      Charter Municipal Mortgage Acceptance Company             2,000                38,020
                                      Chateau Communities, Inc.                                 2,200                65,098
                                      Chelsea Property Group, Inc.                              2,100                84,651
                                      Citizens, Inc. +                                            971                 7,059
                                      Coastal Bancorp, Inc.                                       300                 8,526
                                      Coastal Financial Corporation                               430                 5,521
                                      Colonial Properties Trust                                 1,200                42,228
                                      Commercial Capital Bancorp, Inc. +                        2,200                33,770
                                      Commercial Federal Corporation                            2,300                48,760
                                      Commercial Net Lease Realty                               1,991                34,325
                                      CompuCredit Corporation +                                 1,900                23,085

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Miscellaneous Finance         Cornerstone Realty Income Trust, Inc.                     2,400               $17,544
             (continued)              Correctional Properties Trust                             1,300                36,400
                                      Corrections Corporation of America +                        900                22,797
                                      Cotton States Life Insurance Company                        200                 2,016
                                      Cousins Properties, Inc.                                  2,300                64,170
                                      Crescent Operating, Inc. +                                1,000                   240
                                      Crown American Realty Trust                               3,900                41,886
                                      DVI, Inc. +                                               3,700                17,279
                                      Danielson Holding Corporation +                             700                 1,120
                                      Developers Diversified Realty Corporation                 4,383               124,653
                                      Downey Financial Corp.                                    1,100                45,430
                                      E* TRADE Group, Inc. +                                   14,500               123,250
                                      ESB Financial Corporation                                   529                 7,142
                                      East West Bancorp, Inc.                                   1,800                65,052
                                      Eastern Virginia Bankshares, Inc.                           200                 4,602
                                      EastGroup Properties, Inc.                                1,200                32,400
                                      Eaton Vance Corp.                                         2,800                88,480
                                      Entertainment Properties Trust                              800                23,000
                                      ePlus inc. +                                                100                 1,065
                                      Equity One, Inc.                                          1,655                27,142
                                      eSPEED, Inc. (Class A) +                                  1,700                33,592
                                      Essex Property Trust, Inc.                                  800                45,800
                                      The FINOVA Group Inc. +                                     900                   171
                                      Federal Realty Investment Trust                           2,700                86,400
                                      Fidelity Bankshares, Inc                                    700                15,610
                                      Financial Federal Corporation +                             300                 7,320
                                      Financial Industries Corporation                            400                 5,896
                                      First Albany Companies Inc.                               2,400                28,968
                                      First Community Bancorp                                     700                21,819
                                      First Defiance Financial Corp.                              300                 5,952
                                      First Financial Corporation                                 300                15,870
                                      First Financial Holdings, Inc.                            1,500                40,560
                                      First Indiana Corporation                                   500                 8,560
                                      First Industrial Realty Trust, Inc.                       2,600                82,160
                                      First SecurityFed Financial, Inc.                           800                19,928
                                      First Sentinel Bancorp Inc.                                 300                 4,791
                                      First Union Real Estate Equity & Mortgage Investments +   6,800                12,308
                                      Flagstar Bancorp, Inc.                                    3,900                95,355
                                      FloridaFirst Bancorp, Inc.                                  300                 7,158
                                      Flushing Financial Corporation                              500                11,085
                                      Gabelli Asset Management Inc. (Class A) +                   300                10,830
                                      Gables Residential Trust                                  1,200                36,276
                                      Giant Industries, Inc. +                                    300                 1,788
                                      Glacier Bancorp, Inc.                                       110                 2,708
                                      Glenborough Realty Trust Incorporated                     1,100                21,065
                                      Glimcher Realty Trust                                     1,900                42,560
                                      Great Lakes REIT, Inc.                                      800                12,800
                                      Greater Delaware Valley Savings Bank                        710                16,074
                                      GreenPoint Financial Corp.                                4,500               229,230
                                      HMN Financial, Inc.                                         900                17,460
                                      HRPT Properties Trust                                     6,600                60,720
                                      Health Care Property Investors, Inc.                      3,100               131,285
                                      Health Care REIT, Inc.                                    1,500                45,750
                                      Healthcare Realty Trust, Inc.                             2,600                75,790
                                      Heritage Property Investment Trust                        1,200                32,496
                                      Highwoods Properties, Inc.                                2,100                46,830
                                      Home Properties of New York, Inc.                         1,300                45,812
                                      Hudson River Bancorp, Inc.                                  600                16,752
                                      Hugoton Royalty Trust                                     3,400                62,560
                                      Humphrey Hospitality Trust, Inc.                            300                   780
                                      IBERIABANK Corporation                                      300                14,640
                                      ITLA Capital Corporation +                                  200                 8,086
                                      Impac Mortgage Holdings, Inc.                             2,400                40,056
                                      Independence Community Bank Corp.                         2,600                73,372
                                      Independence Federal Savings Bank +                         242                 4,114

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Miscellaneous Finance         Independent Bank Corporation (Michigan)                     857               $22,016
             (continued)              IndyMac Bancorp, Inc.                                     3,100                78,802
                                      Innkeepers USA Trust                                      1,800                12,240
                                      Innsuites Hospitality Trust                                 800                 1,040
                                      Instinet Group Incorporated                                 200                   932
                                      International Bancshares Corporation                      1,951                69,378
                                      Interpool, Inc.                                           1,100                18,062
                                      Investment Technology Group, Inc. +                       3,000                55,800
                                      Investors Financial Services                              3,900               113,139
                                      Investors Real Estate Trust                                 300                 3,237
                                      iStar Financial Inc.                                      5,700               208,050
                                      Jefferies Group, Inc.                                     1,600                79,664
                                      Keystone Property Trust                                     100                 1,851
                                      Knight Trading Group, Inc. +                              5,500                34,210
                                      Koger Equity, Inc.                                        1,500                25,845
                                      LNR Property Corp.                                        1,700                63,580
                                      LTC Properties                                              700                 6,685
                                      La Quinta Corporation +                                   4,200                18,102
                                      LabOne, Inc. +                                              600                12,936
                                      LaBranche & Co. Inc.                                      2,700                55,863
                                      Ladenburg Thalmann Financial Services Inc. +              1,707                   393
                                      LaSalle Hotel Properties                                    100                 1,478
                                      Legg Mason, Inc.                                          3,100               201,345
                                      Leucadia National Corporation                             3,300               122,496
                                      Lexington Corporate Properties Trust                      1,500                26,550
                                      Liberty Self-Stor, Inc. +                                 6,000                 2,160
                                      Lincoln Bancorp                                           1,000                18,150
                                      Lipid Sciences, Inc. +                                      500                   990
                                      Local Financial Corp. +                                     800                11,552
                                      MB Financial, Inc.                                          700                28,028
                                      MDC Holdings, Inc.                                        1,503                72,565
                                      MFA Mortgage Investments, Inc.                            3,300                33,132
                                      Macerich Company                                          2,700                94,851
                                      Mail-Well, Inc. +                                         1,600                 4,032
                                      Malan Realty Investors, Inc. +                              200                   868
                                      Manufactured Home Communities, Inc.                       1,100                38,621
                                      Maxus Realty Trust, Inc.                                    300                 3,273
                                      McGrath Rentcorp                                            600                16,044
                                      Medallion Financial Corp.                                   900                 6,309
                                      Meritage Corporation +                                      600                29,556
                                      Metris Companies Inc.                                     4,900                27,195
                                      Mid-America Apartment Communities, Inc.                     700                18,907
                                      The Midland Company                                         200                 4,442
                                      Mid Penn Bancorp, Inc.                                      105                 2,284
                                      Mills Corp.                                               2,200                73,810
                                      Monmouth Capital Corporation                                400                 1,920
                                      Monmouth Real Estate Investment Corporation (Class A)     2,200                15,444
                                      NASB Financial Inc.                                         400                11,116
                                      Nastech Pharmaceutical Company +                            500                 5,035
                                      National Health Investors, Inc.                             200                 3,688
                                      The National Security Group, Inc.                           120                 1,680
                                      National Western Life Insurance Company (Class A) +         200                22,086
                                      Nationwide Health Properties, Inc.                        2,300                36,639
                                      Neuberger Berman Inc.                                     2,750               109,753
                                      New Century Financial Corporation                         1,400                61,110
                                      New York Community Bancorp, Inc.                          6,586               191,587
                                      North American Scientific, Inc. +                           400                 3,064
                                      Northwest Bancorp, Inc.                                   1,000                16,000
                                      Nuveen Investments (Class A)                              4,700               128,028
                                      Ocwen Financial Corporation +                               900                 4,086
                                      One Liberty Properties, Inc.                                200                 3,360
                                      Oregon Trail Financial Corp.                              1,100                27,467
                                      PAB Bankshares, Inc.                                        500                 6,495
                                      PMC Capital, Inc.                                         2,500                12,125
                                      PMC Commercial Trust                                      1,200                16,080

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Miscellaneous Finance         PS Business Parks, Inc.                                     500               $17,650
             (continued)              PVF Capital Corp.                                           242                 3,318
                                      Pacific Capital Bancorp                                   2,333                81,772
                                      Pacific Northwest Bancorp                                 1,500                52,140
                                      Pan Pacific Retail Properties, Inc.                       2,009                79,054
                                      Parkway Properties, Inc.                                    400                16,820
                                      Penford Corporation                                         400                 4,468
                                      Pennsylvania Real Estate Investment Trust                 1,700                50,915
                                      The Peoples Holding Company                                 300                13,275
                                      PetroCorp Incorporated +                                    600                 6,690
                                      Port Financial Corp.                                        200                10,776
                                      Prentiss Properties Trust                                 1,900                56,981
                                      Price Legacy Corporation +                                1,700                 6,375
                                      Prime Group Realty Trust +                                1,300                 7,540
                                      R & G Financial Corporation (Class B)                     1,200                35,640
                                      RAIT Investment Trust                                     1,300                34,450
                                      RFS Hotel Investors, Inc.                                 5,100                62,832
                                      Ramco-Gershenson Properties Trust                           200                 4,660
                                      Raymond James Financial, Inc.                             2,200                72,710
                                      Realty Income Corporation                                 1,800                68,544
                                      Reckson Associates Realty Corporation                     2,300                47,978
                                      Redwood Trust, Inc.                                       1,200                47,892
                                      Resource America, Inc. (Class A)                            600                 6,210
                                      Roberts Realty Investors, Inc. +                            300                 1,875
                                      Roslyn Bancorp, Inc.                                      4,850               104,227
                                      SEI Investments Company                                   5,600               179,200
                                      SL Green Realty Corp.                                     1,000                34,890
                                      SWS Group, Inc.                                           1,210                24,382
                                      Santander BanCorp                                         1,730                28,303
                                      Seacoast Financial Services Corporation                   1,836                36,345
                                      Security Bank Corporation                                   200                 6,962
                                      Semele Group, Inc. +                                        400                   240
                                      Senior Housing Properties Trust                           1,700                23,052
                                      Siebert Financial Corp. +                                 3,300                15,840
                                      Sizeler Property Investors, Inc.                            300                 3,075
                                      Sovereign Bancorp, Inc.                                  10,497               164,278
                                      Sovran Self Storage, Inc.                                   500                15,750
                                      Sports Resorts International, Inc. +                      2,500                12,150
                                      Staten Island Bancorp, Inc.                               2,600                50,648
                                      Stewart Information Services Corporation +                  700                19,495
                                      The Student Loan Corporation                                800               100,800
                                      Summit Properties Inc.                                      900                18,585
                                      Sun Communities, Inc.                                       800                31,440
                                      TF Financial Corporation                                    100                 3,000
                                      Tanger Factory Outlet Centers, Inc.                         400                13,232
                                      Tarragon Realty Investors Inc. +                            363                 5,293
                                      Taubman Centers, Inc.                                     3,700                70,892
                                      Thistle Group Holdings, Co.                               1,300                20,605
                                      Thornburg Mortgage, Inc.                                  3,000                74,100
                                      Town & Country Trust                                        500                11,625
                                      Transnational Financial Network +                         1,500                 2,775
                                      United Community Banks, Inc.                                400                 9,992
                                      United Panam Financial Corp +                             2,500                30,875
                                      UnitedGlobalCom Inc. (Class A) +                          6,400                33,088
                                      Universal Health Realty Income Trust                        500                13,500
                                      Urstadt Biddle Properties                                 1,300                17,290
                                      Value Line, Inc.                                            100                 4,911
                                      W Holding Company, Inc.                                   4,850                82,062
                                      WFS Financial Inc. +                                      1,360                45,574
                                      W.P. Carey & Co. LLC                                      1,000                29,940
                                      WVS Financial Corp.                                         200                 3,600
                                      Waddell & Reed Financial, Inc. (Class A)                  3,100                79,577
                                      Washington Federal, Inc.                                  3,584                82,898
                                      Washington Real Estate Investment Trust                   1,100                29,920
                                      Wayne Savings Bancshares, Inc.                              151                 2,054

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
        Miscellaneous Finance         Waypoint Financial Corp.                                  1,600               $28,864
             (concluded)              Webster Financial Corporation                             2,100                79,380
                                      Weingarten Realty Investors                               2,650               111,035
                                      Wellsford Real Properties Inc. +                            900                13,869
                                      Wesco Financial Corporation +                               302                94,224
                                      White Mountains Insurance Group Inc.                        363               143,385
                                      Willis Lease Finance Corporation +                          200                   932
                                      Willow Grove Bankcorp, Inc.                               1,900                32,300
                                      World Acceptance Corporation +                            2,400                39,072
                                      Wyndham International, Inc. (Class A)+                      700                   308
                                      The Ziegler Companies, Inc.                                 100                 1,510
                                                                                                               -------------
                                                                                                                 14,899,059

 Miscellaneous Manufacturing - 0.0%   APW Ltd. +                                                3,800                     0
                                      Polymer Group, Inc. (Class B) +                               2                    18
                                                                                                               -------------
                                                                                                                         18

        Motor Vehicles - 1.8%         A.O. Smith Corporation                                    1,400                39,410
                                      A.S.V., Inc. +                                              500                 7,240
                                      Aftermarket Technology Corp. +                            1,200                12,612
                                      American Axle & Manufacturing Holdings, Inc. +            1,900                45,410
                                      Arctic Cat Inc.                                           1,700                32,572
                                      ArvinMeritor, Inc.                                        3,200                64,576
                                      BorgWarner, Inc.                                          1,200                77,280
                                      CSK Auto Corporation +                                    1,100                15,895
                                      Coachmen Industries, Inc.                                   600                 7,170
                                      Collins & Aikman Corporation +                            4,200                12,390
                                      Donaldson Company, Inc.                                   1,700                75,565
                                      Dura Automotive Systems, Inc. (Class A)+                    800                 7,848
                                      Federal-Mogul Corporation +                               3,300                 1,056
                                      FinishMaster, Inc. +                                        300                 2,895
                                      Fleetwood Enterprises, Inc. +                             2,200                16,280
                                      General Motors Corporation (Class H) +                   56,300               721,203
                                      Gentex Corporation +                                      4,300               131,623
                                      Group 1 Automotive, Inc. +                                1,000                32,410
                                      Hastings Manufacturing Company +                            100                   550
                                      IMPCO Technologies, Inc. +                                1,300                 8,008
                                      Keystone Automotive Industries, Inc. +                      600                10,956
                                      The Lamson & Sessions Co. +                                 200                   964
                                      Lear Corporation +                                        2,500               115,050
                                      Lithia Motors, Inc. (Class A)+                              700                11,319
                                      MarineMax, Inc. +                                           600                 8,400
                                      Midas Group, Inc. +                                         700                 8,484
                                      Modine Manufacturing Co.                                  1,500                29,055
                                      Monaco Coach Corporation +                                1,600                24,528
                                      Monro Muffler Brake, Inc. +                               1,300                36,738
                                      Myers Industries, Inc.                                    1,437                13,652
                                      Oshkosh Truck Corporation                                   700                41,524
                                      Owosso Corporation +                                      1,700                   680
                                      Polaris Industries, Inc.                                  1,500                92,100
                                      SPX Corporation +                                         3,128               137,820
                                      Sonic Automotive, Inc. +                                  1,200                26,292
                                      Spartan Motors, Inc.                                      3,400                28,084
                                      Standard Motor Products, Inc.                             2,800                31,080
                                      Starcraft Corporation +                                     700                    21
                                      Stoneridge, Inc. +                                          900                12,285
                                      Superior Industries International, Inc.                     900                37,530
                                      Thor Industries, Inc.                                     1,400                57,148
                                      Titan International, Inc.                                 3,500                 4,340
                                      Tower Automotive, Inc. +                                  1,600                 5,856
                                      United Auto Group, Inc. +                                 1,300                28,314
                                      United Defense Industries, Inc. +                         1,100                28,534
                                      Winnebago Industries, Inc.                                  900                34,110
                                                                                                               -------------
                                                                                                                  2,136,857

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
         Non-Durables - 2.3%          The 3DO Company +                                           712                  $256
                                      AFC Enterprises, Inc. +                                   1,300                21,112
                                      Acclaim Entertainment Inc. +                              8,400                 5,712
                                      Acres Gaming Incorporated +                               2,100                23,646
                                      Action Performance Companies, Inc.                        1,000                19,000
                                      Activision, Inc. +                                        4,250                54,910
                                      Applebee's International, Inc.                            3,250               102,148
                                      barnesandnoble.com inc. +                                 7,100                16,543
                                      Benihana Inc. (Class A) +                                   430                 5,676
                                      Bob Evans Farms, Inc.                                     1,500                41,445
                                      Bowl America Incorporated (Class A)                         210                 2,468
                                      Boyd Gaming Corporation +                                 1,700                29,342
                                      The Boyds Collection, Ltd. +                              2,300                10,833
                                      Brass Eagle Inc. +                                          100                   832
                                      Brinker International, Inc. +                             4,100               147,682
                                      Buca, Inc. +                                              2,600                14,664
                                      CBRL Group, Inc.                                          2,900               112,694
                                      CEC Entertainment Inc. +                                  1,100                40,623
                                      CKE Restaurants, Inc. +                                   2,300                12,857
                                      California Pizza Kitchen, Inc. +                          2,000                43,000
                                      Centillium Communications, Inc. +                         1,900                18,829
                                      Championship Auto Racing Teams, Inc. +                    1,700                 4,250
                                      Champps Entertainment, Inc. +                             2,800                14,056
                                      Checkers Drive-In Restaurants, Inc. +                     2,900                32,799
                                      The Cheesecake Factory Incorporated +                     1,900                68,191
                                      Chicago Pizza & Brewery, Inc. +                           1,000                10,000
                                      Churchill Downs Incorporated                                200                 7,662
                                      Corvis Corporation +                                     14,700                21,609
                                      Denny's Corp. +                                           2,700                 1,809
                                      Department 56, Inc. +                                       500                 7,665
                                      Dover Motorsports, Inc.                                   2,000                 8,200
                                      Drew Industries Incorporated +                              400                 7,280
                                      Equity Marketing, Inc. +                                  1,200                17,760
                                      Factory 2-U Stores Inc. +                                 1,100                 5,478
                                      Fossil, Inc. +                                            2,250                53,010
                                      Handleman Company +                                       1,200                19,200
                                      Hanover Direct, Inc. +                                    4,100                 1,148
                                      Hibbett Sporting Goods, Inc. +                            1,250                41,175
                                      Hollywood Media Corp. +                                   4,300                 5,590
                                      Huffy Corporation +                                         100                   700
                                      ICU Medical, Inc. +                                       1,400                43,610
                                      IHOP Corp.                                                  400                12,628
                                      International Speedway Corp. (Class A)                    3,100               122,481
                                      Isle of Capri Casinos, Inc. +                             3,000                49,590
                                      JAKKS Pacific, Inc. +                                     2,813                37,385
                                      Jack in the Box Inc. +                                    1,800                40,140
                                      Kreisler Manufacturing Corporation +                        300                 1,440
                                      Krispy Kreme Doughnuts, Inc. +                            2,300                94,714
                                      Lancaster Colony Corporation                              1,800                69,588
                                      Landry's Restaurants, Inc.                                1,500                35,400
                                      Lazare Kaplan International Inc. +                          300                 1,740
                                      Leapfrog Enterprises, Inc. +                              2,000                63,620
                                      LodgeNet Entertainment Corporation +                        500                 5,475
                                      Lone Star Steakhouse & Saloon, Inc.                       1,600                34,832
                                      Luby's Cafeterias Inc. +                                  1,100                 2,475
                                      Marcus Corporation                                          300                 4,485
                                      Marvel Enterprises, Inc. +                                3,400                64,940
                                      Mego Financial Corp. +                                      200                    48
                                      Michael Anthony Jewelers, Inc. +                          1,100                 2,046
                                      Midway Games Inc. +                                       2,700                 9,801
                                      Morgan's Foods, Inc. +                                    1,600                 2,864
                                      Movado Group, Inc.                                          100                 2,175
                                      O'Charley's Inc. +                                        2,100                45,213
                                      The Ohio Art Company                                        300                 4,359
                                      On Command Corporation +                                  5,900                 5,782

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Non-Durables              Oneida Ltd.                                                 800                $5,400
             (concluded)              Outback Steakhouse, Inc.                                  3,300               128,700
                                      PECO II, Inc. +                                             900                   540
                                      P.F. Chang's China Bistro, Inc. +                         1,200                59,052
                                      Panera Bread Company (Class A) +                          1,400                56,000
                                      Papa John's International, Inc. +                         1,200                33,660
                                      Penn National Gaming, Inc. +                              3,000                61,650
                                      RARE Hospitality International, Inc. +                    1,400                45,752
                                      RC2 Corporation +                                           800                13,608
                                      Red Robin Gourmet Burgers +                                 400                 7,584
                                      Reeds Jewelers, Inc. +                                      900                 1,035
                                      Regis Corporation                                         2,900                84,245
                                      Riviana Foods Inc.                                          600                16,146
                                      Ruby Tuesday, Inc.                                        2,900                71,717
                                      Russ Berrie and Company, Inc.                             1,000                36,510
                                      Ryan's Family Steak Houses, Inc. +                        2,600                36,400
                                      SCP Pool Corporation +                                    1,100                37,840
                                      Service Corporation International +                      15,200                58,824
                                      Servotronics, Inc. +                                        400                   904
                                      Sonic Corp. +                                             2,250                57,218
                                      Sotheby's Holdings, Inc. (Class A) +                      1,600                11,904
                                      The Steak 'n Shake Company +                                800                12,200
                                      Steinway Musical Instruments, Inc. +                        300                 4,620
                                      Stewart Enterprises, Inc. (Class A) +                     3,900                16,770
                                      The Topps Company, Inc.                                   2,000                17,180
                                      Trans World Entertainment Corporation +                   1,900                 9,728
                                      Triarc Companies, Inc. +                                  1,000                29,990
                                      World Wrestling Federation Entertainment, Inc.              100                 1,029
                                                                                                               -------------
                                                                                                                  2,724,891

      Non-Ferrous Metals - 0.2%       A.M. Castle & Company +                                     800                 5,240
                                      Brush Engineered Materials Inc. +                           800                 6,680
                                      Century Aluminum Company                                  1,000                 7,030
                                      Coeur d'Alene Mines Corporation +                        14,100                19,599
                                      Commercial Metals Company                                 1,400                24,906
                                      Commonwealth Industries, Inc.                               700                 3,304
                                      Hecla Mining Company +                                    4,100                17,343
                                      IMCO Recycling Inc. +                                       800                 5,312
                                      Kaiser Aluminum Corporation +                            10,800                   432
                                      Minerals Technologies, Inc.                               1,400                68,124
                                      Mueller Industries, Inc. +                                1,700                46,087
                                      Oglebay Norton Company +                                    200                   604
                                      Reliance Steel & Aluminum Co.                               800                16,560
                                      Southern Peru Limited                                       700                10,710
                                      Stillwater Mining Company +                                 900                 4,626
                                      Titanium Metals Corporation +                               630                20,223
                                      United Park City Mines Company +                            700                14,105
                                      Wolverine Tube, Inc. +                                      900                 5,148
                                                                                                               -------------
                                                                                                                    276,033

  Optical Photo & Equipment - 0.2%    Ascent Media Group, Inc. (Class A) +                        200                   248
                                      August Technology Corp. +                                   700                 4,389
                                      BMC Industries, Inc.                                      1,100                   594
                                      CPI Corp.                                                   400                 7,060
                                      CyberOptics Corporation +                                   100                   671
                                      Drexler Technology Corporation +                          1,700                26,350
                                      Fischer Imaging Corporation +                             1,300                 6,422
                                      Imation Corp.                                             2,100                79,422
                                      Ingram Micro Inc. (Class A) +                             6,000                66,000
                                      Lexar Media, Inc. +                                       2,200                20,988
                                      Meade Instruments Corp. +                                   200                   640
                                      Panavision Inc. +                                           300                 1,650
                                      Photronics, Inc. +                                        2,400                41,880
                                      StockerYale, Inc. +                                         100                    77
                                      Zomax Incorporated +                                      1,600                 5,232

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
      Optical Photo & Equipment       Zygo Corporation +                                          700                $5,600
             (concluded)                                                                                       -------------
                                                                                                                    267,223

   Paper & Forest Products - 0.5%     Badger Paper Mills, Inc. +                                  200                 1,158
                                      Bowater Incorporated                                      2,500                93,625
                                      Buckeye Technologies Inc. +                                 200                 1,360
                                      CSS Industries, Inc.                                        400                15,420
                                      Caraustar Industries, Inc. +                              1,300                10,413
                                      Chesapeake Corporation                                      600                13,110
                                      Deltic Timber Corporation                                   600                17,070
                                      EarthShell Corporation +                                    700                   280
                                      Kadant Inc. +                                               480                 9,000
                                      Longview Fibre Company                                    2,200                18,040
                                      P.H. Glatfelter Company                                   1,700                25,075
                                      Packaging Corp. of America +                              4,100                75,563
                                      Pope & Talbot, Inc.                                         800                 8,840
                                      Potlatch Corporation                                      1,800                46,350
                                      Rayonier Inc.                                             1,950                64,350
                                      Rock-Tenn Company (Class A)                                 900                15,255
                                      Smurfit-Stone Container Corporation +                    12,500               162,875
                                      Universal Forest Products, Inc.                             600                12,564
                                      Wausau - Mosinee Paper Corporation                        2,300                25,760
                                                                                                               -------------
                                                                                                                    616,108

          Pipelines - 0.0%            Tatham Offshore, Inc. +                                  15,700                     8
                                                                                                               -------------

        Producer Goods - 2.9%         AGCO Corporation +                                        3,423                58,465
                                      AMETEK, Inc.                                              1,500                54,975
                                      Aaon, Inc. +                                                500                 9,260
                                      Actuant Corporation (Class A) +                             700                33,124
                                      Advanced Energy Industries, Inc. +                        1,600                22,800
                                      Aeroflex Incorporated +                                   2,900                22,446
                                      Alamo Group Inc.                                            400                 4,888
                                      Albany International Corp. (Class A)                      1,300                35,620
                                      Applied Industrial Technologies, Inc.                       900                18,990
                                      AptarGroup, Inc.                                          1,800                64,800
                                      Astec Industries, Inc. +                                    800                 6,976
                                      Axcelis Technologies, Inc. +                              4,700                28,764
                                      BE Aerospace, Inc. +                                      5,600                18,536
                                      Baldor Electric Company                                   1,300                26,780
                                      Barnes Group Inc.                                         2,200                47,872
                                      Blount International, Inc. +                                200                 1,140
                                      Blyth, Inc.                                               2,100                57,120
                                      Briggs & Stratton Corporation                               900                45,450
                                      Butler Manufacturing Company                              1,600                26,448
                                      CIRCOR International, Inc.                                  600                10,698
                                      CLARCOR Inc.                                              1,200                46,260
                                      CUNO Incorporated +                                         800                28,896
                                      CYRO-CELL International, Inc. +                           1,900                 1,881
                                      Capstone Turbine Corporation +                            4,100                 4,469
                                      Catalyst Semiconductor, Inc. +                              200                   766
                                      Chicago Rivet & Machine Co.                                 100                 2,626
                                      Cognex Corporation +                                      2,100                46,935
                                      Columbus McKinnon Corporation +                             800                 1,856
                                      Comfort Systems USA, Inc. +                               1,900                 4,997
                                      Concord Camera Corp. +                                      200                 1,418
                                      Culp, Inc. +                                                600                 4,140
                                      Curtiss-Wright Corporation                                  500                31,600
                                      Cyber-Care, Inc. +                                       12,900                    13
                                      Daisytek International Corporation +                      1,600                   112
                                      DiamondCluster International, Inc. (Class A) +            2,200                 8,162
                                      DuraSwitch Industries, Inc. +                               400                   804
                                      Duratek, Inc. +                                             700                 5,481
                                      The Eastern Company                                         200                 2,920
                                      Electric Fuel Corporation +                                 200                   160

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
           Producer Goods             FMC Corporation +                                         1,200               $27,156
             (continued)              The Fairchild Corporation (Class A) +                     1,000                 4,030
                                      Fastenal Company                                          4,100               139,154
                                      Fedders Corporation                                       1,320                 4,052
                                      Federal Signal Corporation                                2,100                36,897
                                      Fisher Scientific International Inc. +                    2,800                97,720
                                      Flowserve Corporation +                                   2,400                47,208
                                      Foster Wheeler Ltd. +                                     4,800                10,272
                                      Franklin Electric Co., Inc.                                 200                11,130
                                      Gardner Denver Inc. +                                       600                12,276
                                      The Gorman-Rupp Company                                     100                 2,400
                                      Graco Inc.                                                2,325                74,400
                                      GrafTech International Ltd. +                             2,800                15,260
                                      HON INDUSTRIES Inc.                                       2,600                79,300
                                      HPSC, Inc. +                                                300                 2,919
                                      Hanover Compressor Company +                              2,349                26,544
                                      Hardinge, Inc.                                              200                 1,620
                                      Harsco Corporation                                        1,900                68,495
                                      Helix Technology Corporation                              1,400                18,522
                                      Herman Miller, Inc.                                       3,500                70,735
                                      Hexcel Corporation +                                      1,700                 5,440
                                      Hi-Shear Technology Corporation +                           700                 1,435
                                      Hubbell Incorporated (Class B)                            2,300                76,130
                                      Hughes Supply, Inc.                                       1,100                38,170
                                      Hydril Company +                                          1,100                29,975
                                      IDEX Corporation                                          1,600                57,984
                                      Ibis Technology Corporation +                               100                   771
                                      Ionics, Inc. +                                            1,000                22,370
                                      JLG Industries, Inc.                                        900                 6,120
                                      Jacuzzi Brands, Inc. +                                    6,100                32,269
                                      Jarden Corp. +                                              700                19,369
                                      Juno Lighting, Inc. +                                       100                 1,320
                                      Kaydon Corp.                                              2,600                54,080
                                      Kennametal Inc.                                           1,500                50,760
                                      Kos Pharmaceuticals, Inc. +                                 800                18,776
                                      L.B. Foster Company (Class A) +                             600                 3,084
                                      Ladish Co., Inc. +                                          700                 4,634
                                      Lawson Products, Inc.                                       500                13,770
                                      Lennox International Inc.                                 1,800                23,166
                                      Libbey, Inc.                                                582                13,211
                                      Lincoln Electric Holdings, Inc.                           1,700                34,697
                                      Lone Star Technology +                                    1,400                29,652
                                      MSC Industrial Direct Co., Inc. (Class A) +               1,900                34,010
                                      Magnetek, Inc. +                                          1,200                 3,048
                                      The Manitowoc Co., Inc.                                   1,300                28,990
                                      Material Sciences Corporation                               200                 1,940
                                      Matthews International Corporation (Class A)              1,200                29,712
                                      Maverick Tube Corporation +                               2,000                38,300
                                      Merix Corporation +                                       1,200                 9,144
                                      Micrel, Inc. +                                            3,600                37,404
                                      Milacron Inc.                                             1,300                 6,357
                                      Minuteman International, Inc.                               200                 1,860
                                      Modtech Holdings, Inc. +                                    100                   900
                                      Moog Inc. (Class A) +                                       700                24,325
                                      NACCO Industries, Inc. (Class A)                            300                17,682
                                      NATCO Group Inc. (Class A)+                                 800                 5,464
                                      NN, Inc.                                                  2,900                36,714
                                      Nordson Corporation                                       1,300                31,005
                                      Oceaneering International, Inc. +                         1,400                35,770
                                      Paul Mueller Company                                        100                 4,050
                                      Pentair, Inc.                                             2,300                89,838
                                      Plug Power Inc. +                                         2,365                11,045
                                      Possis Medical, Inc. +                                      700                 9,604
                                      Precision Castparts Corp.                                 2,100                65,310
                                      Presstek, Inc. +                                          1,700                10,591

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
           Producer Goods             Proton Energy Systems, Inc.                               1,700                $3,638
             (concluded)              ROHN Industries, Inc. +                                   1,600                   224
                                      Raytech Corporation +                                     2,100                 8,925
                                      Regal-Beloit Corporation                                  1,200                22,920
                                      Research Frontiers Incorporated +                           500                 7,000
                                      Robbins & Myers, Inc.                                       700                12,950
                                      Ronson Corporation +                                        882                   997
                                      Roper Industries, Inc.                                    1,500                55,800
                                      SPS Technologies, Inc. +                                    600                16,224
                                      Safeguard Scientifics, Inc. +                               700                 1,890
                                      Sauer-Danfoss, Inc.                                         700                 7,525
                                      Schuff Steel Company +                                      500                   700
                                      Selas Corporation of America +                              500                   750
                                      Sequa Corporation (Class A) +                               500                17,150
                                      The Shaw Group Inc. +                                     1,500                18,075
                                      Sonic Solutions +                                           800                 6,896
                                      Spectrum Control, Inc. +                                    200                 1,124
                                      Standex International Corporation                           600                12,600
                                      Steelcase Inc. (Class A)                                  1,400                16,464
                                      Stewart & Stevenson Services, Inc.                        1,900                29,925
                                      Sun Hydraulics Corporation                                  300                 2,328
                                      SystemOne Technologies Inc. +                               600                   330
                                      TRM Corporation +                                           500                   915
                                      Tecumseh Products Company (Class A)                       1,400                53,634
                                      Teleflex Incorporated                                     1,800                76,590
                                      Tennant Company                                             500                18,375
                                      Tenneco Automotive Inc. +                                   200                   720
                                      Terex Corporation +                                       1,244                24,283
                                      The Timken Company                                        5,500                96,305
                                      Trinity Industries, Inc.                                  2,000                37,020
                                      Triumph Group, Inc. +                                       800                22,536
                                      Twin Disc, Incorporated                                     100                 1,415
                                      Ultratech Stepper, Inc. +                                 2,100                38,829
                                      Valhi, Inc.                                               6,340                60,991
                                      Valmont Industries, Inc.                                    300                 5,838
                                      WMS Industries Inc. +                                       800                12,472
                                      Watsco, Inc.                                                300                 4,968
                                      Watts Industries, Inc. (Class A)                          1,300                23,205
                                      Woodhead Industries, Inc.                                   500                 6,260
                                      Woodward Governor Company                                   500                21,500
                                      X-Rite, Incorporated                                        900                 8,919
                                      York International Corporation                            1,500                35,100
                                      Zebra Technologies Corporation (Class A) +                1,900               142,861
                                                                                                               -------------
                                                                                                                  3,546,155

     Railroads & Shipping - 0.2%      Alexander & Baldwin, Inc.                                 1,800                47,754
                                      Diamondhead Casino Corporation +                          4,600                 2,576
                                      Florida East Coast Industries, Inc. (Class A)             1,800                45,990
                                      GATX Corporation                                          2,100                34,335
                                      Genesee & Wyoming Inc. (Class A) +                          600                12,342
                                      The Greenbrier Companies, Inc. +                            700                 7,595
                                      International Shipholding Corporation +                     300                 3,240
                                      Kansas City Southern Industries, Inc. +                   2,800                33,684
                                      OMI Corporation (New Shares) +                            5,300                32,648
                                      Overseas Shipholding Group, Inc.                          1,500                33,015
                                      RailAmerica, Inc. +                                       1,300                10,985
                                      Wabtec Corporation                                          700                 9,737
                                                                                                               -------------
                                                                                                                    273,901

        Real Property - 3.1%          AMB Property Corporation                                  4,000               112,680
                                      American Real Estate Partners, LP +                         600                 7,380
                                      Archstone-Smith Trust                                     9,275               222,600
                                      Avalonbay Communities, Inc.                               3,400               144,976
                                      Avatar Holdings Inc. +                                      400                12,080
                                      BRT Realty Trust                                            300                 4,770

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
            Real Property             Boston Properties, Inc.                                   4,900              $214,620
             (concluded)              California Coastal Communities, Inc. +                      400                 2,640
                                      Capital Title Group, Inc. +                               5,800                26,100
                                      Catellus Development Corporation +                        4,800               105,600
                                      Corporate Office Properties Trust                           200                 3,386
                                      Crescent Real Estate Equities Company                     5,000                83,050
                                      Duke Realty Corporation                                   6,000               165,300
                                      Equity Inns Inc.                                          1,900                13,110
                                      FelCor Lodging Trust Inc.                                 5,700                44,745
                                      Forest City Enterprises, Inc. (Class A)                   2,100                87,045
                                      General Growth Properties, Inc.                           3,200               199,808
                                      Grubb & Ellis Company +                                     322                   378
                                      Heartland Partners LP (Class A) +                           100                   745
                                      HomeStore.com, Inc. +                                     4,200                 7,224
                                      Hospitality Properties Trust                              2,700                84,375
                                      Host Marriot Corporation +                               10,800                98,820
                                      Insignia Financial Group, Inc. +                          3,100                34,441
                                      Jones Lang Lasalle Inc. +                                 1,500                23,700
                                      Kilroy Realty Corporation                                 1,100                30,250
                                      Kimco Realty Corporation                                  5,350               202,765
                                      Liberte Investors, Inc. +                                   700                 3,801
                                      Liberty Property Trust                                    3,800               131,480
                                      Mack-Cali Realty Corporation                              2,600                94,588
                                      Mid-Atlantic Realty Trust                                 2,000                41,880
                                      New Plan Excel Realty Trust                               5,000               106,750
                                      Newhall Land & Farming Company                              600                18,150
                                      Odd Job Stores, Inc. +                                      300                   858
                                      Post Properties, Inc.                                     1,800                47,700
                                      ProLogis Trust                                            9,143               249,604
                                      Public Storage, Inc.                                      6,200               209,994
                                      Reading International, Inc. (Class A) +                   1,000                 5,550
                                      Regency Centers Corporation                               3,800               132,924
                                      The Rouse Company                                         5,000               190,500
                                      Santa Fe Financial Corporation +                            200                 2,420
                                      Saul Centers, Inc.                                          300                 7,680
                                      Shurgard Storage Centers, Inc. (Class A)                  1,800                59,544
                                      The St. Joe Company                                       3,300               102,960
                                      Stratus Properties Inc. +                                   200                 1,792
                                      Trammell Crow Company +                                     500                 5,305
                                      Trizec Properties, Inc.                                   5,400                61,398
                                      United Dominion Realty Trust, Inc.                        4,900                84,378
                                      Vornado Realty Trust                                      5,700               248,520
                                                                                                               -------------
                                                                                                                  3,740,364

            Retail - 3.9%             1-800-FLOWERS.COM, Inc. (Class A)+                        1,100                 9,064
                                      99 Cents Only Stores +                                    2,666                91,497
                                      A.C. Moore Arts & Crafts, Inc. +                            900                18,027
                                      Abercrombie & Fitch Co. (Class A) +                       3,900               110,799
                                      Able Energy, Inc. +                                         600                 1,860
                                      Alloy, Inc. +                                             2,300                14,835
                                      Amazon.com, Inc. +                                       19,400               707,906
                                      American Eagle Outfitters, Inc. +                         2,750                50,435
                                      AnnTaylor Stores Corporation +                            1,350                39,083
                                      Arden Group, Inc. (Class A) +                               200                11,800
                                      BJ's Wholesale Club, Inc. +                               2,900                43,674
                                      Barnes & Noble, Inc. +                                    3,000                69,150
                                      Blue Rhino Corporation +                                    900                10,791
                                      The Bombay Company, Inc. +                                1,600                17,008
                                      Borders Group, Inc. +                                     3,100                54,591
                                      Brightpoint, Inc. +                                       1,111                13,665
                                      Brookstone, Inc. +                                          300                 6,015
                                      Brown Shoe Company, Inc.                                  1,200                35,760
                                      Burlington Coat Factory Warehouse Corporation             2,200                39,380
                                      CarMax, Inc. +                                            4,700               141,705
                                      Casey's General Stores, Inc.                              2,400                33,936

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
               Retail                 The Cato Corporation (Class A)                            1,300               $27,404
             (continued)              Central Garden & Pet Company +                              900                21,465
                                      Charlotte Russe Holding Inc. +                            1,300                13,416
                                      Charming Shoppes, Inc. +                                  9,100                45,227
                                      Chico's FAS, Inc. +                                       3,250                68,413
                                      The Children's Place Retail Stores, Inc. +                2,300                45,678
                                      Christopher & Banks Corporation +                         1,225                45,313
                                      Claire's Stores, Inc.                                     2,300                58,328
                                      Coldwater Creek Inc. +                                      150                 1,850
                                      Cole National Corporation (Class A) +                     2,200                27,544
                                      Cost Plus, Inc. +                                         1,300                46,358
                                      Dairy Mart Convenience Stores, Inc. +                       500                     0
                                      Deb Shops, Inc.                                             100                 1,880
                                      dELiA*s Corp. (Class A) +                                 2,300                 1,610
                                      Dollar Tree Stores, Inc. +                                5,300               168,168
                                      The Dress Barn, Inc. +                                    1,853                23,478
                                      Drugstore.com, Inc. +                                     3,400                19,856
                                      Duane Read Inc. +                                         1,200                17,700
                                      F.A.O., Inc. +                                              180                   419
                                      The Finish Line, Inc. (Class A)+                          1,900                42,199
                                      Flanigan's Enterprises, Inc.                                200                 1,260
                                      Foot Locker, Inc.                                         7,100                94,075
                                      Footstar, Inc. +                                          1,300                16,900
                                      Fred's, Inc.                                              1,900                70,642
                                      Friedman's Inc. (Class A)                                   500                 5,685
                                      Gadzooks, Inc. +                                            100                   568
                                      Genesco Inc. +                                            1,300                23,010
                                      GenesisIntermedia, Inc. +                                 1,900                     0
                                      Goody's Family Clothing, Inc.                             3,100                26,815
                                      The Great Atlantic & Pacific Tea Company, Inc. +          1,900                16,720
                                      Guitar Center, Inc. +                                     1,900                55,100
                                      The Gymboree Corporation +                                1,700                28,526
                                      Hancock Fabrics, Inc.                                     2,300                37,145
                                      Hot Topic, Inc. +                                         1,500                40,365
                                      Insight Enterprises, Inc. +                               4,300                43,258
                                      Jo-Ann Stores Inc. (Class A)+                             1,100                27,830
                                      Lillian Vernon Corporation +                                300                 2,166
                                      Linens 'n Things, Inc. +                                  2,000                47,220
                                      Longs Drug Stores Corporation                             1,700                28,220
                                      The Men's Wearhouse, Inc. +                               1,900                41,515
                                      Michael's Stores                                          3,000               114,180
                                      The Neiman Marcus Group, Inc. (Class A) +                 2,200                80,520
                                      OfficeMax, Inc. +                                         3,500                22,925
                                      O'Reilly Automotive, Inc. +                               2,700                90,153
                                      PC Connection, Inc. +                                     1,000                 6,800
                                      PETCO Animal Supplies, Inc. +                               100                 2,174
                                      PETsMART, Inc.                                            6,400               106,688
                                      Pacific Sunwear of California, Inc. +                     2,350                56,612
                                      Party City Corporation +                                    800                 8,216
                                      Pathmark Stores, Inc. +                                   3,500                26,775
                                      Payless ShoeSource, Inc. +                                2,700                33,750
                                      The Pep Boys-Manny, Moe & Jack                            2,500                33,775
                                      Pier 1 Imports, Inc.                                      4,300                87,720
                                      PriceSmart, Inc. +                                          300                 3,981
                                      Rite Aid Corporation +                                   24,600               109,470
                                      Ross Stores, Inc.                                         4,000               170,960
                                      Ruddick Corporation                                       1,900                29,868
                                      Saks Incorporated +                                       5,700                55,290
                                      School Specialty, Inc. +                                  1,700                48,382
                                      Sharper Image Corporation +                                 700                19,089
                                      Shoe Carnival, Inc. +                                       100                 1,476
                                      ShopKo Stores, Inc. +                                     1,700                22,100
                                      Stamps.com Inc. +                                         2,900                13,920
                                      Stein Mart, Inc. +                                        1,700                10,183
                                      Systemax Inc. +                                             700                 2,380

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
               Retail                 TAM Restaurants, Inc. +                                   6,800                    $7
             (concluded)              The Talbots, Inc.                                         2,900                85,405
                                      Too Inc. +                                                  900                18,225
                                      Tractor Supply Company +                                  1,100                52,525
                                      Tuesday Morning Corporation +                             1,300                34,190
                                      UniFirst Corporation                                        400                 8,760
                                      United Stationers, Inc. +                                 2,200                79,574
                                      Urban Outfitters, Inc. +                                  1,000                35,900
                                      Value City Department Stores, Inc. +                      3,600                 7,956
                                      Weis Markets, Inc.                                        1,400                43,428
                                      West Marine, Inc. +                                       2,000                35,020
                                      The Wet Seal, Inc. (Class A) +                            1,175                12,549
                                      Whitehall Jewelers, Inc. +                                  700                 6,349
                                      Whole Foods Market, Inc. +                                2,800               133,084
                                      Williams-Sonoma, Inc. +                                   5,400               157,680
                                      Zale Corporation +                                        1,400                56,000
                                                                                                               -------------
                                                                                                                  4,728,346

       Savings & Loans - 0.0%         NS & L Bancorp                                              200                 3,500
                                                                                                               -------------

      Soaps & Cosmetics - 0.4%        Church & Dwight Co., Inc.                                 1,800                58,914
                                      Del Laboratories, Inc. +                                    332                 7,802
                                      The Dial Corporation                                      4,700                91,415
                                      Elizabeth Arden, Inc. +                                     900                11,853
                                      The Estee Lauder Companies Inc. (Class A)                 6,300               211,238
                                      Inter Parfums, Inc.                                       1,000                 7,400
                                      Nu Skin Enterprises, Inc. (Class A)                       1,900                19,855
                                      Playtex Products, Inc. +                                  1,500                 9,630
                                      Revlon, Inc. (Class A) +                                  1,072                 3,216
                                                                                                               -------------
                                                                                                                    421,323

           Software - 0.0%            General Magic, Inc. +                                        35                     0
                                                                                                               -------------

            Steel - 0.2%              AK Steel Holding Corporation +                            8,500                30,770
                                      Ampco-Pittsburgh Corporation                                200                 2,680
                                      Carpenter Technology Corporation                          1,000                15,600
                                      Cleveland-Cliffs Inc. +                                     500                 8,925
                                      Friedman Industries, Incorporated                           600                 1,560
                                      Gibraltar Steel Corporation                                 600                12,288
                                      Intermet Corporation                                      2,000                 6,740
                                      Keystone Consolidated Industries, Inc. +                    700                   168
                                      NS Group, Inc. +                                            100                   975
                                      National Steel Corp. (Class B)+                          11,100                   233
                                      Northwest Pipe Company +                                    300                 4,164
                                      Oregon Steel Mills, Inc. +                                1,300                 3,770
                                      Quanex Corporation                                          900                26,748
                                      Roanoke Electric Steel Corporation                          600                 4,494
                                      Ryerson Tull, Inc.                                        1,000                 8,780
                                      Schnitzer Steel Industries, Inc. (Class A)                  800                35,296
                                      Shiloh Industries, Inc. +                                   400                 1,292
                                      Special Metals Corporation +                                500                     5
                                      Steel Dynamics, Inc. +                                    2,300                31,510
                                      Steel Technologies Inc.                                   2,400                24,264
                                      Weirton Steel Corporation +                                 300                    17
                                                                                                               -------------
                                                                                                                    220,279

      Telecommunications - 0.0%       ATSI Communications, Inc. +                                 500                    25
                                      CTC Communications Group, Inc. +                          4,300                     0
                                      International FiberCom, Inc. +                              200                     0
                                      MPower Holding Corporation +                                  7                     7
                                      Net2000 Communications, Inc. +                              300                     0
                                      Nx Networks, Inc. +                                         300                     0
                                      OmniSky Corporation +                                       200                     0
                                      Triton Network Systems, Inc. +                              100                    60
                                                                                                               -------------
                                                                                                                         92

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
  Telecommunication Services - 0.0%   Advanced Switching +                                        100                    $0
                                      Integrated Telecom +                                        300                     0
                                      McLeod USA Incorporated (Class A) +                      16,016                     0
                                                                                                               -------------
                                                                                                                          0

          Telephone - 2.4%            Adtran, Inc. +                                            2,100               107,708
                                      Applied Digital Solutions, Inc. +                           600                   354
                                      Applied Innovation Inc. +                                   600                 2,076
                                      Applied Signal Technology, Inc.                           1,600                27,200
                                      Atlantic Tele-Network, Inc.                                 200                 4,458
                                      autobytel.com inc. +                                      3,800                23,712
                                      Boston Communications Group, Inc. +                       1,800                30,834
                                      CT Communications, Inc.                                     800                 8,600
                                      Carrier Access Corporation +                              4,400                 9,592
                                      Centennial Communications Corp. +                         3,800                15,200
                                      Choice One Communications Inc. +                          6,900                 2,139
                                      Cincinnati Bell Inc. +                                    9,600                64,320
                                      Commonwealth Telephone Enterprises, Inc. +                1,700                74,749
                                      Copper Mountain Networks, Inc. +                            230                 2,484
                                      Covad Communications Group, Inc. +                       11,600                11,600
                                      Covista Communications, Inc. +                              300                   939
                                      Crown Castle International Corp. +                       11,400                88,578
                                      D&E Communications, Inc.                                    699                 8,004
                                      Davel Communications, Inc. +                              6,900                    55
                                      Dobson Communications Corporation (Class A) +               700                 3,710
                                      Equinix, Inc. +                                              15                   118
                                      Focal Communications Corporation +                           64                     1
                                      General Communication, Inc. (Class A) +                   2,400                20,784
                                      Hector Communications Corporation +                         100                 1,250
                                      Hickory Tech Corporation                                    600                 6,720
                                      ITXC Corp. +                                              8,000                20,880
                                      Inet Technologies, Inc. +                                   800                 7,976
                                      InteliData Technologies Corporation +                     2,000                 6,120
                                      InterDigital Communications Corporation +                 2,800                65,436
                                      Inter-Tel Inc.                                            2,100                44,562
                                      j2 Global Communications, Inc. +                            900                41,382
                                      Leap Wireless International, Inc. +                       1,500                    75
                                      Level 3 Communications, Inc. +                           26,000               172,640
                                      Lexent Inc. +                                             5,000                 6,950
                                      Liberty Media Corporation (Class A) +                   125,772             1,453,922
                                      Liberty Satellite & Technology, Inc. (Class A) +            960                 2,400
                                      Liberty Satellite & Technology, Inc. (Class B) +             20                   140
                                      McLeod USA Incorporated (Class A) +                       9,238                13,949
                                      Net2Phone, Inc. +                                         1,400                 6,062
                                      Nextel Partners, Inc. (Class A) +                         8,600                62,780
                                      North Pittsburgh Systems, Inc.                              600                 9,042
                                      Optical Cable Corporation +                                 247                 1,726
                                      Pegasus Communications Corporation +                        340                10,057
                                      Price Communications Corporation +                        2,400                30,984
                                      Primus Telecommunications Group, Incorporated +             700                 3,598
                                      RCN Corporation +                                         5,500                10,890
                                      Stratos Lightwave, Inc. +                                   390                 1,938
                                      Sunrise Telecom Incorporated +                            4,800                 8,496
                                      SureWest Communications                                     300                 9,075
                                      TALK America Holdings, Inc. +                             2,533                27,635
                                      T-NETIX, Inc. +                                             500                 1,000
                                      Telephone and Data Systems, Inc.                          2,700               134,189
                                      Tellular Corporation +                                      200                   964
                                      Terremark Worldwide, Inc. +                               8,000                 6,960
                                      Time Warner Telecom Inc. (Class A) +                      4,500                28,665
                                      Triton PCS Holdings, Inc. (Class A) +                     2,300                11,615
                                      Turnstone Systems, Inc. +                                 2,600                 6,526
                                      Tut Systems, Inc. +                                         100                   394
                                      US LEC Corp. (Class A) +                                    100                   382

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
              Telephone               UTStarcom, Inc. +                                           500               $17,785
             (concluded)              UbiquiTel Inc. +                                          4,100                 6,519
                                      Ulticom, Inc. +                                           1,700                16,150
                                      United States Cellular Corporation +                      4,400               111,979
                                      Warwick Valley Telephone Company                            100                 8,204
                                      Z-Tel Technologies, Inc. +                                  200                   492
                                                                                                               -------------
                                                                                                                  2,885,724

           Textiles - 0.0%            Guilford Mills, Inc. +                                       26                   224
                                      Thomaston Mills, Inc. (Class A) +                         1,300                     0
                                                                                                               -------------
                                                                                                                        224

     Tire & Rubber Goods - 0.1%       American Biltrite Inc.                                      200                 1,420
                                      Bandag, Incorporated                                        800                29,816
                                      Carlisle Companies Incorporated                           1,700                71,672
                                      SRI/Surgical Express, Inc. +                              1,000                 6,859
                                      TBC Corporation +                                           900                17,145
                                                                                                               -------------
                                                                                                                    126,912

           Tobacco - 0.1%             Schweitzer-Manduit International, Inc.                      700                16,898
                                      Universal Corporation                                     1,700                71,910
                                      Vector Group Ltd.                                         2,828                49,490
                                                                                                               -------------
                                                                                                                    138,298

     Travel & Recreation - 2.4%       All-American SportPark, Inc. +                            4,038                   162
                                      Alliance Gaming Corporation +                             2,400                45,384
                                      Amerco +                                                  4,400                31,328
                                      Ameristar Casinos, Inc. +                                 2,500                53,375
                                      Argosy Gaming Company +                                   2,200                46,002
                                      Arkansas Best Corporation                                 2,200                52,338
                                      Aztar Corporation +                                       2,200                35,442
                                      Bally Total Fitness Holding Corporation +                 1,600                14,448
                                      BancTrust Financial Group, Inc.                             300                 4,716
                                      C.H. Robinson Worldwide, Inc.                             3,900               138,683
                                      CNF Transportation Inc.                                   1,900                48,222
                                      Callaway Golf Company                                     3,100                40,982
                                      Cedar Fair, LP                                            2,000                56,000
                                      Central Parking Corporation                               1,600                19,776
                                      Choice Hotels International, Inc. +                       1,800                49,158
                                      Dick's Sporting Goods, Inc. +                             1,200                44,016
                                      Dollar Thrifty Automotive Group, Inc. +                   1,200                22,260
                                      Expedia, Inc. (Class A) +                                 2,300               175,674
                                      Expeditors International of Washington, Inc.              4,800               166,272
                                      Extended Stay America, Inc. +                             3,700                49,913
                                      Forward Air Corporation +                                   900                22,833
                                      Frozen Food Express Industries, Inc. +                      800                 2,528
                                      Full House Resorts, Inc. +                                1,000                   710
                                      Gart Sports Company +                                     1,200                34,032
                                      Glassmaster Company +                                     1,200                   264
                                      Heartland Express, Inc. +                                 2,454                54,602
                                      International Leisure Hosts, Ltd. +                         400                 2,000
                                      J.B. Hunt Transport Services, Inc. +                      2,400                90,599
                                      Jameson Inns, Inc.                                          400                 1,120
                                      Johnson Outdoors Inc. (Class A) +                         2,200                30,030
                                      K2 Inc. +                                                 1,332                16,317
                                      Knight Transportation, Inc. +                             1,500                37,350
                                      Lakes Gaming Inc. +                                       2,200                17,576
                                      Landstar System, Inc. +                                   1,100                69,135
                                      MGM Mirage Inc. +                                         7,700               263,185
                                      MTR Gaming Group, Inc. +                                  3,400                26,248
                                      Mandalay Resort Group                                     3,500               111,475
                                      Marten Transport, Ltd. +                                    900                24,210
                                      Meristar Hospitality Corp.                                2,100                10,794
                                      Monarch Casino & Resort, Inc. +                           3,400                31,688
                                      Multimedia Games, Inc. +                                    800                20,400

Master Extended Market Index Series
       Schedule of Investments

                                                                                            Shares
             Industry++               Common Stocks                                          Held                 Value
----------------------------------------------------------------------------------------------------------------------------
         Travel & Recreation          Navigant International, Inc. +                              700                $9,030
             (concluded)              Old Dominion Freight Line, Inc. +                           450                 9,729
                                      P.A.M. Transportation Services, Inc. +                      400                10,048
                                      Park Place Entertainment Corporation +                   11,800               107,262
                                      Pinnacle Entertainment, Inc. +                            2,300                15,640
                                      President Casinos, Inc. +                                 2,300                   759
                                      Prime Hospitality Corp. +                                 2,200                14,762
                                      Renaissance Entertainment Corporation +                   4,700                 1,081
                                      Rent-Way, Inc. +                                          1,200                 5,580
                                      ResortQuest International, Inc. +                           800                 3,528
                                      Roadway Express, Inc.                                     1,400                39,942
                                      Royal Caribbean Cruises Ltd.                             10,200               236,231
                                      Scientific Games Corporation                              1,100                10,340
                                      ShoLodge, Inc. +                                            300                   975
                                      Shuffle Master, Inc. +                                    1,575                46,289
                                      Six Flags, Inc. +                                         3,600                24,408
                                      Sonesta International Hotels Corporation (Class A)          200                 1,018
                                      Speedway Motorsports, Inc.                                1,300                34,840
                                      The Sports Authority, Inc. +                              1,600                17,120
                                      The Sports Club Company, Inc. +                             500                 1,350
                                      Sports Entertainment Enterprises, Inc. +                  7,300                   146
                                      Station Casinos, Inc. +                                   2,800                70,700
                                      Stellent, Inc. +                                          1,100                 5,940
                                      Swift Transportation Co., Inc. +                          3,870                72,059
                                      Travis Boats & Motors, Inc. +                               500                   405
                                      U.S. Xpress Enterprises, Inc. (Class A) +                   600                 6,384
                                      USF Corporation                                           1,300                35,061
                                      United Road Services, Inc. +                                500                    75
                                      Vail Resorts, Inc. +                                        400                 5,388
                                      Wabash National Corporation +                             1,400                19,642
                                      Werner Enterprises, Inc.                                  4,000                84,800
                                      WestCoast Hospitality Corporation +                         300                 1,518
                                      Women's Golf Unlimited Inc. +                               200                   136
                                      Yellow Corporation +                                      1,400                32,410
                                                                                                               -------------
                                                                                                                  2,885,843

----------------------------------------------------------------------------------------------------------------------------
                                      Total Common Stocks (Cost -$117,752,430) - 96.9%                          116,653,888
----------------------------------------------------------------------------------------------------------------------------

                                      Rights
----------------------------------------------------------------------------------------------------------------------------
         Health Care - 0.0%           Lipid Sciences, Inc. (d)                                    500                     0
                                      OSI Pharmaceuticals (Contingent Value)                    1,300                     0
                                      Psychiatric Solutions, Inc. (e)                             800                     0
                                                                                                               -------------
                                                                                                                          0

    Miscellaneous Finance - 0.0%      Hoenig Group (Contingent Payment)                         1,500                     0
                                                                                                               -------------

  Telecommunication Services - 0.0%   XO Communications                                        20,500                     2
                                                                                                               -------------

----------------------------------------------------------------------------------------------------------------------------
                                      Total Rights (Cost - $0) - 0.0%                                                     2
----------------------------------------------------------------------------------------------------------------------------

                                      Warrants (c)
----------------------------------------------------------------------------------------------------------------------------
          Materials - 0.0%            Metals USA Inc.                                              68                    10
                                                                                                               -------------

 Miscellaneous Manufacturing - 0.0%   APW Ltd.                                                      1                     0
                                      Polymer Group Inc. (Class A)                                  3                     0
                                      Polymer Group Inc. (Class B)                                  3                     0
                                                                                                               -------------
                                                                                                                          0

  Telecommunication Services - 0.0%   Motient Corporation                                          10                     1
                                      SpectraSite, Inc.                                            46                 1,173
                                                                                                               -------------
                                                                                                                      1,174

          Telephone - 0.0%            Focal Communications Corporation                             63                     1
                                                                                                               -------------

Master Extended Market Index Series
       Schedule of Investments

                                                                                                                      Value
----------------------------------------------------------------------------------------------------------------------------
                                      Total Warrants (Cost - $2,158) - 0.0%                                          $1,185
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Total Long-Term Investments (Cost - $117,754,588) - 96.9%                                                       116,655,075
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM                                                                                        Shares Held/
SECURITIES                                                                                 Beneficial Interest
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (a)                            $    6,022,092             6,022,092
Merrill Lynch Liquidity Series, LLC Money Market Series (a) (b)                        $    1,281,488             1,281,488
Merrill Lynch Premier Institutional Fund (a) (b)                                              854,325               854,325
                                                                                         -------------
----------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $8,157,905) - 6.8%                                                            8,157,905
----------------------------------------------------------------------------------------------------------------------------

Total Investments  (Cost - $125,912,493) - 103.7%                                                               124,812,980
Variation Margin on Financial Futures Contracts* - 0.0%                                                             (17,588)
Liabilities in Excess of Other Assets - (3.7%)                                                                   (4,463,562)
                                                                                                               -------------

Net Assets - 100.0%                                                                                            $120,331,830
                                                                                                               =============

----------------------------------------------------------------------------------------------------------------------------

*     Financial futures contracts purchased as of June 30, 2003 were as follows:

      -------------------------------------------------------------------------------------------------------
      Number of                                                       Expiration
      Contracts                      Issue                               Date                        Value
      -------------------------------------------------------------------------------------------------------
          6                     Russell 2000 Index                   September 2003                $1,345,200
          10                      S&P 400 Midcap                     September 2003                 2,401,000
      -------------------------------------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price - $3,783,572)                                                          $3,746,200
                                                                                                   ==========
      -------------------------------------------------------------------------------------------------------

(a) Investments in companies considered to be an affiliate of the Series (such companies are defined as Affiliated Companies in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      -----------------------------------------------------------------------------------------------------------------------
      Affiliate                                                                   Net                       Dividend/Interest
                                                                                Activity                        Income
      -----------------------------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I                  $1,841,800                       $30,139
      Merrill Lynch Liquidity Series, LLC Money Market Series                  $  892,316                       $ 4,394
      Merrill Lynch Premier Institutional Fund                                    509,212                       $ 2,756
      -----------------------------------------------------------------------------------------------------------------------

(b)   Security was purchased with the cash proceeds from securities loans.
(c) Warrants entitle the Series to purchase a predetermined number of shares of stock/face amount of bonds and are non-income producing. The purchase price and number of shares of stock/face amount of bonds are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 11/28/03.
(e)   The rights may be exercised until 8/16/04.
+     Non-income producing security.
++ For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2003

STATEMENT OF ASSETS AND LIABILITIES

MASTER
EXTENDED MARKET
INDEX SERIES        As of June 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
Assets:             Investments, at value (including securities loaned of $2,048,046)
                    (identified cost-$125,912,493) ...........................................                     $124,812,980
                    Cash on deposit for financial futures contracts ..........................                          379,649
                    Receivables:
                             Securities sold .................................................   $ 9,119,357
                             Contributions ...................................................       143,319
                             Dividends .......................................................        93,242
                             Securities lending-net ..........................................        15,532
                             Interest ........................................................         6,635          9,378,085
                                                                                                 -----------
                    Prepaid expenses and other assets ........................................                           31,600
                                                                                                                   ------------
                    Total assets .............................................................                      134,602,314
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Liabilities:        Collateral on securities loaned, at value ................................                        2,135,813
                    Payables:
                         Securities purchased ................................................    11,982,531
                         Withdrawals .........................................................        99,473
                         Variation margin ....................................................        17,588
                         Custodian bank ......................................................        14,285
                          Investment adviser .................................................         1,010
                          Other affiliates ...................................................           569         12,115,456
                                                                                                 -----------
                    Accrued expenses .........................................................                           19,215
                                                                                                                   ------------
                    Total liabilities ........................................................                       14,270,484
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets:         Net assets ...............................................................                     $120,331,830
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Net Assets          Investors' capital .......................................................                     $121,468,715
Consist of:         Unrealized depreciation on investments-net ...............................                       (1,136,885)
                                                                                                                   ------------
                    Net assets ...............................................................                     $120,331,830
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2003

STATEMENT OF OPERATIONS

MASTER
EXTENDED MARKET
INDEX SERIES              For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------------------------------------------------------
Investment                Dividends (net of $536 foreign withholding tax) .......................                  $    513,529
Income:                   Interest ..............................................................                        30,209
                          Securities lending-net ................................................                         7,150
                          Other .................................................................                         1,044
                                                                                                                   ------------
                          Total income ..........................................................                       551,932
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Expenses:                 Professional fees .....................................................    $ 34,168
                          Custodian fees ........................................................      11,325
                          Accounting services ...................................................       8,774
                          Investment advisory fees ..............................................       5,009
                          Trustees' fees and expenses ...........................................         614
                          Printing and shareholder reports ......................................         326
                          Other .................................................................       2,824
                                                                                                     --------
                          Total expenses before waiver ..........................................      63,040
                          Waiver of expenses ....................................................        (606)
                                                                                                     --------
                          Total expenses after waiver ...........................................                        62,434
                                                                                                                   ------------
                          Investment income-net .................................................                       489,498
                                                                                                                   ------------
-------------------------------------------------------------------------------------------------------------------------------
Realized &                Realized loss from investments-net ....................................                    (1,585,569)
Unrealized Gain (Loss)    Change in unrealized appreciation/depreciation on investments-net .....                    18,606,020
on Investments-Net:                                                                                                ------------
                          Total realized and unrealized gain on investments-net .................                    17,020,451
                                                                                                                   ------------
                          Net Increase in Net Assets Resulting from Operations ..................                  $ 17,509,949
                                                                                                                   ============
-------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2003

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six           For the
MASTER                                                                                             Months Ended         Year Ended
EXTENDED MARKET                                                                                      June 30,          December 31,
INDEX SERIES            Increase (Decrease) in Net Assets:                                             2003                2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income-net .................................................    $     489,498       $  1,093,990
                        Realized loss on investments-net ......................................       (1,585,569)        (1,203,067)
                        Change in unrealized appreciation/depreciation on investments-net .....       18,606,020        (19,853,922)
                                                                                                   -------------       ------------
                        Net increase (decrease) in net assets resulting from operations .......       17,509,949        (19,962,999)
                                                                                                   -------------       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital                 Proceeds from contributions ...........................................       24,667,610         33,824,441
Transactions:           Fair value of withdrawals .............................................      (15,608,374)       (24,936,735)
                                                                                                   -------------       ------------

                        Net increase in net assets derived from capital transactions ..........        9,059,236          8,887,706
                                                                                                   -------------       ------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase (decrease) in net assets ...............................       26,569,185        (11,075,293)
                        Beginning of period ...................................................       93,762,645        104,837,938
                                                                                                   -------------       ------------
                        End of period .........................................................    $ 120,331,830       $ 93,762,645
                                                                                                   =============       ============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                              Master Extended Market Index Series, June 30, 2003

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------
                                                                                            For the
                                                                  For the Six              Year Ended         For the Period
MASTER               The following ratios have                   Months Ended             December 31,       Oct. 27, 2000+ to
EXTENDED MARKET      been derived from information provided         June 30,        -----------------------     December 31,
INDEX SERIES         in the financial statements.                     2003           2002            2001           2000
------------------------------------------------------------------------------------------------------------------------------
Total Investment ...............................................       17.88% ++     (17.77%)         (9.03%)          --
Return:**                                                           ========        =======        ========       =======
------------------------------------------------------------------------------------------------------------------------------
Ratios to            Expenses, net of waiver ...................         .12% *         .08%            .08%          .08% *
Average Net                                                         ========        =======        ========       =======
Assets:              Expenses ..................................         .13% *         .15%            .28%          .65% *
                                                                    ========        =======        ========       =======
                     Investment income-net .....................         .98% *        1.11%           1.33%         2.02% *
                                                                    ========        =======        ========       =======
------------------------------------------------------------------------------------------------------------------------------
Supplemental         Net assets, end of period (in thousands) ..    $120,332        $93,763        $104,838       $20,805
Data:                                                               ========        =======        ========       =======
                     Portfolio turnover ........................       13.34%         28.14%          97.51%         8.88%
                                                                    ========        =======        ========       =======
------------------------------------------------------------------------------------------------------------------------------

*     Annualized.
** Total return is required to be disclosed for fiscal years beginning after December 15, 2000.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

Master Extended Market Index Series
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered as a diversified Series under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments-- Portfolio securities that are traded on stock exchanges or the NASDAQ National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Futures contracts are valued at the settlement price at the close of the applicable exchange. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Trust's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Trust.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Income taxes - The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Custodian bank - The Series recorded an amount payable to the custodian bank reflecting an overnight overdraft, which resulted from an unprojected payment of net investment income dividends.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series net assets. FAM has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .08%. Effective January 1, 2003, the limit was increased from .08% to .13%. This arrangement expires December 31, 2003 and is renewable. For the six months ended June 30, 2003, FAM earned fees of $5,009, of which $606 was waived.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. As of June 30, 2003, the Series lent securities with a value of $191,211 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the six months ended June 30, 2003, MLIM, LLC received $3,061 in securities lending agent fees from the Series.

In addition, MLPF&S received $1,121 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2003.

For the six months ended June 30, 2003, the Series reimbursed FAM $1,064 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2003 were $28,105,278 and $12,824,356, respectively.

Net realized gains (losses) for the six months ended June 30, 2003 and net unrealized losses as of June 30, 2003 were as follows:

-------------------------------------------------------------------------------
                                                    Realized         Unrealized
                                                 Gains (Losses)        Losses
-------------------------------------------------------------------------------
Long-term investments......................       $(2,442,072)      $(1,099,513)
Financial futures contracts................           856,503           (37,372)
                                                  -----------       -----------
Total investments..........................       $(1,585,569)      $(1,136,885)
                                                  -----------       -----------
-------------------------------------------------------------------------------

As of June 30, 2003, net unrealized depreciation for Federal income tax purposes aggregated $1,574,400, of which $15,719,890 related to appreciated securities and $17,294,290 related to depreciated securities. At June 30, 2003, the aggregate cost of investments for Federal income tax purposes was $126,387,380.

5. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of ..09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the commitment was reduced from $1,000,000,000 to $500,000,000. The Series did not borrow under the credit agreement during the six months ended June 30, 2003.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15,
         2003)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (annual requirement only and not required to be answered until the registrant's fiscal year-end on or after July 15, 2003)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8 -- Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    Master Extended Market Index Series

Date: August 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------------------
    Terry K. Glenn,
    President of
    Master Extended Market Index Series

Date: August 21, 2003


By: /s/ Donald C. Burke
    -----------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Index Series

Date: August 21, 2003

Attached hereto as a furnished exhibit are the certifications pursuant to
Section 906 of the Sarbanes-Oxley Act.